Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) July 31, 2020

Investments	Shares	Value ($)
LONG POSITIONS - 89.2%

COMMON STOCKS - 31.0%

Aerospace & Defense - 0.6%
Hexcel Corp.	500	18,650
Kaman Corp.	7,554	298,307
PAE, Inc.*	40,710	320,795
		637,752
Airlines - 0.0%(a)
American Airlines Group, Inc.	623	6,928
American Airlines Group, Inc. Escrow*(b)	14,383	431
		7,359
Auto Components - 0.1%
Delphi Technologies plc*	9,100	136,409

Automobiles - 0.1%
General Motors Co.	4,970	123,703

Banks - 1.0%
Citigroup, Inc.	3,075	153,781
JPMorgan Chase & Co.	7,666	740,842
Societe Generale SA (France)*	131	2,017
UniCredit SpA (Italy)*	13,305	122,112
		1,018,752
Beverages - 0.1%
Craft Brew Alliance, Inc.*	7,200	106,632

Biotechnology - 0.6%
Akero Therapeutics, Inc.*	1,850	64,953
BioMarin Pharmaceutical, Inc.*	1,545	185,106
Grifols SA, ADR (Spain)	13,100	247,197
Regeneron Pharmaceuticals, Inc.*	222	140,320
		637,576
Capital Markets - 2.0%
BlackRock, Inc.	176	101,202
Blackstone Group, Inc. (The), Class A	1,650	87,912
Churchill Capital Corp. III, Class A*	19,089	197,762
E*TRADE Financial Corp.	9,400	477,238
Goldman Sachs Group, Inc. (The)	590	116,797
Legg Mason, Inc.	10,900	544,891
Morgan Stanley	3,806	186,037
Pershing Square Tontine Holdings Ltd.*	6,180	130,027
TD Ameritrade Holding Corp.	3,400	122,026
		1,963,892
Commercial Services & Supplies - 0.7%
Advanced Disposal Services, Inc.*	13,800	416,208
Clean Harbors, Inc.*(c)	4,568	272,253
		688,461
Communications Equipment - 0.2%
4L Holdings Corp.*(b)	3,790	15,161
Acacia Communications, Inc.*	3,200	217,536
		232,697
Construction & Engineering - 0.3%
Valmont Industries, Inc.	2,528	306,394

Containers & Packaging - 0.1%
IPL Plastics, Inc. (Canada)*	6,700	49,820

Distributors - 0.6%
LKQ Corp.*	21,425	603,971

Diversified Consumer Services - 0.7%
Regis Corp.*	42,890	329,395
ServiceMaster Global Holdings, Inc.*(c)	9,696	396,470
		725,865
Diversified Telecommunication Services - 0.5%
Cincinnati Bell, Inc.*	7,100	106,571
GCI Liberty, Inc., Class A*	4,600	360,594
		467,165
Electric Utilities - 1.0%
Evergy, Inc.	1,940	125,770
NextEra Energy, Inc.(d)	3,184	893,749
		1,019,519
Electrical Equipment - 1.0%
Regal Beloit Corp.	4,238	389,769
Sunrun, Inc.*	17,380	637,672
		1,027,441
Electronic Equipment, Instruments & Components - 0.3%
Fitbit, Inc., Class A*	37,500	245,250

Entertainment - 0.1%
Walt Disney Co. (The)	744	87,003

Equity Real Estate Investment Trusts (REITs) - 0.7%
Equinix, Inc.	755	593,037
Front Yard Residential Corp.	2,200	19,074
Taubman Centers, Inc.	1,200	46,464
		658,575
Food & Staples Retailing - 0.2%
Cia Brasileira de Distribuicao, ADR (Brazil)	1,183	16,124
Magnit PJSC, GDR (Russia)(e)	1,164	17,246
Wal-Mart de Mexico SAB de CV (Mexico)	14,253	33,450
X5 Retail Group NV, GDR (Russia)(e)	3,122	117,169
		183,989
Food Products - 0.5%
Nomad Foods Ltd. (United Kingdom)*	19,730	454,974

Health Care Equipment & Supplies - 1.1%
Becton Dickinson and Co.	437	122,946
Envista Holdings Corp.*	19,511	426,705
Surgalign Holdings, Inc.*	8,100	22,761
Wright Medical Group NV*	15,500	465,310
Zimmer Biomet Holdings, Inc.	750	101,145
		1,138,867
Health Care Providers & Services - 0.1%
Cigna Corp.	350	60,442
Option Care Health, Inc.*	3,775	44,469
Shanghai Pharmaceuticals Holding Co. Ltd., Class H (China)	9,303	16,517
Sinopharm Group Co. Ltd., Class H (China)	5,222	12,438
		133,866
Hotels, Restaurants & Leisure - 0.1%
Caesars Entertainment, Inc.*	3,242	100,664
Seven Aces Ltd. (Canada)*	8,400	17,309
		117,973
Household Durables - 0.5%
Lennar Corp., Class A	3,160	228,626

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	Shares	Value ($)
Lennar Corp., Class B	5,087	274,037
		502,663
Industrial Conglomerates - 0.0%(a)
Smiths Group plc (United Kingdom)	1,394	24,557

Insurance - 1.6%
AIA Group Ltd. (Hong Kong)	22,647	204,692
Aon plc, Class A	820	168,280
Benefytt Technologies, Inc., Class A*	7,200	222,624
Chubb Ltd.	1,340	170,502
Genworth Financial, Inc., Class A*	14,800	30,192
National General Holdings Corp.	5,400	183,546
RSA Insurance Group plc (United Kingdom)	14,798	82,594
Syncora Holdings Ltd.*	58,200	17,256
W R Berkley Corp.	1,255	77,496
Willis Towers Watson plc	2,100	441,021
		1,598,203
Interactive Media & Services - 2.1%
58.com, Inc., ADR (China)*	3,600	199,332
Actua Corp.*(b)(f)	6,700	335
Alphabet, Inc., Class A*	265	394,307
Baidu, Inc., ADR (China)*	283	33,790
Bitauto Holdings Ltd., ADR (China)*	2,700	42,876
Facebook, Inc., Class A*	2,224	564,162
Mail.Ru Group Ltd., GDR (Russia)*(e)	928	24,484
Meet Group, Inc. (The)*	17,200	107,156
SINA Corp. (China)*	2,300	92,805
Tencent Holdings Ltd. (China)	4,833	332,997
Yandex NV, Class A (Russia)*	1,015	58,403
Zillow Group, Inc., Class C*	2,790	190,808
		2,041,455
Internet & Direct Marketing Retail - 2.9%
Alibaba Group Holding Ltd., ADR (China)*(d)	1,809	454,095
Altaba, Inc. Escrow*(b)	58,906	1,260,588
Amazon.com, Inc.*	114	360,774
ASOS plc (United Kingdom)*	333	14,567
Booking Holdings, Inc.*	198	329,102
eBay, Inc.	1,587	87,729
Expedia Group, Inc.	734	59,461
Grubhub, Inc.*	1,798	129,888
MercadoLibre, Inc. (Argentina)*	175	196,808
		2,893,012
IT Services - 0.6%
Fidelity National Information Services, Inc.	990	144,847
PayPal Holdings, Inc.*	1,587	311,163
Visa, Inc., Class A	730	138,992
		595,002
Life Sciences Tools & Services - 0.4%
Eurofins Scientific SE (Luxembourg)*	207	135,487
Gerresheimer AG (Germany)	350	40,264
Pacific Biosciences of California, Inc.*	24,346	90,810
Thermo Fisher Scientific, Inc.	408	168,892
		435,453
Machinery - 0.4%
Dover Corp.	3,290	338,640
Navistar International Corp.*	1,800	57,654
		396,294
Marine - 0.3%
Kirby Corp.*	5,329	246,413

Media - 0.3%
Central European Media Enterprises Ltd., Class A (Czech Republic)*	14,400	57,312
Deluxe Television GmbH (Germany)*	16,063	6,827
Discovery, Inc., Class C*	2,700	51,165
Loral Space & Communications, Inc.	4,585	83,309
Stroeer SE & Co. KGaA (Germany)*	1,842	126,129
Tribune Co. Litigation, Class 1C*(b)(f)	302,443	—
		324,742
Metals & Mining - 0.0%(a)
Artemis Gold, Inc. (Canada)*	605	2,276
Conic Metals Corp. (Canada)*	11,300	1,983
		4,259
Multi-Utilities - 0.2%
CenterPoint Energy, Inc.	7,580	144,096

Oil, Gas & Consumable Fuels - 0.0%(a)
Falcon Minerals Corp.	3,400	8,534
Noble Energy, Inc.	2,100	20,979
Southcross Energy Partners LP*(b)	49,093	4,909
		34,422
Paper & Forest Products - 0.2%
Canfor Corp. (Canada)*	18,200	217,131

Personal Products - 0.8%
elf Beauty, Inc.*	28,092	501,723
Estee Lauder Cos., Inc. (The), Class A	595	117,536
Unilever NV (United Kingdom)	2,758	162,971
		782,230
Pharmaceuticals - 0.3%
Aralez Pharmaceuticals, Inc. (Canada)*(b)	345	—
Bristol-Myers Squibb Co.	2,250	131,985
Dr Reddy's Laboratories Ltd., ADR (India)	940	57,152
Hikma Pharmaceuticals plc (Jordan)	2,369	66,382
Teva Pharmaceutical Industries Ltd., ADR (Israel)*	513	5,920
		261,439
Professional Services - 0.9%
Intertek Group plc (United Kingdom)	1,262	88,755
Intertrust NV (Netherlands)(e)	37,966	703,510
SGS SA (Registered) (Switzerland)	45	117,849
		910,114
Road & Rail - 0.5%
Canadian National Railway Co. (Canada)	4,810	470,370

Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc.	1,039	119,329
Enphase Energy, Inc.*	1,920	115,891
SunEdison, Inc.*(b)(f)	16,689	—
		235,220
Software - 3.0%
Fair Isaac Corp.*	316	138,784
Forescout Technologies, Inc.*	14,900	431,951

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	Shares	Value ($)
Jamf Holding Corp.*	935	37,961
LogMeIn, Inc.	5,700	489,117
Microsoft Corp.	1,140	233,711
PTC, Inc.*	6,956	595,155
salesforce.com, Inc.*	705	137,369
SAP SE (Germany)	2,097	331,019
Tenable Holdings, Inc.*	16,822	570,771
		2,965,838
Specialty Retail - 1.1%
Bed Bath & Beyond, Inc.	14,205	153,698
Frasers Group plc (United Kingdom)*	9,144	29,792
RH*	1,989	571,698
Tiffany & Co.	2,800	351,008
Toys R Us, Inc.*(b)	1,038	24,912
		1,131,108
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.	1,338	568,704
Samsung Electronics Co. Ltd., GDR (South Korea)(e)	111	134,609
		703,313
Textiles, Apparel & Luxury Goods - 0.9%
adidas AG (Germany)*	1,346	371,196
Capri Holdings Ltd.*	1,382	20,702
G-III Apparel Group Ltd.*	43,925	434,418
Tapestry, Inc.	2,271	30,341
		856,657
Trading Companies & Distributors - 0.2%
Brenntag AG (Germany)	3,248	200,444
IMCD NV (Netherlands)	364	37,640
		238,084
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	1,575	169,124

TOTAL COMMON STOCKS (Cost $28,343,032)		30,955,104

Investments	Principal Amount ($)	Value ($)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.5%

CHC Commercial Mortgage Trust, Series 2019-CHC, Class E, (ICE LIBOR USD 1 Month + 2.35%, 2.35% Floor), 2.52%, 6/15/2034(g)(h)	995,703	840,853
CHT Mortgage Trust, Series 2017-CSMO, Class F, (ICE LIBOR USD 1 Month + 3.74%, 3.74% Floor), 3.92%, 11/15/2036(g)(h)	1,000,000	899,684
CORE Mortgage Trust, Series 2019-CORE, Class F, (ICE LIBOR USD 1 Month + 2.35%, 2.35% Floor), 2.52%, 12/15/2031(g)(h)	1,100,000	1,046,358
Hawaii Hotel Trust, Series 2019-MAUI, Class F, (ICE LIBOR USD 1 Month + 2.75%, 2.75% Floor), 2.92%, 5/15/2038(g)(h)	1,700,000	1,418,811
Hilton Orlando Trust, Series 2018-ORL, Class E, (ICE LIBOR USD 1 Month + 2.65%, 2.65% Floor), 2.82%, 12/15/2034(g)(h)	1,625,000	1,390,446
Lone Star Portfolio Trust, Series 2015-LSP, Class E, (ICE LIBOR USD 1 Month + 5.85%, 5.60% Floor), 6.02%, 9/15/2028(g)(h)	745,521	731,839
Palisades Center Trust, Series 2016-PLSD, Class D, 4.74%, 4/13/2033(g)	1,000,000	211,235
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $8,207,069)		6,539,226

Investments	Principal Amount ($)	Value ($)
ASSET-BACKED SECURITIES - 6.3%

Catamaran CLO Ltd. (Cayman Islands), Series 2015-1A, Class DR, (ICE LIBOR USD 3 Month + 2.80%), 3.06%, 4/22/2027(g)(h)	1,000,000	920,818
Series 2016-1A, Class C, (ICE LIBOR USD 3 Month + 3.85%), 4.12%, 1/18/2029(g)(h)	1,000,000	896,427
JP Morgan Mortgage Acquisition Trust, Series 2007-CH1, Class AF6, 4.85%, 11/25/2036(i)	39,272	40,301
Midocean Credit CLO VII (Cayman Islands), Series 2017-7A, Class D, (ICE LIBOR USD 3 Month + 3.88%), 4.16%, 7/15/2029(g)(h)	1,000,000	905,139
Mountain View CLO LLC (Cayman Islands), Series 2017-1A, Class D, (ICE LIBOR USD 3 Month + 3.60%), 3.87%, 10/16/2029(g)(h)	1,000,000	925,195
New Residential Mortgage LLC, Series 2018-FNT2, Class D, 4.92%, 7/25/2054(g)	734,850	707,112
Progress Residential Trust, Series 2018-SFR3, Class E, 4.87%, 10/17/2035(g)	1,000,000	1,035,287

WhiteHorse X Ltd. (Cayman Islands), Series 2015-10A, Class DR, (ICE LIBOR USD 3 Month + 3.00%, 3.00% Floor), 3.27%, 4/17/2027(g)(h)	1,000,000	873,629
TOTAL ASSET-BACKED SECURITIES (Cost $6,804,503)		6,303,908

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Investments	Principal Amount ($)	Value ($)
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.7%

Alternative Loan Trust,
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	700,248	676,439
Chase Mortgage Finance Trust,
Series 2007-A2, Class 3A2, 4.00%, 6/25/2035(j)	132,554	127,228
Citicorp Mortgage Securities Trust,
Series 2006-3, Class 1A10, 6.25%, 6/25/2036	986,869	1,007,834
Connecticut Avenue Securities Trust,
Series 2019-R02, Class 1M2, (ICE LIBOR USD 1 Month + 2.30%, 2.30% Floor), 2.47%, 8/25/2031(g)(h)	615,605	606,462
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2015-DN1, Class M3, (ICE LIBOR USD 1 Month + 4.15%), 4.32%, 1/25/2025(h)	346,109	346,110
FNMA Connecticut Avenue Securities,
Series 2016-C05, Class 2M2, (ICE LIBOR USD 1 Month + 4.45%, 4.45% Floor), 4.62%, 1/25/2029(h)	608,122	617,670
Series 2017-C02, Class 2M2, (ICE LIBOR USD 1 Month + 3.65%), 3.82%, 9/25/2029(h)	1,280,076	1,283,635
MASTR Alternative Loan Trust,
Series 2004-10, Class 4A1, 6.00%, 9/25/2034	21,343	21,804
RFMSI Series Trust,
Series 2006-S12, Class 3A4, 5.75%, 12/25/2036	716,546	700,875
WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-S1, Class 1A11, 5.50%, 3/25/2034	55,745	56,874
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	273,291	274,755
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,827,225)		5,719,686

Investments	No. of Rights	Value ($)
RIGHTS - 0.3%

Biotechnology - 0.2%
Achillion Pharmaceuticals, Inc., CVR*(b)	23,300	11,650
Alder Biopharmaceuticals, Inc., CVR*(b)	35,400	44,250
Ambit Biosciences Corp. (Daichi Sankyo Co. Ltd.), CVR*(b)(f)	70,000	141,750
Clementia Pharmaceuticals, Inc., CVR (Canada)*(b)(f)	3,200	4,320
Stemline Therapeutics, Inc., CVR*(b)(f)	11,800	—

Investments	No. of Rights	Value ($)
Tobira Therapeutics, Inc., CVR*(b)(f)	6,900	414
		202,384
Media - 0.0%
Media General, Inc., CVR*(b)(f)	76,116	—

Metals & Mining - 0.0%(a)
Pan American Silver Corp., CVR (Canada)*	39,600	33,066

Pharmaceuticals - 0.1%
Bristol-Myers Squibb Co., CVR*	11,282	40,615
Dova Pharmaceuticals, Inc., CVR (Sweden)*(b)	8,800	4,400
Elanco Animal Health, Inc., CVR*(b)	15,100	151
Omthera Pharmaceuticals, Inc. (AstraZeneca plc), CVR (United Kingdom)*(b)(f)	100	—
		45,166
TOTAL RIGHTS (Cost $67,338)		280,616

Investments	Principal Amount ($)	Value ($)
LOAN ASSIGNMENTS - 0.3%

Insurance - 0.1%
Confie Seguros Holding II Co., Term Loan,
(ICE LIBOR USD 1 Month + 8.50%), 8.67%, 10/31/2025(h)	76,000	51,300

Media - 0.2%
Deluxe Entertainment Services Group, 1st Lien Term Loan,
(ICE LIBOR USD 3 Month + 5.00%), 6.00%, 3/25/2024(h)	80,436	72,607
Deluxe Entertainment Services Group, 2nd Lien Term Loan,
(ICE LIBOR USD 6 Month + 6.00%), 7.00%, 9/25/2024(b)(h)	141,418	105,514
		178,121
Oil, Gas & Consumable Fuels - 0.0%(a)
Lealand Finance Co. BV, Term Loan,
(ICE LIBOR USD 1 Month + 3.00%), 3.17%, 6/28/2024(h)	29,012	28,664

Speciality Retail - 0.0%(a)
Toys R Us Property Co. I LLC Mezzanine Loan, Term Loan,
12.50%, 2/4/2024(b)	1,221	1,148

TOTAL LOAN ASSIGNMENTS (Cost $233,869)		259,233

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	No. of Warrants	Value ($)
WARRANTS - 0.2%

Capital Markets - 0.0%(a)
FinTech Acquisition Corp. III, expiring 12/1/2023*(b)(f)	1,767	8,764
Open Lending Corp., expiring 6/9/2025*	1,333	7,732
		16,496
Construction & Engineering - 0.0%(a)
API Group Corp., expiring 10/1/2022*(b)(f)	1,892	1,892

Oil, Gas & Consumable Fuels - 0.2%
Southcross Energy Partners LP, expiring 12/31/2029*(b)	303,095	209,136

TOTAL WARRANTS (Cost $300,428)		227,524

Investments	Principal Amount ($)		Value ($)
CONVERTIBLE BONDS - 0.2%

Entertainment - 0.0%(a)
Cineplex, Inc. (Canada),
5.75%, 9/30/2025(g)	CAD	59,000	43,277

Semiconductors & Semiconductor Equipment - 0.2%
Adesto Technologies Corp.,
4.25%, 9/15/2024(g)		147,000	176,694

TOTAL CONVERTIBLE BONDS (Cost $221,056)			219,971

Investments	Principal Amount ($)	Value ($)
CONVERTIBLE PREFERRED STOCKS - 0.1%

Diversified Telecommunication Services - 0.1%
Cincinnati Bell, Inc.,
Series B, 6.75%, 9/4/2020(k) (Cost $86,717)	1,900	89,395

Investments	Shares	Value ($)
PREFERRED STOCKS - 0.1%

Diversified Telecommunication Services - 0.1%
GCI Liberty, Inc., Series A, 7.00%, 3/10/2039(k)
(Cost $35,613)	1,860	50,201

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 0.0%

Independent Power and Renewable Electricity Producers - 0.0%
GenOn Energy, Inc. Escrow,
9.50%, 10/15/2018 (b)(f)(l)	354,000	—

Investments	Principal Amount ($)	Value ($)
9.88%, 10/15/2020 (b)(f)(l)	1,655,000	—
TOTAL CORPORATE BONDS (Cost $—)		—

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS - 38.5%

INVESTMENT COMPANIES - 38.5%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class, 0.19%(d)(m) (Cost $38,522,377)	38,522,377	38,522,377
		—

TOTAL LONG POSITIONS (Cost $88,649,227)		89,167,241

Investments	Shares	Value ($)
SHORT POSITIONS - (5.1)%(n)

COMMON STOCKS - (5.1)%

Aerospace & Defense - (0.1)%
Lockheed Martin Corp.	(212)	(80,341)
Northrop Grumman Corp.	(177)	(57,527)
		(137,868)
Auto Components - (0.1)%
BorgWarner, Inc.	(3,825)	(139,995)

Banks - (0.8)%
Bank of Montreal (Canada)	(1,500)	(82,064)
Canadian Imperial Bank of Commerce (Canada)	(1,440)	(99,691)
HSBC Holdings plc (United Kingdom)	(26,885)	(121,058)
National Bank of Canada (Canada)	(1,800)	(84,984)
Royal Bank of Canada (Canada)	(1,795)	(123,825)
Skandinaviska Enskilda Banken AB, Class A (Sweden)*	(5,580)	(53,987)
Swedbank AB, Class A (Sweden)*	(3,995)	(64,872)
Wells Fargo & Co.	(6,610)	(160,359)
		(790,840)
Capital Markets - (0.6)%
Charles Schwab Corp. (The)	(3,683)	(122,092)
Morgan Stanley	(9,806)	(479,317)
		(601,409)
Chemicals - (0.1)%
International Flavors & Fragrances, Inc.	(742)	(93,455)

Consumer Finance - (0.1)%
Credit Acceptance Corp.*	(208)	(97,332)

Diversified Consumer Services - (0.2)%
Adtalem Global Education, Inc.*	(3,770)	(129,462)
Perdoceo Education Corp.*	(6,975)	(100,440)
		(229,902)
Electrical Equipment - (0.2)%
Acuity Brands, Inc.	(1,353)	(134,082)
Vivint Solar, Inc.*	(1,090)	(22,171)
		(156,253)
Equity Real Estate Investment Trusts (REITs) - (0.4)%
AvalonBay Communities, Inc.	(890)	(136,277)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	Shares	Value ($)
Equity Residential	(2,280)	(122,276)
SL Green Realty Corp.	(3,005)	(139,733)
		(398,286)
Food Products - (0.1)%
J M Smucker Co. (The)	(1,015)	(110,990)

Health Care Equipment & Supplies - (0.1)%
Align Technology, Inc.*	(260)	(76,393)

Household Durables - (0.3)%
Lennar Corp., Class A	(4,028)	(291,426)

Household Products - (0.3)%
Church & Dwight Co., Inc.	(1,510)	(145,458)
Colgate-Palmolive Co.	(1,510)	(116,572)
		(262,030)
Industrial Conglomerates - (0.1)%
3M Co.	(785)	(118,119)

Insurance - (0.7)%
Aon plc, Class A	(2,239)	(459,488)
Athene Holding Ltd., Class A*	(3,166)	(102,104)
GoHealth, Inc., Class A*	(4,100)	(72,775)
Trupanion, Inc.*	(1,785)	(90,267)
		(724,634)
IT Services - (0.1)%
Western Union Co. (The)	(3,490)	(84,737)

Media - (0.5)%
Discovery, Inc., Class A*	(1,429)	(30,152)
Liberty Broadband Corp., Class C*	(2,668)	(366,236)
Omnicom Group, Inc.	(2,455)	(131,907)
		(528,295)
Oil, Gas & Consumable Fuels - (0.2)%
Exxon Mobil Corp.	(3,940)	(165,795)

Wireless Telecommunication Services - (0.1)%
SoftBank Group Corp., ADR (Japan)	(3,240)	(102,708)

TOTAL COMMON STOCKS (Proceeds $(4,925,419))		(5,110,467)

TOTAL SHORT POSITIONS (Proceeds $(4,925,419))		(5,110,467)

Total Investments - 84.1% (Cost $83,723,808)		84,056,774
Other Assets Less Liabilities - 15.9%(o)		15,904,692
Net Assets - 100.0%		99,961,466

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets of the Fund.
(b)	Value determined using significant unobservable inputs.
(c)	All or a portion of this security is pledged with the custodian for securities sold short and/or options written.
(d)	All or a portion of this security is segregated in connection with obligations for futures, swaps, options written, and/or forward foreign currency contracts with a total value of $36,039,105.
(e)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. At July 31, 2020, the total value of these securities amounted to $997,018, which represents 1.0% of net assets of the Fund.
(f)	Security fair valued as of July 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2020 amounted to $157,475, which represents 0.2% of net assets of the Fund.
(g)	Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2020, these securities amounted to $13,629,266 of long positions which represents 13.6% of net assets of the Fund.
(h)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2020, and changes periodically.
(i)	Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of July 31, 2020.
(j)	Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2020.
(k)	Perpetual security. The rate reflected was the rate in effect on July 31, 2020. The maturity date reflects the next call date.
(l)	Defaulted security.
(m)	Represents 7-day effective yield as of July 31, 2020.
(n)	At July 31, 2020, the Fund had $5,115,813 deposited in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.
(o)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2020.

All bonds are denominated in US dollars, unless noted otherwise.

Abbreviations
ADR	American Depositary Receipt
CAD	Canadian Dollar
CLO	Collateralized Loan Obligations
CVR	Contingent Value Rights
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
SA	Société Anonyme
SpA	Società per Azioni
USD	United States Dollar

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At July 31, 2020, open positions in futures for the Fund were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
HSCEI	1	8/2020	$64,791	$(634)
MSCI Taiwan Index	5	8/2020	249,650	(80)
OMXS30 Index	3	8/2020	58,443	(1,407)
SGX FTSE China A50 Index	14	8/2020	211,925	1,837
SGX NIFTY 50 Index	1	8/2020	22,209	(112)
Australia 10 Year Bond	8	9/2020	854,216	5,199
Australia 3 Year Bond	8	9/2020	668,880	(279)
Canada 10 Year Bond	4	9/2020	461,981	3,041
Canada 10 Year Bond	16	9/2020	1,847,923	9,963
Copper	4	9/2020	286,800	7,680
Euro-Bobl	20	9/2020	3,186,119	4,506
Euro-BTP	5	9/2020	865,734	18,702
Euro-Bund	1	9/2020	209,110	3,379
Euro-Bund	8	9/2020	1,672,878	11,396
Euro-Buxl	2	9/2020	529,701	17,635
Euro-OAT	1	9/2020	198,779	4,325
Euro-OAT	6	9/2020	1,192,674	14,417
Euro-Schatz	10	9/2020	1,321,307	393
FCOJ-A	1	9/2020	18,263	357
Foreign Exchange JPY/USD	24	9/2020	2,837,850	34,253
Foreign Exchange USD/SEK	1	9/2020	99,896	(4,832)
Long Gilt	1	9/2020	181,362	856
Long Gilt	13	9/2020	2,357,705	17,766
MSCI Emerging Markets E-Mini Index	1	9/2020	53,465	2,018
NASDAQ 100 E-Mini Index	2	9/2020	435,620	13,376
Palladium	1	9/2020	214,530	9,837
Robusta Coffee	1	9/2020	13,440	(140)
Silver	2	9/2020	242,160	31,956
U.S. Treasury 2 Year Note	28	9/2020	6,187,563	4,616
U.S. Treasury 5 Year Note	31	9/2020	3,909,875	13,354
U.S. Treasury 10 Year Note	3	9/2020	420,234	3,557
U.S. Treasury 10 Year Note	15	9/2020	2,101,172	13,762
U.S. Treasury Long Bond	5	9/2020	911,406	14,493
U.S. Treasury Ultra Bond	2	9/2020	455,375	14,732
Platinum	1	10/2020	45,945	(638)
Rapeseed	3	10/2020	67,452	11
Canola	27	11/2020	198,148	2,019
Robusta Coffee	3	11/2020	40,830	(470)
Soybean	1	11/2020	44,625	(15)
WTI Crude Oil	1	11/2020	41,220	(242)
100 oz Gold	5	12/2020	992,950	40,270
Coffee 'C'	1	12/2020	45,600	541
Cotton No. 2	1	12/2020	31,330	(603)
Milling Wheat No. 2	2	12/2020	21,527	(610)
Soybean Oil	4	12/2020	73,824	440
3 Month Canadian Bankers Acceptance	26	3/2021	4,827,504	88
3 Month Sterling	80	3/2021	13,085,418	13,799
3 Month Canadian Bankers Acceptance	25	6/2021	4,641,597	927
3 Month Euro Euribor	13	6/2021	3,847,096	(62)
3 Month Sterling	76	6/2021	12,434,256	9,849
3 Month Euro Euribor	20	12/2021	5,919,199	534
3 Month Eurodollar	47	12/2021	11,730,613	6,192
3 Month Sterling	63	12/2021	10,310,952	12,862
3 Month Eurodollar	51	6/2022	12,730,238	6,260

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3 Month Sterling	74	6/2022	$12,111,882	$18,380
3 Month Euro Euribor	23	12/2022	6,806,063	530
3 Month Eurodollar	51	12/2022	12,724,500	8,122
3 Month Sterling	64	12/2022	10,473,047	16,749
3 Month Eurodollar	47	12/2023	11,712,988	10,417
Total Long Contracts			$169,301,840	$415,272

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short Contracts
Brent Crude Oil	(1)	8/2020	$(43,520)	$(5,811)
MSCI Singapore Index	(4)	8/2020	(83,595)	1,253
Natural Gas	(15)	8/2020	(269,850)	(12,900)
NY Harbor ULSD	(1)	8/2020	(51,408)	2,144
Brent Crude Oil	(1)	9/2020	(43,850)	(3,721)
Cocoa	(1)	9/2020	(24,000)	(2,493)
Euro-BTP	(1)	9/2020	(173,147)	(7,949)
Foreign Exchange AUD/USD	(81)	9/2020	(5,789,070)	(117,779)
Foreign Exchange CAD/USD	(9)	9/2020	(672,480)	(593)
Foreign Exchange EUR/USD	(30)	9/2020	(4,424,813)	(154,853)
Foreign Exchange GBP/USD	(17)	9/2020	(1,392,725)	(37,285)
Foreign Exchange MXN/USD	(2)	9/2020	(44,740)	606
Foreign Exchange NZD/USD	(1)	9/2020	(66,290)	(792)
Foreign Exchange ZAR/USD	(4)	9/2020	(116,700)	2,667
FTSE 100 Index	(1)	9/2020	(77,054)	4,342
KC HRW Wheat	(5)	9/2020	(110,625)	613
Low Sulphur Gasoil	(2)	9/2020	(73,500)	(1,653)
S&P 500 E-Mini Index	(6)	9/2020	(979,050)	(43,650)
Sugar No. 11	(1)	9/2020	(14,157)	(1,470)
Brent Crude Oil	(1)	10/2020	(44,170)	469
Lean Hogs	(1)	10/2020	(19,850)	(463)
Live Cattle	(1)	10/2020	(43,150)	(902)
Corn	(16)	12/2020	(261,600)	6,485
Soybean Meal	(4)	12/2020	(118,920)	(1,120)
Total Short Contracts			$(14,938,264)	$(374,855)
Total Futures				$40,417

At July 31, 2020, the Fund had $1,312,256 deposited in segregated accounts to cover margin requirements on open futures.

Forward foreign currency contracts ("forward contracts")

At July 31, 2020, open forward contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
HKD	113,853	USD	14,690	JPMorgan Chase Bank, NA	8/21/2020	$1
CAD	532,000	USD	393,533	JPMorgan Chase Bank, NA	9/9/2020	3,678
EUR	12,500	USD	14,148	JPMorgan Chase Bank, NA	9/9/2020	588
GBP	123,600	USD	156,436	JPMorgan Chase Bank, NA	9/9/2020	5,389
NOK	932,000	USD	97,018	JPMorgan Chase Bank, NA	9/9/2020	5,395
SEK	2,714,000	USD	295,055	JPMorgan Chase Bank, NA	9/9/2020	14,167
AUD	1,710,000	JPY	127,733,826	Societe Generale	9/16/2020	14,592
AUD	2,580,000	USD	1,798,855	Societe Generale	9/16/2020	44,740
BRL**	630,000	USD	119,581	Societe Generale	9/16/2020	978
CAD	830,000	USD	615,090	Societe Generale	9/16/2020	4,630
CHF	1,770,000	USD	1,879,099	Societe Generale	9/16/2020	58,749
CLP**	135,460,000	USD	173,619	Societe Generale	9/16/2020	5,386
EUR	68,086	PLN	300,000	Societe Generale	9/16/2020	154

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
EUR	20,000	TRY	160,817	JPMorgan Chase Bank, NA	9/16/2020	$1,329
EUR	950,000	TRY	7,590,654	Societe Generale	9/16/2020	69,766
EUR	3,020,000	USD	3,439,256	Societe Generale	9/16/2020	121,520
GBP	1,260,000	USD	1,590,914	Societe Generale	9/16/2020	58,820
HUF	198,039,999	USD	644,745	Societe Generale	9/16/2020	32,408
ILS	1,130,000	USD	328,619	JPMorgan Chase Bank, NA	9/16/2020	3,507
ILS	2,660,000	USD	775,480	Societe Generale	9/16/2020	6,337
INR**	16,300,000	USD	212,483	JPMorgan Chase Bank, NA	9/16/2020	4,004
INR**	127,090,000	USD	1,672,159	Societe Generale	9/16/2020	15,770
JPY	255,230,000	USD	2,387,384	Societe Generale	9/16/2020	25,007
KRW**	595,070,000	USD	496,046	Societe Generale	9/16/2020	1,981
NOK	3,700,000	USD	393,329	Societe Generale	9/16/2020	13,260
NZD	890,000	USD	579,467	Societe Generale	9/16/2020	10,805
PHP**	43,140,000	USD	862,327	Societe Generale	9/16/2020	13,798
PLN	3,570,000	EUR	802,477	Societe Generale	9/16/2020	7,310
PLN	4,300,000	USD	1,102,708	Societe Generale	9/16/2020	45,737
SEK	12,120,000	USD	1,315,615	Societe Generale	9/16/2020	65,392
SGD	2,870,000	USD	2,068,140	Societe Generale	9/16/2020	20,811
THB	3,590,000	USD	114,351	Societe Generale	9/16/2020	762
USD	176,269	BRL**	880,000	Societe Generale	9/16/2020	7,868
USD	74,727	CAD	100,000	Societe Generale	9/16/2020	62
USD	76,825	CHF	70,000	Societe Generale	9/16/2020	187
USD	141,937	EUR	120,000	Societe Generale	9/16/2020	448
USD	39,440	GBP	30,000	Societe Generale	9/16/2020	160
USD	169,845	INR**	12,770,000	Societe Generale	9/16/2020	241
USD	60,008	KRW**	71,420,000	Societe Generale	9/16/2020	234
USD	34,167	NOK	310,000	Societe Generale	9/16/2020	101
USD	53,121	NZD	80,000	Societe Generale	9/16/2020	63
USD	18,849	PLN	70,000	Societe Generale	9/16/2020	154
USD	89,322	SEK	780,000	Societe Generale	9/16/2020	447
USD	372,232	SGD	510,000	Societe Generale	9/16/2020	1,025
USD	267,817	THB	8,330,000	Societe Generale	9/16/2020	716
USD	21,040	TRY	150,000	JPMorgan Chase Bank, NA	9/16/2020	284
USD	680,396	TRY	4,810,000	Societe Generale	9/16/2020	14,822
USD	202,330	ZAR	3,390,000	Societe Generale	9/16/2020	4,964
ZAR	2,590,000	USD	149,376	Societe Generale	9/16/2020	1,413
MXN	6,630,000	USD	293,083	Societe Generale	9/17/2020	3,096
USD	186,674	MXN	4,150,000	Societe Generale	9/17/2020	1,283
CAD	149,941	USD	110,641	JPMorgan Chase Bank, NA	9/30/2020	1,317
Total unrealized appreciation						$715,656

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
EUR	259,278	USD	307,299	JPMorgan Chase Bank, NA	8/21/2020	$(1,771)
USD	47,696	CHF	45,054	JPMorgan Chase Bank, NA	8/21/2020	(1,592)
USD	2,720,668	EUR	2,388,212	JPMorgan Chase Bank, NA	8/21/2020	(93,556)
USD	349,766	GBP	279,012	JPMorgan Chase Bank, NA	8/21/2020	(15,495)
USD	583,944	HKD	4,528,496	JPMorgan Chase Bank, NA	8/21/2020	(363)
USD	36,017	SEK	327,870	JPMorgan Chase Bank, NA	8/21/2020	(1,331)
USD	148,449	EUR	130,932	JPMorgan Chase Bank, NA	9/9/2020	(5,904)
USD	27,276	GBP	21,500	JPMorgan Chase Bank, NA	9/9/2020	(874)
USD	98,491	NOK	932,000	JPMorgan Chase Bank, NA	9/9/2020	(3,922)
USD	174,957	SEK	1,620,000	JPMorgan Chase Bank, NA	9/9/2020	(9,620)
AUD	500,000	JPY	38,073,922	Societe Generale	9/16/2020	(2,584)
AUD	30,000	USD	21,491	Societe Generale	9/16/2020	(54)
BRL**	1,150,000	USD	223,515	Societe Generale	9/16/2020	(3,447)
CAD	220,000	USD	164,492	Societe Generale	9/16/2020	(228)
CHF	40,000	USD	43,964	Societe Generale	9/16/2020	(171)
CLP**	4,570,000	USD	6,069	JPMorgan Chase Bank, NA	9/16/2020	(30)
EUR	695,298	PLN	3,110,000	Societe Generale	9/16/2020	(10,824)
HUF	31,370,000	USD	107,983	Societe Generale	9/16/2020	(721)
ILS	550,000	USD	161,770	Societe Generale	9/16/2020	(116)
INR**	36,010,000	USD	479,091	Societe Generale	9/16/2020	(829)
JPY	91,234,155	AUD	1,230,000	Societe Generale	9/16/2020	(16,589)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
JPY	590,000	USD	5,613	JPMorgan Chase Bank, NA	9/16/2020	$(37)
JPY	71,020,000	USD	675,212	Societe Generale	9/16/2020	(3,938)
KRW**	40,940,000	USD	34,354	JPMorgan Chase Bank, NA	9/16/2020	(90)
KRW**	358,640,000	USD	300,749	Societe Generale	9/16/2020	(593)
NOK	210,000	USD	23,124	Societe Generale	9/16/2020	(48)
NZD	640,000	USD	426,707	Societe Generale	9/16/2020	(2,242)
PLN	90,000	EUR	20,431	JPMorgan Chase Bank, NA	9/16/2020	(52)
PLN	750,000	EUR	170,093	Societe Generale	9/16/2020	(240)
THB	18,420,000	USD	594,611	Societe Generale	9/16/2020	(3,975)
TRY	1,149,013	EUR	140,000	JPMorgan Chase Bank, NA	9/16/2020	(6,075)
TRY	2,662,009	EUR	330,000	Societe Generale	9/16/2020	(20,739)
TRY	270,000	USD	38,622	JPMorgan Chase Bank, NA	9/16/2020	(1,261)
TRY	2,120,000	USD	301,317	Societe Generale	9/16/2020	(7,967)
USD	761,091	AUD	1,100,000	Societe Generale	9/16/2020	(24,937)
USD	166,776	BRL**	900,000	Societe Generale	9/16/2020	(5,450)
USD	221,085	CAD	300,000	Societe Generale	9/16/2020	(2,911)
USD	680,284	CHF	640,000	Societe Generale	9/16/2020	(20,403)
USD	96,226	CLP**	78,030,000	Societe Generale	9/16/2020	(6,889)
USD	2,113,171	EUR	1,850,000	Societe Generale	9/16/2020	(68,094)
USD	1,154,464	GBP	920,000	Societe Generale	9/16/2020	(50,108)
USD	405,563	HUF	126,230,000	Societe Generale	9/16/2020	(26,051)
USD	371,132	ILS	1,280,000	Societe Generale	9/16/2020	(5,082)
USD	1,636,328	INR**	125,130,000	Societe Generale	9/16/2020	(25,569)
USD	1,572,012	JPY	168,610,000	Societe Generale	9/16/2020	(21,661)
USD	4,777	KRW**	5,730,000	JPMorgan Chase Bank, NA	9/16/2020	(19)
USD	484,078	KRW**	583,610,000	Societe Generale	9/16/2020	(4,360)
USD	130,761	NOK	1,250,000	Societe Generale	9/16/2020	(6,599)
USD	163,222	NZD	250,000	Societe Generale	9/16/2020	(2,585)
USD	41,713	PHP**	2,090,000	Societe Generale	9/16/2020	(733)
USD	640,625	PLN	2,510,000	Societe Generale	9/16/2020	(29,748)
USD	680,148	SEK	6,300,000	Societe Generale	9/16/2020	(37,702)
USD	969,135	SGD	1,350,000	Societe Generale	9/16/2020	(13,473)
USD	326,435	THB	10,320,000	Societe Generale	9/16/2020	(4,476)
USD	75,072	ZAR	1,310,000	Societe Generale	9/16/2020	(1,197)
ZAR	2,710,000	USD	160,372	Societe Generale	9/16/2020	(2,595)
MXN	1,740,000	USD	78,513	Societe Generale	9/17/2020	(781)
USD	182,429	MXN	4,200,000	Societe Generale	9/17/2020	(5,196)
USD	397,554	CAD	541,821	JPMorgan Chase Bank, NA	9/30/2020	(7,013)
Total unrealized depreciation						$(590,910)
Net unrealized appreciation						$124,746

** Non-deliverable forward.

Equity swap contracts ("equity swaps")

At July 31, 2020, the Fund had outstanding equity swaps as follows:

Over the counter equity swaps — Long(a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Value
JPM	American International Group, Inc.	USD	344,091	8/3/2021	0.51%	0.40%	1M USD LIBOR	T/1M	$3,533	$3,533
JPM	Ampol Ltd.	AUD	45,990	1/25/2021	0.74%	0.65%	1M AUD BBSW	T/1M	(9,778)	(9,778)
MS	Amundi SA	EUR	313,334	12/9/2020	0.10%	0.60%	1M EURIBOR	T/1M	31,014	31,014
MS	Anima Holding SpA	EUR	429,120	12/9/2020	0.10%	0.60%	1M EURIBOR	T/1M	101,672	101,672
MS	Aspen Pharmacare Holdings Ltd.	USD	14,907	12/9/2020	0.91%	0.80%	1M USD LIBOR	T/1M	(1,050)	(1,050)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Value
JPM	Atrium European Real Estate Ltd.	EUR	46,941	7/27/2021	(0.10)% - 0.15%	0.40% - 0.65%	1M EURIBOR	T/1M	$(5,402)	$(5,402)
MS	Barclays plc	GBP	29,330	12/2/2020	1.29%	0.60%	1M GBP LIBOR	T/1M	(18,298)	(18,298)
MS	BNP Paribas SA	EUR	62,260	12/9/2020	0.10%	0.60%	1M EURIBOR	T/1M	(14,465)	(14,465)
MS	Brenntag AG	EUR	136,085	12/9/2020	0.10%	0.60%	1M EURIBOR	T/1M	9,681	9,681
MS	Bureau Veritas SA	EUR	211,222	12/9/2020	0.10%	0.60%	1M EURIBOR	T/1M	(12,449)	(12,449)
JPM	Carlisle Cos., Inc.	USD	188,742	4/8/2021	0.51%	0.40%	1M USD LIBOR	T/1M	6,194	6,194
JPM	Charles Schwab Corp. (The)	USD	239,674	4/6/2021	0.51%	0.40%	1M USD LIBOR	T/1M	(8,770)	(8,770)
JPM	Clarivate plc	USD	517,995	12/17/2020	0.51%	0.40%	1M USD LIBOR	T/1M	180,277	180,277
MS	Croda International plc	GBP	77,298	12/2/2020	1.29%	0.60%	1M GBP LIBOR	T/1M	18,361	18,361
JPM	Danaher Corp.	USD	583,887	6/22/2021	0.51%	0.40%	1M USD LIBOR	T/1M	82,316	82,316
MS	Danone SA	EUR	440,842	12/9/2020	0.10%	0.60%	1M EURIBOR	T/1M	(150,283)	(150,283)
JPM	Devoteam SA	EUR	32,046	7/19/2021	0.15%	0.65%	1M EURIBOR	T/1M	96	96
MS	Elis SA	EUR	40,733	12/9/2020	0.10%	0.60%	1M EURIBOR	T/1M	(23,426)	(23,426)
MS	Eurofins Scientific SE	EUR	220,720	12/9/2020	0.10%	0.60%	1M EURIBOR	T/1M	64,978	64,978
JPM	Fair Isaac Corp.	USD	335,102	4/6/2021	0.51%	0.40%	1M USD LIBOR	T/1M	105,896	105,896
JPM	Faurecia SE	EUR	27,397	11/5/2020	0.15%	0.65%	1M EURIBOR	T/1M	(4,173)	(4,173)
JPM	Fiat Chrysler Automobiles NV	EUR	204,018	11/5/2020	0.15%	0.65%	1M EURIBOR	T/1M	(36,257)	(36,257)
MS	Gerresheimer AG	EUR	79,008	12/9/2020	0.10%	0.60%	1M EURIBOR	T/1M	28,525	28,525
JPM	GrandVision NV	EUR	159,104	8/3/2021	0.15%	0.65%	1M EURIBOR	T/1M	(16,326)	(16,326)
MS	HeidelbergCement AG	EUR	118,189	12/9/2020	0.10%	0.60%	1M EURIBOR	T/1M	(52,642)	(52,642)
MS	Hermes International	EUR	27,448	12/9/2020	0.10%	0.60%	1M EURIBOR	T/1M	5,049	5,049
JPM	Highland Gold Mining Ltd.	GBP	12,728	8/4/2021	1.09%	0.40%	1M GBP LIBOR	T/1M	(10)	(10)
MS	Hypera SA	USD	29,711	12/7/2020	0.76%	0.65%	1M USD LIBOR	T/1M	(3,855)	(3,855)
MS	Iliad SA	EUR	21,133	12/9/2020	0.10%	0.60%	1M EURIBOR	T/1M	6,300	6,300
JPM	Infigen Energy	AUD	19,578	7/20/2021	0.74%	0.65%	1M AUD BBSW	T/1M	284	284
JPM	Ingenico Group SA	EUR	457,736	2/5/2021	0.15%	0.65%	1M EURIBOR	T/1M	27,429	27,429
MS	ITV plc	GBP	45,915	12/2/2020	1.29%	0.60%	1M GBP LIBOR	T/1M	(52,710)	(52,710)
MS	Kering SA	EUR	189,328	12/9/2020	0.10%	0.60%	1M EURIBOR	T/1M	15,120	15,120
MS	LafargeHolcim Ltd. (Registered)	CHF	132,901	12/9/2020	(0.18)%	0.60%	1M CHF LIBOR	T/1M	(17,897)	(17,897)
MS	LVMH Moet Hennessy Louis Vuitton SE	EUR	31,174	12/9/2020	0.10%	0.60%	1M EURIBOR	T/1M	(2,042)	(2,042)
JPM	Masmovil Ibercom SA	EUR	95,846	6/7/2021	0.15%	0.65%	1M EURIBOR	T/1M	(194)	(194)
JPM	Metlifecare Ltd.	NZD	115,310	7/8/2021	0.68%	0.40%	1M NZD BB	T/1M	1,853	1,853
JPM	Microsoft Corp.	USD	405,305	12/17/2020	0.51%	0.40%	1M USD LIBOR	T/1M	118,704	118,704
MS	Migros Ticaret A/S	USD	9,563	9/15/2020	1.51%	1.40%	1M USD LIBOR	T/1M	4,244	4,244
MS	NAVER Corp.	USD	84,636	11/16/2020	1.51%	1.40%	1M USD LIBOR	T/1M	37,312	37,312
JPM	NetEnt AB	SEK	552,024	7/6/2021	0.59%	0.65%	1M STIBOR	T/1M	(5,314)	(5,314)
JPM	OSRAM Licht AG	EUR	1,909	7/9/2021	0.15%	0.65%	1M EURIBOR	T/1M	111	111
JPM	Otis Worldwide Corp.	USD	535,549	5/26/2021	0.51%	0.40%	1M USD LIBOR	T/1M	91,164	91,164
JPM	Partner Communications Co. Ltd.	ILS	54,845	2/5/2021	0.94%	0.85%	1M ILS LIBOR	T/1M	(3,418)	(3,418)
JPM	Primo Water Corp.	USD	738,607	2/16/2021	0.51%	0.40%	1M USD LIBOR	T/1M	104,337	104,337
MS	Publicis Groupe SA	EUR	31,746	12/9/2020	0.10%	0.60%	1M EURIBOR	T/1M	(27,267)	(27,267)
JPM	QIAGEN NV	EUR	495,455	3/5/2021	0.15%	0.65%	1M EURIBOR	T/1M	54,812	54,812
JPM	Rockrose Energy plc	GBP	45,264	7/8/2021	1.09%	0.40%	1M GBP LIBOR	T/1M	158	158
MS	Ryanair Holdings plc	EUR	47,860	12/9/2020	0.10%	0.60%	1M EURIBOR	T/1M	8,055	8,055
MS	Smith & Nephew plc	GBP	140,915	12/2/2020	1.29%	0.60%	1M GBP LIBOR	T/1M	1,215	1,215

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Value
MS	Societe Generale SA	EUR	27,007	12/9/2020	0.10%	0.60%	1M EURIBOR	T/1M	$(22,445)	$(22,445)
JPM	Spire Healthcare Group plc	GBP	5,153	11/23/2020	1.09%	0.40%	1M GBP LIBOR	T/1M	(3,734)	(3,734)
MS	Stroeer SE & Co. KGaA	EUR	50,097	12/9/2020	0.10%	0.60%	1M EURIBOR	T/1M	(1,248)	(1,248)
JPM	Visa, Inc.	USD	272,082	3/26/2021	0.51%	0.40%	1M USD LIBOR	T/1M	41,168	41,168
JPM	Walt Disney Co. (The)	USD	497,580	4/16/2021	0.51%	0.40%	1M USD LIBOR	T/1M	38,458	38,458
Total Long Positions of equity swaps									$694,863	$694,863

Over the counter equity swaps — Short(c)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Value
JPM	Acuity Brands, Inc.	USD	(197,407)	6/15/2021	(0.29)%	(0.40)%	1M USD LIBOR	1M/T	$(10,543)	$(10,543)
MS	Air Liquide SA	EUR	(197,813)	12/9/2020	(0.82)%	(0.35)%	1D EONIA	1M/T	(19,644)	(19,644)
MS	Allianz SE (Registered)	EUR	(154,897)	12/9/2020	(0.82)%	(0.35)%	1D EONIA	1M/T	28,525	28,525
MS	Anheuser-Busch InBev SA/NV	EUR	(89,334)	12/9/2020	(0.87)%	(0.40)%	1D EONIA	1M/T	26,007	26,007
JPM	AT&T, Inc.	USD	(386,256)	2/24/2021	(0.29)%	(0.40)%	1M USD LIBOR	1M/T	21,473	21,473
MS	AXA SA	EUR	(75,062)	12/9/2020	(0.82)%	(0.35)%	1D EONIA	1M/T	26,653	26,653
MS	Banco Bilbao Vizcaya Argentaria SA	EUR	(32,530)	12/9/2020	(0.87)%	(0.40)%	1D EONIA	1M/T	16,334	16,334
MS	Banco Santander SA	EUR	(59,729)	12/9/2020	(0.87)%	(0.40)%	1D EONIA	1M/T	39,245	39,245
MS	BASF SE	EUR	(88,518)	12/9/2020	(0.82)%	(0.35)%	1D EONIA	1M/T	27,947	27,947
MS	Bayerische Motoren Werke AG	EUR	(68,867)	12/9/2020	(0.82)%	(0.35)%	1D EONIA	1M/T	14,804	14,804
JPM	Belden, Inc.	USD	(108,451)	10/16/2020	(0.29)%	(0.40)%	1M USD LIBOR	1M/T	13,110	13,110
JPM	BlackBerry Ltd.	USD	(101,858)	6/25/2021	(0.29)%	(0.40)%	1M USD LIBOR	1M/T	7,212	7,212
JPM	Bloom Energy Corp.	USD	(129,006)	11/18/2020	(18.04)% - (0.29)%	(18.15)% - (0.40)%	1M USD LIBOR	1M/T	(15,943)	(15,943)
JPM	Brinker International, Inc.	USD	(210,172)	5/18/2021	(0.29)%	(0.40)%	1M USD LIBOR	1M/T	(26,445)	(26,445)
MS	Bunzl plc	GBP	(84,359)	12/2/2020	(0.24)%	(0.30)%	1D SONIA	1M/T	(3,548)	(3,548)
JPM	Canadian Tire Corp. Ltd.	CAD	(172,886)	9/18/2020	0.11%	(0.40)%	1M CDOR	1M/T	17,294	17,294
JPM	Capri Holdings Ltd.	USD	(95,752)	3/24/2021	(0.29)%	(0.40)%	1M USD LIBOR	1M/T	3,599	3,599
JPM	Casey's General Stores, Inc.	USD	(178,770)	6/24/2021	(0.29)%	(0.40)%	1M USD LIBOR	1M/T	(5,285)	(5,285)
JPM	Citrix Systems, Inc.	USD	(152,325)	5/14/2021	(0.29)%	(0.40)%	1M USD LIBOR	1M/T	6,972	6,972
MS	Colruyt SA	EUR	(256,027)	12/9/2020	(0.87)%	(0.40)%	1D EONIA	1M/T	93,107	93,107
JPM	CyberArk Software Ltd.	USD	(123,025)	3/16/2021	(0.29)%	(0.40)%	1M USD LIBOR	1M/T	(32,471)	(32,471)
MS	Daimler AG (Registered)	EUR	(72,332)	12/9/2020	(0.82)%	(0.35)%	1D EONIA	1M/T	15,411	15,411
MS	Deutsche Post AG (Registered)	EUR	(108,570)	12/9/2020	(0.82)%	(0.35)%	1D EONIA	1M/T	(2,486)	(2,486)
MS	Deutsche Telekom AG (Registered)	EUR	(84,282)	12/9/2020	(0.82)%	(0.35)%	1D EONIA	1M/T	7,251	7,251
MS	Diageo plc	GBP	(86,047)	12/2/2020	(0.24)%	(0.30)%	1D SONIA	1M/T	23,756	23,756
MS	Elisa OYJ	EUR	(51,469)	12/9/2020	(0.87)%	(0.40)%	1D EONIA	1M/T	(1,391)	(1,391)
MS	Enel SpA	EUR	(80,845)	12/9/2020	(0.87)%	(0.40)%	1D EONIA	1M/T	(4,138)	(4,138)
MS	Engie SA	EUR	(90,636)	12/9/2020	(0.82)%	(0.35)%	1D EONIA	1M/T	14,688	14,688
JPM	Evolution Gaming Group AB	SEK	(563,693)	7/6/2021	(1.86)% - (1.06)%	(1.80)% - (1.00)%	1M STIBOR	1M/T	5,014	5,014
JPM	Fox Corp.	USD	(199,743)	1/21/2021	(0.29)%	(0.40)%	1M USD LIBOR	1M/T	53,204	53,204

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Value
MS	Givaudan SA (Registered)	CHF	(199,333)	12/9/2020	(1.05)%	(0.35)%	1D SARON	1M/T	$(60,341)	$(60,341)
MS	GlaxoSmithKline plc	GBP	(46,169)	12/2/2020	(0.24)%	(0.30)%	1D SONIA	1M/T	1,119	1,119
JPM	Grifols SA	USD	(264,186)	4/14/2021	(0.29)%	(0.40)%	1M USD LIBOR	1M/T	26,732	26,732
JPM	Guidewire Software, Inc.	USD	(213,435)	3/23/2021	(0.29)%	(0.40)%	1M USD LIBOR	1M/T	(67,237)	(67,237)
MS	Hannover Rueck SE	EUR	(63,239)	12/9/2020	(0.82)%	(0.35)%	1D EONIA	1M/T	11,866	11,866
MS	Hennes & Mauritz AB	SEK	(813,334)	10/19/2020	(0.45)%	(0.40)%	1W STIBOR	1M/T	31,954	31,954
JPM	Hershey Co. (The)	USD	(116,328)	9/25/2020	(0.29)%	(0.40)%	1M USD LIBOR	1M/T	(2,029)	(2,029)
JPM	Integer Holdings Corp.	USD	(100,299)	3/17/2021	(0.29)%	(0.40)%	1M USD LIBOR	1M/T	(4,758)	(4,758)
MS	Intesa Sanpaolo SpA	EUR	(46,999)	12/9/2020	(0.87)%	(0.40)%	1D EONIA	1M/T	10,068	10,068
JPM	Just Eat Takeaway.com NV	USD	(130,139)	6/15/2021	(0.29)%	(0.40)%	1M USD LIBOR	1M/T	(2,220)	(2,220)
MS	Koninklijke Ahold Delhaize NV	EUR	(175,915)	12/9/2020	(0.82)%	(0.35)%	1D EONIA	1M/T	(33,452)	(33,452)
MS	Koninklijke Philips NV	EUR	(121,619)	12/9/2020	(0.82)%	(0.35)%	1D EONIA	1M/T	(4,986)	(4,986)
JPM	Kroger Co. (The)	USD	(204,113)	3/30/2021	(0.29)%	(0.40)%	1M USD LIBOR	1M/T	(37,086)	(37,086)
MS	L'Oreal SA	EUR	(245,078)	12/9/2020	(0.82)%	(0.35)%	1D EONIA	1M/T	(19,693)	(19,693)
MS	Marks & Spencer Group plc	GBP	(14,867)	12/2/2020	(0.24)%	(0.30)%	1D SONIA	1M/T	25,847	25,847
MS	Merck & Co., Inc.	USD	(48,626)	12/10/2020	(0.25)%	(0.35)%	1D FEDEF	1M/T	(37)	(37)
JPM	National Bank of Canada	CAD	(202,368)	3/11/2021	0.11%	(0.40)%	1M CDOR	1M/T	(12,913)	(12,913)
MS	Nestle SA (Registered)	CHF	(144,638)	12/9/2020	(1.05)%	(0.35)%	1D SARON	1M/T	(2,104)	(2,104)
MS	Next plc	GBP	(29,594)	12/2/2020	(0.24)%	(0.30)%	1D SONIA	1M/T	2,471	2,471
MS	NIKE, Inc.	USD	(57,297)	12/10/2020	(0.25)%	(0.35)%	1D FEDEF	1M/T	(7,989)	(7,989)
MS	Nokia OYJ	EUR	(55,829)	12/9/2020	(0.87)%	(0.40)%	1D EONIA	1M/T	(8,182)	(8,182)
JPM	Omnicell, Inc.	USD	(305,340)	3/15/2021	(0.29)%	(0.40)%	1M USD LIBOR	1M/T	(8,223)	(8,223)
JPM	Omnicom Group, Inc.	USD	(115,788)	1/29/2021	(0.29)%	(0.40)%	1M USD LIBOR	1M/T	34,595	34,595
JPM	PACCAR, Inc.	USD	(147,359)	3/29/2021	(0.29)%	(0.40)%	1M USD LIBOR	1M/T	(42,552)	(42,552)
JPM	Pearson plc	GBP	(138,341)	8/24/2020	0.29%	(0.40)%	1M GBP LIBOR	1M/T	64,557	64,557
JPM	Peugeot SA	EUR	(185,286)	11/5/2020	(1.50)% - (0.90)%	(1.00)% - (0.40)%	1M EURIBOR	1M/T	32,415	32,415
MS	Pfizer, Inc.	USD	(39,981)	12/10/2020	(0.25)%	(0.35)%	1D FEDEF	1M/T	2,451	2,451
JPM	Proto Labs, Inc.	USD	(311,591)	2/10/2021	(0.29)%	(0.40)%	1M USD LIBOR	1M/T	(59,578)	(59,578)
JPM	Qualys, Inc.	USD	(200,779)	1/11/2021	(0.29)%	(0.40)%	1M USD LIBOR	1M/T	(61,067)	(61,067)
JPM	Robert Half International, Inc.	USD	(120,969)	6/16/2021	(0.29)%	(0.40)%	1M USD LIBOR	1M/T	719	719
MS	Roche Holding AG	CHF	(22,127)	12/9/2020	(1.05)%	(0.35)%	1D SARON	1M/T	(3,448)	(3,448)
JPM	Roku, Inc.	USD	(221,957)	4/15/2021	(0.29)%	(0.40)%	1M USD LIBOR	1M/T	(80,309)	(80,309)
MS	Sanofi	EUR	(204,816)	12/9/2020	(0.82)%	(0.35)%	1D EONIA	1M/T	5,998	5,998
MS	Schneider Electric SE	EUR	(111,404)	12/9/2020	(0.82)%	(0.35)%	1D EONIA	1M/T	(4,007)	(4,007)
JPM	Shake Shack, Inc.	USD	(73,311)	4/19/2021	(0.29)%	(0.40)%	1M USD LIBOR	1M/T	6,871	6,871
MS	Siemens AG (Registered)	EUR	(140,708)	12/9/2020	(0.82)%	(0.35)%	1D EONIA	1M/T	5,575	5,575
JPM	Signify NV	EUR	(182,647)	3/2/2021	(0.90)%	(0.40)%	1M EURIBOR	1M/T	(11,102)	(11,102)
JPM	SL Green Realty Corp.	USD	(70,262)	3/30/2021	(0.29)%	(0.40)%	1M USD LIBOR	1M/T	(555)	(555)
JPM	SolarEdge Technologies, Inc.	USD	(291,016)	3/19/2021	(0.29)%	(0.40)%	1M USD LIBOR	1M/T	(152,413)	(152,413)
JPM	STERIS plc	USD	(197,782)	4/5/2021	(0.29)%	(0.40)%	1M USD LIBOR	1M/T	(22,673)	(22,673)
JPM	Stitch Fix, Inc.	USD	(91,302)	5/14/2021	(9.72)% - (7.94)%	(9.83)% - (8.05)%	1M USD LIBOR	1M/T	(11,432)	(11,432)
MS	Swisscom AG (Registered)	CHF	(73,356)	12/9/2020	(1.05)%	(0.35)%	1D SARON	1M/T	5,134	5,134
MS	Telefonica SA	EUR	(35,952)	12/9/2020	(0.87)%	(0.40)%	1D EONIA	1M/T	17,760	17,760
JPM	Trinity Industries, Inc.	USD	(74,312)	7/27/2021	(0.29)%	(0.40)%	1M USD LIBOR	1M/T	(1,153)	(1,153)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Value
MS	Vinci SA	EUR	(113,495)	12/9/2020	(0.82)%	(0.35)%	1D EONIA	1M/T	$35,042	$35,042
JPM	Volvo AB	SEK	(1,030,345)	6/18/2021	(0.56)%	(0.50)%	1M STIBOR	1M/T	(3,597)	(3,597)
JPM	Westinghouse Air Brake Technologies Corp.	USD	(240,364)	4/21/2021	(0.29)%	(0.40)%	1M USD LIBOR	1M/T	(23,884)	(23,884)
JPM	Worldline SA	EUR	(384,180)	2/5/2021	(0.90)%	(0.40)%	1M EURIBOR	1M/T	(23,607)	(23,607)

Total Short Positions of equity swaps	$(111,741)	$(111,741)
Total Long and Short Positions of equity swaps	$583,122	$583,122
Total Financing Costs and Other Receivables/(Payables) of equity swaps		$24,266
Total Long and Short Positions including Financing Costs and Other Receivables/(Payables) of equity swaps		$607,388

(a)	The Fund pays a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and receives the total return on the reference entity.
(b)	Effective rate at July 31, 2020.
(c)	The Fund receives a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and pays the total return on the reference entity.

Total return basket swap contracts ("total return basket swaps")

At July 31, 2020, the Fund had outstanding total return basket swaps(a) as follows:

Over the counter total return basket swaps—Short(b)

Counterparty	Reference Entity	Effective Variable Rate(c)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Maturity Date(s)	Value
JPM	JPCR110	(0.19)%	(0.30)%	1M USD LIBOR	1M/T	7/14/2021	$(6,337)
JPM	JPCR111	(0.19)%	(0.30)%	1M USD LIBOR	1M/T	7/15/2021	(3,148)
JPM	JPCR112	(0.19)%	(0.30)%	1M USD LIBOR	1M/T	7/16/2021	(10,487)
JPM	JPCR113	(0.19)%	(0.30)%	1M USD LIBOR	1M/T	7/19/2021	(1,203)
JPM	JPCR114	(0.19)%	(0.30)%	1M USD LIBOR	1M/T	7/20/2021	(1,920)
JPM	JPCR115	(0.19)%	(0.30)%	1M USD LIBOR	1M/T	7/22/2021	3,004
JPM	JPCR116	(0.19)%	(0.30)%	1M USD LIBOR	1M/T	7/23/2021	(2,007)
JPM	JPCR117	(0.19)%	(0.30)%	1M USD LIBOR	1M/T	7/28/2021	(43)
JPM	JPCR118	(0.19)%	(0.30)%	1M USD LIBOR	1M/T	7/29/2021	(631)
JPM	JPCR119	(0.19)%	(0.30)%	1M USD LIBOR	1M/T	8/3/2021	(1,855)

Total							$(24,627)

(a)      The following tables represent required component disclosures associated with the total return basket swaps:

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR110
Church & Dwight Co Inc	(65)	$(8,199)	$(430)	7.0%
Hershey Co/The	(42)	(7,980)	(418)	6.8%
Philip Morris International Inc	(76)	(7,618)	(399)	6.5%
Hormel Foods Corp	(114)	(7,526)	(395)	6.4%
Altria Group Inc	(138)	(7,416)	(389)	6.3%
Duke Energy Corp	(67)	(7,393)	(388)	6.3%
Kroger Co/The	(163)	(7,387)	(387)	6.3%
McCormick & Co Inc/MD	(29)	(7,374)	(387)	6.3%
Estee Lauder Cos Inc/The	(29)	(7,317)	(384)	6.2%

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR110 (continued)
Kellogg Co	(81)	$(7,282)	$(382)	6.2%
PepsiCo Inc	(40)	(7,216)	(378)	6.1%
Sysco Corp	(105)	(7,212)	(378)	6.1%
Clorox Co/The	(23)	(7,169)	(376)	6.1%
General Mills Inc	(85)	(7,036)	(369)	6.0%
Constellation Brands Inc	(29)	(6,797)	(356)	5.8%
Ecolab Inc	(27)	(6,589)	(345)	5.6%
		$(117,511)	$(6,161)
Accrued Net Interest Receivable/(Payable)			(176)
			$(6,337)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR111
Church & Dwight Co Inc	(38)	$(4,407)	$(114)	3.8%
Hershey Co/The	(25)	(4,310)	(112)	3.7%
Home Depot Inc/The	(13)	(4,020)	(104)	3.4%
Target Corp	(27)	(4,010)	(104)	3.4%
Hormel Foods Corp	(66)	(3,996)	(103)	3.4%
Philip Morris International Inc	(43)	(3,987)	(103)	3.4%
McDonald's Corp	(17)	(3,979)	(103)	3.4%
McCormick & Co Inc/MD	(17)	(3,970)	(103)	3.4%
Duke Energy Corp	(39)	(3,946)	(102)	3.4%
Estee Lauder Cos Inc/The	(17)	(3,943)	(102)	3.4%
Kroger Co/The	(94)	(3,940)	(102)	3.4%
Fiserv Inc	(33)	(3,937)	(102)	3.4%
Ross Stores Inc	(36)	(3,912)	(101)	3.3%
Starbucks Corp	(42)	(3,901)	(101)	3.3%
Canadian Imperial Bank of Commerce	(47)	(3,899)	(101)	3.3%
Clorox Co/The	(14)	(3,898)	(101)	3.3%
Kellogg Co	(47)	(3,888)	(101)	3.3%
Restaurant Brands International Inc	(57)	(3,888)	(101)	3.3%
PepsiCo Inc	(24)	(3,877)	(100)	3.3%
Altria Group Inc	(78)	(3,870)	(100)	3.3%
Walgreens Boots Alliance Inc	(79)	(3,842)	(99)	3.3%
Dollar General Corp	(17)	(3,830)	(99)	3.3%
Sysco Corp	(60)	(3,826)	(99)	3.3%
CVS Health Corp	(50)	(3,804)	(99)	3.3%
Costco Wholesale Corp	(10)	(3,779)	(98)	3.2%
General Mills Inc	(50)	(3,770)	(98)	3.2%
VF Corp	(52)	(3,763)	(97)	3.2%
Constellation Brands Inc	(17)	(3,649)	(94)	3.1%
Moody's Corp	(11)	(3,637)	(94)	3.1%
Ecolab Inc	(16)	(3,530)	(91)	3.1%
		$(117,008)	$(3,028)
Accrued Net Interest Receivable/(Payable)			(120)
			$(3,148)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR112
HCA Healthcare Inc	(42)	$(20,141)	$(1,732)	17.1%
Sherwin-Williams Co/The	(7)	(17,321)	(1,490)	14.7%
Pfizer Inc	(116)	(16,830)	(1,448)	14.3%
Ford Motor Co	(672)	(16,798)	(1,445)	14.2%
Align Technology Inc	(15)	(16,744)	(1,440)	14.2%
General Motors Co	(164)	(15,418)	(1,326)	13.1%
LyondellBasell Industries NV	(62)	(14,735)	(1,267)	12.4%
		$(117,987)	$(10,148)
Accrued Net Interest Receivable/(Payable)			(339)
			$(10,487)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR113
Starbucks Corp	(179)	$(13,399)	$(108)	11.5%
Target Corp	(109)	(13,348)	(108)	11.5%
Home Depot Inc/The	(51)	(13,114)	(106)	11.2%
McDonald's Corp	(68)	(12,971)	(105)	11.1%
Canadian Imperial Bank of Commerce	(191)	(12,946)	(104)	11.1%
Restaurant Brands International Inc	(234)	(12,944)	(104)	11.1%
Dollar General Corp	(69)	(12,778)	(103)	10.9%
Costco Wholesale Corp	(40)	(12,638)	(102)	10.8%
CVS Health Corp	(205)	(12,582)	(102)	10.8%
		$(116,720)	$(942)
Accrued Net Interest Receivable/(Payable)			(261)
			$(1,203)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR114
Home Depot Inc/The	(157)	$(29,941)	$(487)	25.5%
McDonald's Corp	(211)	(29,455)	(479)	25.0%
Dollar General Corp	(213)	(29,223)	(476)	24.8%
Canadian Imperial Bank of Commerce	(582)	(29,053)	(473)	24.7%
		$(117,672)	(1,915)
Accrued Net Interest Receivable/(Payable)			(5)
			$(1,920)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR115
Sherwin-Williams Co/The	(33)	$(20,533)	$550	18.3%
Eaton Corp PLC	(217)	(19,039)	510	17.0%
Emerson Electric Co	(322)	(18,871)	506	16.8%
Caterpillar Inc	(150)	(18,766)	503	16.7%
LyondellBasell Industries NV	(299)	(17,646)	473	15.7%
Automatic Data Processing Inc	(139)	(17,410)	467	15.5%
		$(112,265)	$3,009
Accrued Net Interest Receivable/(Payable)			(5)
			$3,004

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR116
United Parcel Service Inc	(37)	$(11,660)	$(167)	9.8%
Cintas Corp	(16)	(10,503)	(150)	8.9%
Cummins Inc	(25)	(10,361)	(148)	8.7%
PACCAR Inc	(56)	(10,322)	(148)	8.7%
Pfizer Inc	(122)	(10,191)	(146)	8.6%
Fastenal Co	(99)	(10,141)	(145)	8.6%
Eaton Corp PLC	(48)	(9,703)	(139)	8.2%
Caterpillar Inc	(33)	(9,541)	(136)	8.0%
Rockwell Automation Inc	(20)	(9,480)	(136)	8.0%
3M Co	(28)	(9,302)	(133)	7.9%
Automatic Data Processing Inc	(30)	(8,714)	(124)	7.4%
General Electric Co	(646)	(8,541)	(122)	7.2%
		$(118,459)	$(1,694)
Accrued Net Interest Receivable/(Payable)			(313)
			$(2,007)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR117
Church & Dwight Co Inc	(65)	$(7,716)	$2	6.6%
Clorox Co/The	(24)	(7,169)	2	6.1%
Estee Lauder Cos Inc/The	(29)	(7,028)	2	6.1%
Duke Energy Corp	(66)	(6,967)	2	5.9%
Kellogg Co	(82)	(6,964)	2	5.9%
Philip Morris International Inc	(73)	(6,952)	2	5.9%
Hormel Foods Corp	(110)	(6,948)	2	5.9%
PepsiCo Inc	(41)	(6,935)	2	5.9%
Constellation Brands Inc	(31)	(6,875)	2	5.9%
McCormick & Co Inc/MD	(28)	(6,871)	2	5.9%
Hershey Co/The	(38)	(6,862)	1	5.8%
Canadian Imperial Bank of Commerce	(80)	(6,849)	1	5.8%
Kroger Co/The	(159)	(6,839)	1	5.8%
Altria Group Inc	(134)	(6,834)	1	5.8%
General Mills Inc	(86)	(6,723)	1	5.7%
Sysco Corp	(101)	(6,643)	1	5.7%
Ecolab Inc	(27)	(6,166)	1	5.3%
		$(117,341)	$27
Accrued Net Interest Receivable/(Payable)			(70)
			$(43)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR118
Church & Dwight Co Inc	(53)	$(6,213)	$(31)	5.3%
Clorox Co/The	(20)	(5,769)	(28)	4.9%
Estee Lauder Cos Inc/The	(24)	(5,705)	(28)	4.9%
Fastenal Co	(100)	(5,696)	(28)	4.9%
Cummins Inc	(24)	(5,686)	(28)	4.9%
Duke Energy Corp	(55)	(5,669)	(28)	4.8%
PepsiCo Inc	(34)	(5,603)	(28)	4.8%
Hormel Foods Corp	(91)	(5,603)	(28)	4.8%
McCormick & Co Inc/MD	(24)	(5,578)	(28)	4.8%
Kellogg Co	(67)	(5,563)	(28)	4.8%
Kroger Co/The	(132)	(5,551)	(27)	4.8%
Philip Morris International Inc	(59)	(5,535)	(27)	4.7%
Hershey Co/The	(31)	(5,528)	(27)	4.7%
Canadian Imperial Bank of Commerce	(66)	(5,522)	(27)	4.7%
PACCAR Inc	(53)	(5,496)	(27)	4.7%
Constellation Brands Inc	(25)	(5,488)	(27)	4.7%
General Mills Inc	(71)	(5,455)	(27)	4.7%
Altria Group Inc	(109)	(5,446)	(27)	4.7%
Rockwell Automation Inc	(20)	(5,341)	(26)	4.6%
Sysco Corp	(83)	(5,328)	(26)	4.6%
Ecolab Inc	(22)	(4,932)	(24)	4.2%
		$(116,707)	$(575)
Accrued Net Interest Receivable/(Payable)			(56)
			$(631)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR119
Fidelity National Information Services I	(217)	$(39,932)	$(575)	33.8%
Canadian Imperial Bank of Commerce	(450)	(39,201)	(565)	33.1%
Realty Income Corp	(518)	(39,130)	(563)	33.1%
		$(118,263)	$(1,703)
Accrued Net Interest Receivable/(Payable)			(152)
			$(1,855)

Total Return Basket Swaps, at value			$(24,627)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

(b)	The Fund receives a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and pays the total return on the reference entity. The cash flows may be denominated in various foreign currencies based on the local currencies of the positions within the swaps.
(c)	Effective rate at July 31, 2020.

At July 31, 2020, the Fund had cash collateral of $5,020,000, $1,070,000 and $534,923 deposited in a segregated account for JPMorgan Chase Bank, NA, Morgan Stanley Capital Services LLC and Societe Generale, respectively, to cover collateral requirements on over the counter derivatives.

Abbreviations
BB	Bank Bill Benchmark Rate
BBSW	Australian Bank-Bill Swap Reference Rate
CDOR	Canadian Dollar Offered Rate
EONIA	Euro Overnight Index Average Rate
EURIBOR	Euro Interbank Offered Rate
FEDEF	Federal Funds Floating Rate
JPM	JPMorgan Chase Bank, NA
LIBOR	London Interbank Offered Rate
MS	Morgan Stanley Capital Services LLC
SARON	Swiss Average Overnight Rate
SONIA	Sterling Overnight Index Average Rate
STIBOR	Stockholm Interbank Offered Rate
T	Termination Date
1D	One Day
1M	One Month
1W	One Week

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Poland Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Written option contracts ("options written")

At July 31, 2020, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Electronic Equipment, Instruments & Components
Fitbit, Inc.	29	$(18,966)	$7	10/16/2020	$(537)
Insurance
Benefytt Technologies, Inc.	3	(9,276)	31	8/21/2020	(15)
Total options written (premium received $942)					$(552)

LONG POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$39,805,202	39.8%
Cayman Islands	4,521,208	4.5%
China	1,184,850	1.2%
Germany	1,075,879	1.1%
United Kingdom	858,210	0.9%
Canada	839,552	0.9%
Netherlands	741,150	0.7%
Spain	247,197	0.3%
Russia	217,302	0.2%
Hong Kong	204,692	0.2%
Argentina	196,808	0.2%
Luxembourg	135,487	0.1%
South Korea	134,609	0.1%
Italy	122,112	0.1%
Switzerland	117,849	0.1%
Jordan	66,382	0.1%
Czech Republic	57,312	0.1%
India	57,152	0.1%
Mexico	33,450	0.0	%(a)
Brazil	16,124	0.0	%(a)
Israel	5,920	0.0	%(a)
Sweden	4,400	0.0	%(a)
France	2,017	0.0	%(a)
Short-Term Investments and Other Asset-Net	54,427,069	54.4%
Short Positions (See summary below)	(5,110,467)	(5.1)%
	$99,961,466	100.0%

SHORT POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$(4,377,278)	(4.4)%
Canada	(390,564)	(0.4)%
United Kingdom	(121,058)	(0.1)%
Sweden	(118,859)	(0.1)%
Japan	(102,708)	(0.1)%
Total Short Positions	$(5,110,467)	(5.1)%

(a)	Represents less than 0.05% of net assets of the Fund.

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

The following is a summary, categorized by Level (See Notes to Consolidated Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3*	Total
Investments:
Common Stocks
Airlines	$6,928	$—	$431	$7,359
Banks	894,623	124,129	—	1,018,752
Communications Equipment	217,536	—	15,161	232,697
Food & Staples Retailing	49,574	134,415	—	183,989
Industrial Conglomerates	—	24,557	—	24,557
Insurance	1,515,609	82,594	—	1,598,203
Interactive Media & Services	2,016,636	24,484	335	2,041,455
Internet & Direct Marketing Retail	1,617,857	14,567	1,260,588	2,893,012
Life Sciences Tools & Services	259,702	175,751	—	435,453
Media	191,786	132,956	—	324,742
Oil, Gas & Consumable Fuels	29,513	—	4,909	34,422
Personal Products	619,259	162,971	—	782,230
Pharmaceuticals	195,057	66,382	—	261,439
Professional Services	—	910,114	—	910,114
Semiconductors & Semiconductor Equipment	235,220	—	—	235,220
Software	2,634,819	331,019	—	2,965,838
Specialty Retail	1,076,404	29,792	24,912	1,131,108
Technology Hardware, Storage & Peripherals	568,704	134,609	—	703,313
Textiles, Apparel & Luxury Goods	485,461	371,196	—	856,657
Trading Companies & Distributors	—	238,084	—	238,084
Other Common Stocks(a)	14,076,460	—	—	14,076,460
Total Common Stocks	26,691,148	2,957,620	1,306,336	30,955,104
Commercial Mortgage-Backed Securities	—	6,539,226	—	6,539,226
Asset-Backed Securities	—	6,303,908	—	6,303,908
Collateralized Mortgage Obligations	—	5,719,686	—	5,719,686
Rights
Biotechnology	—	—	202,384	202,384
Media	—	—	—	—
Metals & Mining	33,066	—	—	33,066
Pharmaceuticals	40,615	—	4,551	45,166
Total Rights	73,681	—	206,935	280,616
Loan Assignments
Media	—	72,607	105,514	178,121
Speciality Retail	—	—	1,148	1,148
Other Loan Assignments(a)	—	79,964	—	79,964
Total Loan Assignments	—	152,571	106,662	259,233
Warrants
Capital Markets	7,732	—	8,764	16,496
Construction & Engineering	—	—	1,892	1,892
Oil, Gas & Consumable Fuels	—	—	209,136	209,136
Total Warrants	7,732	—	219,792	227,524
Convertible Bonds(a)	—	219,971	—	219,971
Convertible Preferred Stocks(a)	89,395	—	—	89,395
Preferred Stocks(a)	50,201	—	—	50,201

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Asset Valuation Inputs (cont’d)	Level 1	Level 2	Level 3*	Total
Corporate Bonds(a)	$—	$—	$—	$—
Short-Term Investments	—	38,522,377	—	38,522,377
Total Long Positions	$26,912,157	$60,415,359	$1,839,725	$89,167,241

(a)   The Consolidated Schedule of Investments provides information on the industry or sector categorization for the portfolio.

* The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Common Stocks(a)(b)	Corporate Bonds(a)	Loan Assignments(b)	Rights(a)(b)	Warrants(a)	Total
Assets:
Investments in Securities:
Beginning Balance as of November 1, 2019	$732,329	$–	$1,522,708	$203,359	$15,965	$2,474,361
Transfers into Level 3	–	–	–	–	–	–
Transfers out of Level 3	–	–	(131,600)	(19,448)	–	(151,048)
Accrued discounts/(premiums)	–	–	9,495	–	–	9,495
Realized gain/(loss)	51,200	–	(133,306)	8,363	1,318	(72,425)
Change in unrealized appreciation/(depreciation)	1,333,987	–	180,073	12,306	(91,422)	1,434,944
Purchases	54,983	–	69,302	10,718	301,766	436,769
Sales	(866,163)	–	(1,410,010)	(8,363)	(7,835)	(2,292,371)
Balance as of July 31, 2020	$1,306,336	–	$106,662	$206,935	$219,792	$1,839,725
Net change in unrealized appreciation/(depreciation) on investments still held as of July 31, 2020	$1,335,117	$–	$33,157	$17,118	$(93,887)	$1,291,505

(a)	As of the period ended July 31, 2020, these securities were fair valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets; therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

(b)	These securities were valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level (See Notes to Consolidated Schedule of Investments), of inputs used to value the Fund's short investments as of July 31, 2020:

Liability Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short
Banks	$(550,923)	$(239,917)	$—	$(790,840)
Other Common Stocks Sold Short(a)	(4,319,627)	—	—	(4,319,627)
Total Short Positions	$(4,870,550)	$(239,917)	$—	$(5,110,467)

(a)	The Consolidated Schedule of Investments provides information on the industry or sector categorization for the portfolio.

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

The following is a summary, categorized by level (See Notes to Consolidated Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2020:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$443,975	$—	$—	$443,975
Liabilities	(403,558)	—	—	(403,558)
Forward contracts(a)
Assets	—	715,656	—	715,656
Liabilities	—	(590,910)	—	(590,910)
Swaps
Assets	—	2,006,397	—	2,006,397
Liabilities	—	(1,423,636)	—	(1,423,636)
Options written
Liabilities	(552)	—	—	(552)
Total	$39,865	$707,507	$—	$747,372

(a)	Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^ A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Consolidated Schedule of Investments

July 31, 2020

Notes to Consolidated Schedule of Investments Absolute Return Multi-Manager Fund (Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman Absolute Return Multi-Manager Fund (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•	Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments (long and short positions) in equity securities, preferred stocks, convertible preferred stocks, exchange traded options purchased and written, rights and warrants, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Fund’s investments for long and short positions in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid or offer quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available (“Other Market Information”).

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Notes to Consolidated Schedule of Investments Absolute Return Multi-Manager Fund (Unaudited) (cont’d)

The value of equity swaps and total return basket swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark index rate (generally Level 2 or Level 3 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Alternative Funds Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of ICE Data Pricing & Reference Data LLC (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time as of which the Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which the Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which the Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

At July 31, 2020, the Fund had securities pledged in the amount of $766,965 to JPMorgan Chase Bank, NA to cover collateral requirements for borrowing in connection with securities sold short and options written.

The Fund invests in commodity-related instruments through Neuberger Berman Cayman ARMM Fund I Ltd. (the “Subsidiary”), which is organized under the laws of the Cayman Islands. The Fund is and expects to remain the sole shareholder of the Subsidiary. The Subsidiary is governed by its own Board of Directors. As of July 31, 2020, the Fund's investment in the Subsidiary was $11,768,197, which represents 11.8% of the Fund’s net assets.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820: “Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”) (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the disclosure requirements. Management has elected to adopt early the provisions that eliminate the disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.

Subsequent Event: The outbreak of the novel coronavirus in many countries, which is a rapidly evolving situation, has, among other things, disrupted global travel and supply chains, and has adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility, in ways that cannot necessarily be foreseen at the present time. The rapid development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on economic and market conditions and trigger a period of global economic slowdown. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Fund.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Consolidated Schedule of Investments Commodity Strategy Fund^

(Unaudited) July 31, 2020

PRINCIPAL AMOUNT		VALUE
Asset-Backed Securities 16.6%
$2,000,000	Citibank Credit Card Issuance Trust, Ser. 2017-A7, Class A7, (1M LIBOR + 0.37%), 0.54%, due 8/8/2024	$2,004,989	(a)
161,945	Fifth Third Auto Trust, Ser. 2019-1, Class A2B, (1M USD LIBOR + 0.17%), 0.34%, due 5/16/2022	161,945	(a)

750,000	Ford Credit Auto Lease Trust, Ser. 2020-B, Class A2A, 0.50%, due 12/15/2022	750,157
	Ford Credit Auto Owner Trust
22,796	Ser. 2018-B, Class A2A, 2.96%, due 9/15/2021	22,819
588,311	Ser. 2019-A, Class A2A, 2.78%, due 2/15/2022	591,607
425,000	Ser. 2020-A, Class A2, 1.03%, due 10/15/2022	426,764
645,000	Ser. 2020-B, Class A2, 0.50%, due 2/15/2023	645,519
	GM Financial Automobile Leasing Trust
165,023	Ser. 2019-2, Class A2B, (1M USD LIBOR + 0.18%), 0.37%, due 6/21/2021	165,035	(a)
1,028,075	Ser. 2019-3, Class A2B, (1M USD LIBOR + 0.27%), 0.46%, due 10/20/2021	1,028,451	(a)
45,765	GM Financial Consumer Automobile, Ser. 2017-1A, Class A3, 1.78%, due 10/18/2021	45,796	(b)
344,978	GM Financial Consumer Automobile Receivables Trust, Ser. 2020-1, Class A2, 1.83%, due 1/17/2023	347,608
	Golden Credit Card Trust
910,000	Ser. 2019-2A, Class A, (1M USD LIBOR + 0.35%), 0.52%, due 10/15/2023	908,278	(a)(b)
1,000,000	Ser. 2017-4A, Class A, (1M USD LIBOR + 0.52%), 0.69%, due 7/15/2024	1,000,842	(a)(b)
2,060,000	Hyundai Auto Lease Securitization Trust, Ser. 2020-A, Class A2, 1.90%, due 5/16/2022	2,076,423	(b)
	Navient Student Loan Trust
549,757	Ser. 2017-4A, Class A2, (1M USD LIBOR + 0.50%), 0.67%, due 9/27/2066	545,132	(a)(b)
59,829	Ser. 2018-4A, Class A1, (1M USD LIBOR + 0.25%), 0.42%, due 6/27/2067	59,776	(a)(b)
452,388	Ser. 2019-7A, Class A1, (1M USD LIBOR + 0.50%), 0.67%, due 1/25/2068	450,491	(a)(b)
785,698	Ser. 2019-2A, Class A1, (1M USD LIBOR + 0.27%), 0.44%, due 2/27/2068	783,845	(a)(b)
1,017,532	Ser. 2019-4A, Class A1, (1M USD LIBOR + 0.28%), 0.45%, due 7/25/2068	1,011,821	(a)(b)
2,333,038	Nissan Auto Lease Trust, Ser. 2019-B, Class A2B, (1M USD LIBOR + 0.27%), 0.44%, due 10/15/2021	2,333,023	(a)
282	Securitized Term Auto Receivables Trust, Ser. 2019-1A, Class A2, 2.86%, due 5/25/2021	282	(b)
800,000	Tesla Auto Lease Trust, Ser. 2020-A, Class 2A, 0.55%, due 5/22/2023	799,779	(b)(c)
78,023	Toyota Auto Receivables Owner Trust, Ser. 2018-C, Class A2A, 2.77%, due 8/16/2021	78,125
411,837	USAA Auto Owner Trust, Ser. 2019-1, Class A2, 2.26%, due 2/15/2022	413,342
	Verizon Owner Trust
807,805	Ser. 2018-1A, Class A1B, (1M USD LIBOR + 0.26%), 0.45%, due 9/20/2022	808,097	(a)(b)
1,200,000	Ser. 2019-C, Class A1B, (1M USD LIBOR + 0.42%), 0.61%, due 4/22/2024	1,203,493	(a)
2,000,000	Volkswagen Auto Loan Enhanced Trust, Ser. 2020-1, Class A2A, 0.93%, due 12/20/2022	2,007,591
313,247	World Omni Auto Receivables Trust, Ser. 2019-A, Class A2, 3.02%, due 4/15/2022	314,218
	Total Asset-Backed Securities (Cost $20,963,361)	20,985,248

See Notes to Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Corporate Bonds 58.4%
Agriculture 1.1%
	BAT Capital Corp.
$300,000	(3M USD LIBOR + 0.59%), 1.01%, due 8/14/2020	$300,043	(a)
1,095,000	(3M USD LIBOR + 0.88%), 1.27%, due 8/15/2022	1,097,860	(a)
		1,397,903
Auto Manufacturers 3.1%
	BMW U.S. Capital LLC
1,605,000	(3M USD LIBOR + 0.37%), 0.79%, due 8/14/2020	1,605,240	(a)(b)
680,000	(3M USD LIBOR + 0.41%), 0.68%, due 4/12/2021	680,479	(a)(b)
1,610,000	Daimler Finance N.A. LLC, (3M USD LIBOR + 0.90%), 1.29%, due 2/15/2022	1,608,188	(a)(b)
		3,893,907
Banks 17.3%
2,365,000	Bank of America Corp., (3M USD LIBOR + 1.16%), 1.43%, due 1/20/2023	2,389,054	(a)
1,475,000	BB&T Corp., 04/22 VAR, (3M USD LIBOR + 0.65%), 0.95%, due 4/1/2022	1,482,418	(a)
	Citigroup, Inc.
1,395,000	(3M USD LIBOR + 0.96%), 1.20%, due 4/25/2022	1,408,983	(a)
890,000	(3M USD LIBOR + 0.69%), 0.93%, due 10/27/2022	894,467	(a)
2,575,000	Goldman Sachs Group, Inc., (3M USD LIBOR + 0.75%), 1.11%, due 2/23/2023	2,579,613	(a)
3,865,000	Morgan Stanley, (SOFR + 0.70%), 0.80%, due 1/20/2023	3,871,759	(a)
2,035,000	Royal Bank of Canada, (3M USD LIBOR + 0.47%), 0.74%, due 4/29/2022	2,043,938	(a)
880,000	Santander UK PLC, (3M USD LIBOR + 0.62%), 0.97%, due 6/1/2021	883,652	(a)
2,005,000	Toronto-Dominion Bank, (SOFR + 0.48%), 0.58%, due 1/27/2023	2,000,509	(a)
2,185,000	U.S. Bank N.A., (3M USD LIBOR + 0.40%), 0.71%, due 12/9/2022	2,192,135	(a)
1,460,000	Wells Fargo & Co., (3M USD LIBOR + 1.11%), 1.37%, due 1/24/2023	1,473,714	(a)
640,000	Westpac Banking Corp., (3M USD LIBOR + 0.39%), 0.66%, due 1/13/2023	641,097	(a)
		21,861,339
Computers 1.6%
2,000,000	IBM Credit LLC, (3M USD LIBOR + 0.16%), 0.70%, due 2/5/2021	2,001,480	(a)
Diversified Financial Services 2.8%
705,000	American Express Co., (3M USD LIBOR + 0.61%), 0.86%, due 8/1/2022	708,785	(a)
2,820,000	Capital One Financial Corp., (3M USD LIBOR + 0.95%), 1.26%, due 3/9/2022	2,838,527	(a)
		3,547,312
Electric 1.5%
980,000	Duke Energy Florida LLC, Ser. A, (3M USD LIBOR + 0.25%), 0.61%, due 11/26/2021	980,362	(a)
835,000	Florida Power & Light Co., (3M USD LIBOR + 0.38%), 0.64%, due 7/28/2023	835,488	(a)
		1,815,850
Electronics 0.3%
380,000	Honeywell Int’l, Inc., (3M USD LIBOR + 0.37%), 0.82%, due 8/8/2022	380,605	(a)

See Notes to Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Gas 2.2%
$2,780,000	Dominion Energy Gas Holdings LLC, Ser. A, (3M USD LIBOR + 0.60%), 0.91%, due 6/15/2021	$2,791,987	(a)
Insurance 2.8%
1,513,000	Marsh & McLennan Cos., Inc., (3M USD LIBOR + 1.20%), 1.51%, due 12/29/2021	1,513,815	(a)
2,025,000	New York Life Global Funding, (3M USD LIBOR + 0.44%), 0.71%, due 7/12/2022	2,036,700	(a)(b)
		3,550,515
Machinery - Construction & Mining 1.9%
	Caterpillar Financial Services Corp.
2,000,000	(3M USD LIBOR + 0.23%), 0.54%, due 3/15/2021	2,002,318	(a)
375,000	(3M USD LIBOR + 0.22%), 0.50%, due 1/6/2022	375,249	(a)
		2,377,567
Machinery Diversified 0.6%
790,000	Otis Worldwide Corp., (3M USD LIBOR + 0.45%), 0.75%, due 4/5/2023	787,376	(a)(b)
Media 2.0%
1,305,000	NBCUniversal Enterprise, Inc., (3M USD LIBOR + 0.40%), 0.70%, due 4/1/2021	1,307,946	(a)(b)
1,255,000	TWDC Enterprises 18 Corp., (3M USD LIBOR + 0.39%), 0.72%, due 3/4/2022	1,256,595	(a)
		2,564,541
Miscellaneous Manufacturer 1.1%
1,365,000	General Electric Capital Corp., (3M USD LIBOR + 1.00%), 1.31%, due 3/15/2023	1,353,546	(a)
Oil & Gas 1.0%
1,250,000	BP Capital PLC, (3M USD LIBOR + 0.87%), 1.19%, due 9/16/2021	1,259,594	(a)
Pharmaceuticals 11.6%
2,975,000	AbbVie, Inc., (3M USD LIBOR + 0.65%), 1.02%, due 11/21/2022	2,985,991	(a)(b)
1,855,000	AstraZeneca PLC, (3M USD LIBOR + 0.62%), 0.93%, due 6/10/2022	1,865,149	(a)
2,540,000	Bayer U.S. Finance II LLC, (3M USD LIBOR + 0.63%), 0.93%, due 6/25/2021	2,546,361	(a)(b)
1,810,000	Bristol-Myers Squibb Co., (3M USD LIBOR + 0.38%), 0.77%, due 5/16/2022	1,816,417	(a)
1,045,000	Cigna Corp., (3M USD LIBOR + 0.65%), 0.95%, due 9/17/2021	1,045,114	(a)
2,870,000	CVS Health Corp., (3M USD LIBOR + 0.72%), 1.03%, due 3/9/2021	2,881,020	(a)
1,479,000	GlaxoSmithKline Capital PLC, (3M USD LIBOR + 0.35%), 0.77%, due 5/14/2021	1,482,294	(a)
		14,622,346
Pipelines 1.7%
2,205,000	MPLX L.P., (3M USD LIBOR + 0.90%), 1.21%, due 9/9/2021	2,194,426	(a)
Telecommunications 5.8%
	AT&T, Inc.
3,475,000	(3M USD LIBOR + 0.95%), 1.23%, due 7/15/2021	3,503,271	(a)
115,000	(3M USD LIBOR + 0.89%), 1.31%, due 2/15/2023	115,122	(a)
3,700,000	Verizon Communications, Inc., (3M USD LIBOR + 1.00%), 1.32%, due 3/16/2022	3,753,832	(a)
		7,372,225
Total Corporate Bonds (Cost $73,610,603)		73,772,519

See Notes to Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
Short-Term Investments 17.4%
Investment Companies 17.4%
22,005,174	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.09%(d) (Cost $22,005,174)	$22,005,174	(e)
	Total Investments 92.4% (Cost $116,579,138)	116,762,941
	Other Assets Less Liabilities 7.6%	9,663,553	(f)
	Net Assets 100.0%	$126,426,494

(a)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2020 and changes periodically.
(b)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2020, these securities amounted to $22,048,843, which represents 17.4% of net assets of the Fund.
(c)	When-issued security. Total value of all such securities at July 31, 2020 amounted to $799,779, which represents 0.6% of net assets of the Fund.
(d)	Represents 7-day effective yield as of July 31, 2020.
(e)	All or a portion of this security is segregated in connection with obligations for when-issued securities and/or futures with a total value of $22,005,174.
(f)	Includes the impact of the Fund's open positions in derivatives at July 31, 2020.

See Notes to Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy Fund^

(Unaudited) (cont’d)

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$74,833,961	59.2%
United Kingdom	6,888,592	5.5%
Germany	6,440,268	5.1%
Canada	5,953,849	4.7%
Australia	641,097	0.5%
Short-Term Investments and Other Assets-Net	31,668,727	25.0%
	$126,426,494	100.0%

See Notes to Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy Fund^

(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At July 31, 2020, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2020	3	Palladium	$643,590	$99,930
10/2020	37	Feeder Cattle	2,713,025	55,112
10/2020	109	Platinum	5,008,005	473,460
11/2020	114	Natural Gas	2,756,520	44,358
11/2020	122	RBOB Gasoline	5,582,598	(245,066)
11/2020	109	Soybean	4,864,125	263,225
12/2020	142	Brent Crude Oil	6,272,140	1,034,257
12/2020	93	Cocoa	2,231,070	188,247
12/2020	45	Coffee 'C'	2,052,000	148,972
12/2020	95	Copper	6,864,938	(143,875)
12/2020	689	Corn	11,265,150	(189,328)
12/2020	74	Cotton No.2	2,318,420	179,381
12/2020	57	Gold 100 Oz.	11,319,630	1,053,139
12/2020	217	Hard Red Winter Wheat	4,915,050	(172,954)
12/2020	141	Lead	6,650,794	268,650
12/2020	113	Lean Hogs	2,276,950	(78,344)
12/2020	51	Live Cattle	2,275,620	50,203
12/2020	104	Low Sulphur Gasoil	3,926,000	359,336
12/2020	130	New York Harbor ULSD	6,963,684	568,441
12/2020	63	Nickel	5,220,747	383,891
12/2020	82	Primary Aluminum	3,522,925	176,665
12/2020	41	Silver	5,016,145	1,488,492
12/2020	224	Soybean Meal	6,659,520	77,780
12/2020	187	Soybean Oil	3,451,272	349,832
12/2020	190	Wheat	5,118,125	215,206
12/2020	101	WTI Crude Oil	4,163,220	760,635
12/2020	124	Zinc	7,204,400	795,992
2/2021	134	Sugar 11	1,981,056	141,078
Total Long Positions			$133,236,719	$8,346,715

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2020	9	Lead	$(424,519)	$(5,287)
12/2020	4	Nickel	(331,476)	(920)
12/2020	13	Zinc	(755,300)	(44,858)
Total Short Positions			$(1,511,295)	$(51,065)
Total Futures				$8,295,650

At July 31, 2020, the Fund had $2,167,623 deposited in a segregated account to cover margin requirements on open futures.

See Notes to Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy Fund^

(Unaudited) (cont’d)

The Fund invests in commodity-related instruments through Neuberger Berman Cayman Commodity Fund I Ltd. (the “CS Subsidiary”), which is organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Fund and the CS Subsidiary with the intent that the Fund will remain the sole shareholder of the CS Subsidiary. The CS Subsidiary is governed by its own Board of Directors.

As of July 31, 2020, the value of the Fund’s investment in the CS Subsidiary was as follows:

Investment in CS Subsidiary	Percentage of Net Assets
$25,339,262	20.0%

See Notes to Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Asset-Backed Securities	$—	$20,985,248	$—	$20,985,248
Corporate Bonds(a)	—	73,772,519	—	73,772,519
Short-Term Investments	—	22,005,174	—	22,005,174
Total Investments	$—	$116,762,941	$—	$116,762,941

(a)	The Consolidated Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2020:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$9,176,282	$—	$—	$9,176,282
Liabilities	(880,632)	—	—	(880,632)
Total	$8,295,650	$—	$—	$8,295,650

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) July 31, 2020

Number of Shares		Value
Common Stocks 38.7%
Australia 0.7%
169	Ampol Ltd.	$3,173
751	APA Group	5,902	(a)
922	BHP Group Ltd.	24,208
54	BHP Group PLC	1,168
12	BHP Group PLC ADR	525
1,132	Fortescue Metals Group Ltd.	14,081
133	Rio Tinto Ltd.	9,692
239	Rio Tinto PLC	14,548
20	Rio Tinto PLC ADR	1,221
1,131	Santos Ltd.	4,258
		78,776
Austria 0.0%(b)
94	OMV AG	2,969	*
255	Telekom Austria AG	1,916	*
		4,885
Belgium 0.0%(b)
71	Proximus SADP	1,460
Canada 0.8%
685	B2Gold Corp.	4,746
415	Bank of Nova Scotia	17,044
53	Barrick Gold Corp.	1,532
99	BCE, Inc.	4,151
83	Brookfield Asset Management, Inc. Class A	2,683
635	Canadian Natural Resources Ltd.	11,202	(c)
10	Enbridge, Inc.	320
185	Great-West Lifeco, Inc.	3,271
117	Loblaw Cos. Ltd.	6,070	(c)
242	National Bank of Canada	11,426
278	Power Corp. of Canada	4,933
477	Sun Life Financial, Inc.	18,593
217	Toronto-Dominion Bank	9,602
		95,573
China 0.1%
31	Alibaba Group Holding Ltd. ADR	7,782	*
1,000	BOC Hong Kong Holdings Ltd.	2,787
1,168	Wilmar International Ltd.	3,948
		14,517
Denmark 0.1%
207	Novo Nordisk A/S Class B	13,582
64	Pandora A/S	4,070
		17,652
Finland 0.2%
94	Elisa OYJ	5,575
112	Neste OYJ	5,144
360	UPM-Kymmene OYJ	9,610
		20,329
France 0.7%
98	Cie Generale des Etablissements Michelin SCA	10,149
20	Hermes International	16,215
40	LVMH Moet Hennessy Louis Vuitton SE	$17,394
81	Sanofi	8,505
266	Schneider Electric SE	30,500
		82,763
Germany 0.2%
58	Allianz SE	12,034
89	Brenntag AG	5,492
51	Deutsche Telekom AG	851
86	Vonovia SE	5,559
		23,936
Hong Kong 0.2%
526	CK Asset Holdings Ltd.	2,922
1,256	CLP Holdings Ltd.	11,895
2,532	HKT Trust & HKT Ltd.	3,731	(a)
1,676	Sino Land Co. Ltd.	2,030
		20,578
Israel 0.1%
56	Check Point Software Technologies Ltd.	7,020	*
15	Wix.com Ltd.	4,357	*
		11,377
Italy 0.2%
303	Assicurazioni Generali SpA	4,550
214	FinecoBank Banca Fineco SpA	3,120
9,560	Intesa Sanpaolo SpA	19,486
		27,156
Japan 1.7%
84	Asahi Group Holdings Ltd.	2,733
210	Chugai Pharmaceutical Co. Ltd.	9,395
84	Daito Trust Construction Co. Ltd.	6,564
84	EDION Corp.	807
156	Fujitsu Ltd.	20,809
582	Inpex Corp.	3,294
832	ITOCHU Corp.	18,078
747	Japan Tobacco, Inc.	12,787
200	KDDI Corp.	6,227
200	MS&AD Insurance Group Holdings, Inc.	4,980
120	Nippon Telegraph & Telephone Corp.	2,770
34	Nomura Research Institute Ltd.	892
504	NTT DOCOMO, Inc.	13,843
442	Obayashi Corp.	3,917
264	Ono Pharmaceutical Co. Ltd.	7,391
800	ORIX Corp.	8,585
419	Sekisui House Ltd.	7,592
100	Seven & i Holdings Co. Ltd.	3,029
418	Shimizu Corp.	2,985
252	Shionogi & Co. Ltd.	14,900
751	Sumitomo Corp.	8,301
100	Taisei Corp.	3,420
26	Tokyo Electron Ltd.	7,074
331	Toyota Motor Corp.	19,440
100	Trend Micro, Inc.	5,810

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

Number of Shares		Value
252	USS Co. Ltd.	$3,740
		199,363
Netherlands 0.9%
54	ASML Holding NV	19,101
101	ASML Holding NV	35,909
973	Koninklijke Ahold Delhaize NV	28,023
36	Koninklijke DSM NV	5,511
223	Wolters Kluwer NV	17,600
		106,144
Norway 0.0%(b)
305	DNB ASA	4,685	*
Peru 0.0%(b)
12	Southern Copper Corp.	524
Singapore 0.1%
1,916	Ascendas Real Estate Investment Trust	4,959
587	Singapore Exchange Ltd.	3,502
		8,461
Spain 0.2%
248	Endesa SA	7,075
278	Iberdrola SA	3,593
60	Industria de Diseno Textil SA	1,590
229	Naturgy Energy Group SA	4,261
335	Red Electrica Corp. SA	6,531
		23,050
Sweden 0.3%
129	Investor AB, B Shares	7,654
636	Skandinaviska Enskilda Banken AB Class A	6,154
1,001	Svenska Handelsbanken AB	9,440
338	Tele2 AB, B Shares	4,795
507	Telefonaktiebolaget LM Ericsson B Shares	5,899
		33,942
Switzerland 0.9%
1	Chocoladefabriken Lindt & Spruengli AG	7,742
33	Kuehne & Nagel International AG	5,661	*
114	Logitech International SA	8,316
126	Nestle SA	14,984
48	Nestle SA ADR	5,657
184	Novartis AG	15,156
15	Novartis AG ADR	1,232
61	Roche Holding AG	21,128
59	Roche Holding AG ADR	2,543
53	Swiss Prime Site AG	4,837
13	Swisscom AG	6,910
43	Zurich Insurance Group AG	15,901
		110,067
United Kingdom 1.0%
273	Ashtead Group PLC	8,693
708	BAE Systems PLC	4,538
68	Berkeley Group Holdings PLC	3,945
227	British American Tobacco PLC	7,502
779	GlaxoSmithKline PLC	15,518
16	Halma PLC	454
63	Intertek Group PLC	4,431
41	Linde PLC	10,050
89	Next PLC	6,282
127	Persimmon PLC	3,993	*
984	RELX PLC	$20,715
671	Sage Group PLC	6,368
81	Schroders PLC	3,128
702	Segro PLC	8,890
1,259	Standard Chartered PLC	6,295
220	Unilever NV	13,000
23	Unilever PLC	1,370
		125,172
United States 30.3%
46	3M Co.	6,922
455	AbbVie, Inc.	43,184
65	Accenture PLC Class A	14,611
130	Activision Blizzard, Inc.	10,742
53	Adaptive Biotechnologies Corp.	1,978	*
15	Adobe, Inc.	6,665	*
55	Advance Auto Parts, Inc.	8,258
372	Aflac, Inc.	13,232
77	Air Products & Chemicals, Inc.	22,071
56	Alcoa Corp.	728	*
53	Alexion Pharmaceuticals, Inc.	5,432	*
143	Allstate Corp.	13,498
68	Alphabet, Inc. Class A	101,181	*
18	Alphabet, Inc. Class C	26,693	*
704	Altice USA, Inc. Class A	19,001	*
852	Altria Group, Inc.	35,060
66	Amazon.com, Inc.	208,869	*(d)
21	Ameren Corp.	1,685
37	American Electric Power Co., Inc.	3,215
77	American Homes 4 Rent Class A	2,233
238	Americold Realty Trust	9,603
91	Ameriprise Financial, Inc.	13,980
48	AMETEK, Inc.	4,476
42	Amgen, Inc.	10,276
93	Amphenol Corp. Class A	9,836
137	Analog Devices, Inc.	15,734
26	Anthem, Inc.	7,119
61	Aon PLC Class A	12,518
598	Apple, Inc.	254,174
47	Aptiv PLC	3,654
23	Arthur J. Gallagher & Co.	2,472
22	Ashland Global Holdings, Inc.	1,661
81	Assurant, Inc.	8,705
895	AT&T, Inc.	26,474
95	Athene Holding Ltd. Class A	3,064	*
16	Autodesk, Inc.	3,783	*
55	Avery Dennison Corp.	6,234
378	Bellring Brands, Inc. Class A	7,511	*
151	Best Buy Co., Inc.	15,038
11	Biogen, Inc.	3,022	*
60	BioMarin Pharmaceutical, Inc.	7,189	*
187	BJ's Wholesale Club Holdings, Inc.	7,489	*
60	Black Knight, Inc.	4,495	*
10	BlackRock, Inc.	5,750
185	Blackstone Group, Inc. Class A	9,857
46	Boeing Co.	7,268
3	Booking Holdings, Inc.	4,986	*
232	Boston Scientific Corp.	8,948	*
722	Bristol-Myers Squibb Co.	42,353
230	Cabot Oil & Gas Corp.	4,301
9	Cactus, Inc. Class A	204
44	Camden Property Trust	3,996
199	Carlyle Group, Inc.	5,666
56	Caterpillar, Inc.	7,441

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

Number of Shares		Value
144	CDW Corp.	$16,740
163	CenterPoint Energy, Inc.	3,099
10	ChampionX Corp.	95	*
36	Cheniere Energy, Inc.	1,781	*
337	Chevron Corp.	28,288	(d)
59	Chubb Ltd.	7,507
105	Cigna Corp.	18,132
1,185	Cisco Systems, Inc.	55,813	(d)
816	Citigroup, Inc.	40,808
346	Citizens Financial Group, Inc.	8,584
27	CMS Energy Corp.	1,733
246	Cognizant Technology Solutions Corp. Class A	16,807
79	Colfax Corp.	2,297	*
139	Colgate-Palmolive Co.	10,731
545	Collier Creek Holdings Class A	7,292	*
1,084	Comcast Corp. Class A	46,395
91	Comerica, Inc.	3,505
12	Concho Resources, Inc.	630
561	ConocoPhillips	20,976
59	Constellation Brands, Inc. Class A	10,514
16	Cooper Cos., Inc.	4,527
19	Crowdstrike Holdings, Inc. Class A	2,151	*
44	Crown Castle International Corp.	7,335
24	Crown Holdings, Inc.	1,718	*
374	CSX Corp.	26,681
29	Cummins, Inc.	5,605
118	D.R. Horton, Inc.	7,807
33	Deere & Co.	5,818
82	Delta Air Lines, Inc.	2,048
65	Devon Energy Corp.	682
94	DISH Network Corp. Class A	3,018	*
30	Dollar General Corp.	5,712
210	Dominion Energy, Inc.	17,016
69	Dover Corp.	7,102
19	DTE Energy Co.	2,197
51	Duke Energy Corp.	4,322
94	East West Bancorp, Inc.	3,258
82	Eastman Chemical Co.	6,120
97	Eaton Corp. PLC	9,034	(d)
24	Ecolab, Inc.	4,490
29	eHealth, Inc.	2,005	*
128	Electronic Arts, Inc.	18,127	*
140	Eli Lilly & Co.	21,041
390	Emerson Electric Co.	24,184
50	Entegris, Inc.	3,595
327	EOG Resources, Inc.	15,320
20	Equifax, Inc.	3,251
292	Equitable Holdings, Inc.	5,974
296	Equity LifeStyle Properties, Inc.	20,223
21	Everest Re Group Ltd.	4,595
226	Evergy, Inc.	14,652
23	Eversource Energy	2,072
163	Exelon Corp.	6,293
255	Exxon Mobil Corp.	10,730
112	Facebook, Inc. Class A	28,411	*
18	FedEx Corp.	3,031
116	Fidelity National Financial, Inc.	3,754
145	Fidelity National Information Services, Inc.	21,215
86	Fiserv, Inc.	8,582	*
26	FMC Corp.	2,757
127	Gaming and Leisure Properties, Inc.	4,599
110	General Mills, Inc.	$6,960
169	General Motors Co.	4,206
336	Hartford Financial Services Group, Inc.	14,220
35	HCA Healthcare, Inc.	4,432
74	HD Supply Holdings, Inc.	2,597	*
58	Hill-Rom Holdings, Inc.	5,639
250	Home Depot, Inc.	66,372
234	Honeywell International, Inc.	34,953
49	Humana, Inc.	19,230
13	IBM Corp.	1,598
117	IHS Markit Ltd.	9,445
58	Illinois Tool Works, Inc.	10,729
15	Illumina, Inc.	5,732	*
376	Intel Corp.	17,946
186	Intercontinental Exchange, Inc.	18,001
251	International Paper Co.	8,732
82	Intuit, Inc.	25,122
76	Invitation Homes, Inc.	2,266
34	Jacobs Engineering Group, Inc.	2,902
566	Johnson & Johnson	82,500	(d)
133	Johnson Controls International PLC	5,118
331	JPMorgan Chase & Co.	31,988	(d)
201	Kroger Co.	6,993
61	Lam Research Corp.	23,007
205	Las Vegas Sands Corp.	8,946
12	Lear Corp.	1,325
74	Leidos Holdings, Inc.	7,042
230	Lennar Corp. Class A	16,640
235	LKQ Corp.	6,625	*
23	Lockheed Martin Corp.	8,716
174	Lowe's Cos., Inc.	25,910
29	LyondellBasell Industries NV Class A	1,813
55	Marriott International, Inc. Class A	4,610
9	Martin Marietta Materials, Inc.	1,865
23	MasterCard, Inc. Class A	7,096
81	McDonald's Corp.	15,737
258	Medtronic PLC	24,892	(d)
80	MetLife, Inc.	3,028
1,148	Microsoft Corp.	235,351	(d)
74	Mid-America Apartment Communities, Inc.	8,820
10	Mohawk Industries, Inc.	798	*
291	Mondelez International, Inc. Class A	16,148
115	Monster Beverage Corp.	9,025	*
660	Morgan Stanley	32,261
165	Motorola Solutions, Inc.	23,067
27	Netflix, Inc.	13,200	*
71	Newmont Corp.	4,913
39	NextEra Energy Partners LP	2,426
40	NextEra Energy, Inc.	11,228
83	NIKE, Inc. Class B	8,102
61	NiSource, Inc.	1,491
22	Northrop Grumman Corp.	7,150
31	Nucor Corp.	1,300
135	nVent Electric PLC	2,452
25	OGE Energy Corp.	822
150	Omega Healthcare Investors, Inc.	4,857
36	ONEOK, Inc.	1,005
120	Oracle Corp.	6,654
46	Otis Worldwide Corp.	2,886
63	Packaging Corp. of America	6,056

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

Number of Shares		Value
168	Peloton Interactive, Inc. Class A	$11,461	*
639	Pfizer, Inc.	24,589
124	Philip Morris International, Inc.	9,524
42	Phillips 66	2,605
24	Pioneer Natural Resources Co.	2,326
124	PNC Financial Services Group, Inc.	13,227	(d)
22	PPG Industries, Inc.	2,368
579	Procter & Gamble Co.	75,918
208	Progressive Corp.	18,791
68	Prologis, Inc.	7,169
50	Proofpoint, Inc.	5,783	*
136	Public Service Enterprise Group, Inc.	7,608
28	Quest Diagnostics, Inc.	3,558
77	Range Resources Corp.	497
417	RealReal, Inc.	5,688	*
15	Regeneron Pharmaceuticals, Inc.	9,481	*
595	Regions Financial Corp.	6,462
26	Reliance Steel & Aluminum Co.	2,555
49	S&P Global, Inc.	17,162
204	SailPoint Technologies Holding, Inc.	6,426	*
92	salesforce.com, Inc.	17,926	*
21	SBA Communications Corp.	6,542
90	Schlumberger Ltd.	1,633
22	Sempra Energy	2,738
120	Sensata Technologies Holding PLC	4,558	*
22	ServiceNow, Inc.	9,662	*
8	Sherwin-Williams Co.	5,183
296	Simply Good Foods Co.	7,116	*
107	Skyworks Solutions, Inc.	15,577
54	Smartsheet, Inc. Class A	2,578	*
153	Sprouts Farmers Market, Inc.	4,036	*
61	SS&C Technologies Holdings, Inc.	3,507
44	Stanley Black & Decker, Inc.	6,746
537	Starwood Property Trust, Inc.	8,028
204	Steel Dynamics, Inc.	5,592
485	T-Mobile U.S., Inc.	52,079	*
54	T. Rowe Price Group, Inc.	7,457
64	Target Corp.	8,056
55	TD Ameritrade Holding Corp.	1,974
140	TE Connectivity Ltd.	12,470
15	Teladoc Health, Inc.	3,564	*
93	Terex Corp.	1,753
461	Texas Instruments, Inc.	58,801	(d)
43	Textron, Inc.	1,502
141	Thermo Fisher Scientific, Inc.	58,367
30	Toll Brothers, Inc.	1,146
67	Tractor Supply Co.	9,564
63	Trane Technologies PLC	7,048
12	TransDigm Group, Inc.	5,179
75	TransUnion	6,718
112	Travelers Cos., Inc.	12,815
131	Uber Technologies, Inc.	3,964	*
260	Union Pacific Corp.	45,071
47	United Parcel Service, Inc. Class B	6,710
26	United Rentals, Inc.	4,040	*
189	UnitedHealth Group, Inc.	57,225	(d)
25	Universal Display Corp.	4,361
15	Verisk Analytics, Inc.	2,831
552	Verizon Communications, Inc.	31,729
44	Vertex Pharmaceuticals, Inc.	11,968	*
154	Virgin Galactic Holdings, Inc.	$3,457	*
229	Visa, Inc. Class A	43,602
39	Visteon Corp.	2,832	*
419	Vistra Energy Corp.	7,819
23	W.W. Grainger, Inc.	7,855
303	Walmart, Inc.	39,208	(d)
40	Waste Connections, Inc.	4,095
122	WEC Energy Group, Inc.	11,622
31	Western Digital Corp.	1,336
3	Westlake Chemical Corp.	164
20	WEX, Inc.	3,167	*
114	Weyerhaeuser Co.	3,170
570	Williams Cos., Inc.	10,904
67	WP Carey, Inc.	4,782
102	WPX Energy, Inc.	609	*
20	WR Grace & Co.	923
81	XPO Logistics, Inc.	6,077	*
35	Zimmer Biomet Holdings, Inc.	4,720
106	Zions Bancorp NA	3,442
253	Zoetis, Inc.	38,375
		3,631,430
Total Common Stocks (Cost $4,156,776)		4,641,840

Principal Amount
U.S. Treasury Obligations 2.7%
$50,000	U.S. Treasury Bill, 0.16%, due 10/22/2020	49,990	(d)(e)
25,000	U.S. Treasury Bond, 2.75%, due 8/15/2042	33,293
103,973	U.S. Treasury Inflation-Indexed Bond, 1.00%, due 2/15/2048	147,508	(d)(f)
	U.S. Treasury Notes
40,000	2.25%, due 4/15/2022	41,439
30,000	1.75%, due 11/15/2029	33,397
20,000	0.63%, due 5/15/2030	20,162
Total U.S. Treasury Obligations (Cost $290,434)		325,789
U.S. Government Agency Securities 1.1%
80,000	Federal Home Loan Bank, 5.50%, due 7/15/2036 (Cost $103,734)	127,283
Mortgage-Backed Securities 11.8%
Collateralized Mortgage Obligations 2.0%
	Fannie Mae Connecticut Avenue Securities
24,218	Ser. 2017-C02, Class 2M2 (1M USD LIBOR + 3.65%), 3.82%, due 9/25/2029	24,285	(g)
25,000	Ser. 2017-C03, Class 1M2 (1M USD LIBOR + 3.00%), 3.17%, due 10/25/2029	24,781	(g)
64,383	Ser. 2017-C04, Class 2M2 (1M USD LIBOR + 2.85%), 3.02%, due 11/25/2029	62,707	(g)
62,038	Ser. 2017-C05, Class 1M2 (1M USD LIBOR + 2.20%), 2.37%, due 1/25/2030	60,049	(g)
44,354	Ser. 2017-C06, Class 1M2 (1M USD LIBOR + 2.65%), 2.82%, due 2/25/2030	42,906	(g)

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

Principal Amount		Value
$13,667	Ser. 2017-C06, Class 2M2 (1M USD LIBOR + 2.80%), 2.97%, due 2/25/2030	$13,317	(g)
7,222	Ser. 2018-C02, Class 2M2 (1M USD LIBOR + 2.20%), 2.37%, due 8/25/2030	6,914	(g)
		234,959
Ginnie Mae 1.6%
	Pass-Through Certificates
25,000	2.50%, TBA, 30 Year Maturity	26,405	(h)
160,000	3.00%, TBA, 30 Year Maturity	169,190	(h)
		195,595
Uniform Mortgage-Backed Securities 8.2%
	Pass-Through Certificates
125,000	2.50%, TBA, 15 Year Maturity	131,191	(h)
370,000	3.00%, TBA, 30 Year Maturity	391,484	(h)
50,000	2.00%, TBA, 30 Year Maturity	51,801	(h)
390,000	2.50%, TBA, 30 Year Maturity	409,698	(h)
		984,174
Total Mortgage-Backed Securities (Cost $1,416,634)		1,414,728
Corporate Bonds 12.4%
Belgium 0.6%
	Anheuser-Busch InBev Worldwide, Inc.
20,000	4.75%, due 4/15/2058	25,901
15,000	4.60%, due 4/15/2048	18,557
15,000	5.80%, due 1/23/2059	22,520
		66,978
Canada 0.1%
5,000	Canadian Natural Resources Ltd., 4.95%, due 6/1/2047	6,043
Ireland 0.2%
25,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, due 10/1/2025	24,497
Mexico 0.2%
25,000	Grupo Bimbo SAB de CV, 4.70%, due 11/10/2047	29,039	(i)
United Kingdom 0.5%
15,000	BAT Capital Corp., 4.91%, due 4/2/2030	18,107
15,000	BP Capital Markets PLC, 4.88%, due 3/22/2030	16,087	(j)(k)
30,000	HSBC Holdings PLC, 6.00%, due 5/22/2027	29,685	(j)(k)
		63,879
United States 10.8%
	AbbVie, Inc.
10,000	4.05%, due 11/21/2039	12,248	(i)
15,000	4.70%, due 5/14/2045	19,678
25,000	Air Lease Corp., 2.30%, due 2/1/2025	23,973
20,000	Apple, Inc., 4.65%, due 2/23/2046	28,833
	AT&T, Inc.
5,000	4.35%, due 6/15/2045	5,917
25,000	5.45%, due 3/1/2047	33,980
20,000	4.50%, due 3/9/2048	24,440
25,000	3.65%, due 6/1/2051	27,270
20,000	AXA Equitable Holdings, Inc., 5.00%, due 4/20/2048	25,204
	Bank of America Corp.
$20,000	3.71%, due 4/24/2028	$22,878	(j)
15,000	3.97%, due 3/5/2029	17,459	(j)
15,000	2.50%, due 2/13/2031	15,937	(j)
	Boeing Co.
5,000	3.90%, due 5/1/2049	4,696
5,000	3.75%, due 2/1/2050	4,515
25,000	5.81%, due 5/1/2050	29,365
10,000	BP Capital Markets America, Inc., 3.63%, due 4/6/2030	11,601
20,000	Broadcom, Inc., 4.15%, due 11/15/2030	22,460	(i)
25,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, due 3/1/2050	30,082
	Citigroup, Inc.
25,000	3.89%, due 1/10/2028	28,578	(j)
10,000	3.52%, due 10/27/2028	11,270	(j)
15,000	2.98%, due 11/5/2030	16,440	(j)
10,000	Concho Resources, Inc., 4.88%, due 10/1/2047	12,036
20,000	CVS Health Corp., 5.05%, due 3/25/2048	27,555
25,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, due 6/15/2023	27,548	(i)
15,000	Discovery Communications LLC, 3.63%, due 5/15/2030	16,641
15,000	East Ohio Gas Co., 3.00%, due 6/15/2050	16,579	(i)
	Energy Transfer Operating L.P.
30,000	6.63%, due 2/15/2028	21,600	(j)(k)
35,000	7.13%, due 5/15/2030	29,094	(j)(k)
15,000	3.75%, due 5/15/2030	14,832
15,000	6.25%, due 4/15/2049	16,176
10,000	Exelon Corp., 4.70%, due 4/15/2050	13,816
25,000	Exxon Mobil Corp., 3.45%, due 4/15/2051	29,618
20,000	Fox Corp., 5.58%, due 1/25/2049	29,130
20,000	General Electric Capital Corp., 5.88%, due 1/14/2038	23,704
15,000	General Electric Co., 4.35%, due 5/1/2050	15,551
20,000	General Motors Co., 6.13%, due 10/1/2025	23,316
5,000	General Motors Financial Co., Inc., 5.10%, due 1/17/2024	5,487
	Goldman Sachs Group, Inc.
15,000	3.69%, due 6/5/2028	17,099	(j)
20,000	3.81%, due 4/23/2029	23,105	(j)
5,000	4.02%, due 10/31/2038	6,104	(j)
15,000	HCA, Inc., 5.25%, due 6/15/2049	19,899
15,000	Healthcare Trust of America Holdings L.P., 3.10%, due 2/15/2030	15,815
	JPMorgan Chase & Co.
10,000	4.49%, due 3/24/2031	12,400	(j)
15,000	2.96%, due 5/13/2031	16,345	(j)
20,000	3.11%, due 4/22/2041	22,670	(j)
30,000	Kinder Morgan, Inc., 5.55%, due 6/1/2045	39,007
5,000	Kroger Co., 5.40%, due 1/15/2049	7,260

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

Principal Amount		Value
	Morgan Stanley
$30,000	3.59%, due 7/22/2028	$34,271	(j)
10,000	3.62%, due 4/1/2031	11,694	(j)
	MPLX L.P.
5,000	4.00%, due 3/15/2028	5,443
25,000	4.70%, due 4/15/2048	26,928
15,000	Mylan, Inc., 4.55%, due 4/15/2028	17,816
	Occidental Petroleum Corp.
20,000	3.20%, due 8/15/2026	18,206
20,000	3.50%, due 8/15/2029	17,775
10,000	4.30%, due 8/15/2039	8,100
	Oracle Corp.
10,000	3.60%, due 4/1/2050	11,913
10,000	3.85%, due 4/1/2060	12,487
20,000	Pacific Gas and Electric Co., 3.30%, due 8/1/2040	20,385
15,000	Piedmont Natural Gas Co., Inc., 3.35%, due 6/1/2050	17,933
	Plains All American Pipeline L.P./PAA Finance Corp.
18,000	4.65%, due 10/15/2025	19,407
35,000	3.55%, due 12/15/2029	34,568
25,000	Synchrony Financial, 2.85%, due 7/25/2022	25,568
	T-Mobile USA, Inc.
5,000	4.38%, due 4/15/2040	6,121	(i)
15,000	4.50%, due 4/15/2050	18,819	(i)
	ViacomCBS, Inc.
10,000	4.95%, due 1/15/2031	12,078
15,000	4.20%, due 5/19/2032	17,223
	Wells Fargo & Co.
30,000	2.57%, due 2/11/2031	31,840	(j)
10,000	5.01%, due 4/4/2051	14,432	(j)
		1,302,218
Total Corporate Bonds (Cost $1,349,230)		1,492,654
Asset-Backed Securities 2.6%
100,000	American Express Credit Account Master Trust, Ser. 2019-1, Class A, 2.87%, due 10/15/2024	104,140
100,000	Bear Stearns Asset-Backed Securities Trust, Ser. 2006-SD2, Class M2, (1M USD LIBOR + 0.80%), 0.97%, due 6/25/2036	95,130	(g)
20,000	Capital One Multi-Asset Execution Trust, Ser. 2016-A7, Class A7, (1M USD LIBOR + 0.51%), 0.68%, due 9/16/2024	20,088	(g)
89,866	World Omni Auto Receivables Trust, Ser. 2018-C, Class A3, 3.13%, due 11/15/2023	91,772
Total Asset-Backed Securities (Cost $302,128)		311,130

Number of Shares
Exchange-Traded Funds 0.0%(b)
25	iShares Russell 1000 ETF (Cost $4,042)	4,547

Investment Companies(l) 33.0%
100,780	Neuberger Berman Commodity Strategy Fund Institutional Class	$496,847	(m)
34,271	Neuberger Berman Emerging Markets Equity Fund Class R6	688,851	(m)
31,164	Neuberger Berman Floating Rate Income Fund Institutional Class	290,451	(m)
5,667	Neuberger Berman Genesis Fund Class R6	348,919	(m)
130,849	Neuberger Berman High Income Bond Fund Class R6	1,101,749	(m)
77,696	Neuberger Berman International Select Fund Class R6	1,033,356	(m)
Total Investment Companies (Cost $3,784,618)		3,960,173
Total Purchased Options(n) 0.0%(b) (Cost $8,229)		2,127
Short-Term Investments 6.1%
Investment Companies 6.1%
730,050	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.09%(o) (Cost $730,050)	730,050	(m)
Total Investments 108.4% (Cost $12,145,875)		13,010,321
Liabilities Less Other Assets (8.4)%		(1,007,220)	(p)
Net Assets 100.0%		$12,003,101

*	Non-income producing security.
(a)	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Represents less than 0.05% of net assets of the Fund.
(c)	All or a portion of this security was purchased on a delayed delivery basis.
(d)	All or a portion of the security is pledged as collateral for futures and/or options written.
(e)	Rate shown was the discount rate at the date of purchase.
(f)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(g)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2020 and changes periodically.
(h)	TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at July 31, 2020 amounted to $1,179,769, which represents 9.8% of net assets of the Fund.
(i)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2020, these securities amounted to $132,814, which represents 1.1% of net assets of the Fund.
(j)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(k)	Perpetual Bond Security. The rate reflected was the rate in effect on July 31, 2020. The maturity date reflects the next call date.
(l)	Affiliated company as defined under the Investment Company Act of 1940, as amended (see Note § below).
(m)	All or a portion of this security is segregated in connection with obligations for to be announced securities, options written, futures and/or forward foreign currency contracts with a total value of $4,690,223.
(n)	See "Purchased option contracts" under Derivative Instruments.
(o)	Represents 7-day effective yield as of July 31, 2020.
(p)	Includes the impact of the Fund's open positions in derivatives at July 31, 2020.

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value	Percentage of Net Assets
Investment Companies*	$3,960,173	33.0%
Mortgage-Backed Securities	1,414,728	11.8%
Banks	533,520	4.4%
Pharmaceuticals	395,505	3.3%
Software	369,206	3.1%
U.S. Treasury Obligations	325,789	2.7%
Asset-Backed Securities	311,130	2.6%
Technology Hardware, Storage & Peripherals	263,826	2.2%
Internet & Direct Marketing Retail	227,325	1.9%
Insurance	209,670	1.7%
Pipelines	207,055	1.7%
Semiconductors & Semiconductor Equipment	201,105	1.7%
Media	173,568	1.5%
Interactive Media & Services	156,285	1.3%
IT Services	154,273	1.3%
Specialty Retail	131,279	1.1%
Oil, Gas & Consumable Fuels	131,014	1.1%
U.S. Government Agency Securities	127,283	1.1%
Capital Markets	121,421	1.0%
Oil & Gas	119,466	1.0%
Telecommunications	116,547	1.0%
Health Care Providers & Services	109,696	0.9%
Equity Real Estate Investment Trusts	99,444	0.8%
Diversified Financial Services	96,251	0.8%
Food & Staples Retailing	94,848	0.8%
Biotechnology	90,552	0.8%
Beverages	89,250	0.7%
Metals & Mining	87,333	0.7%
Household Products	86,649	0.7%
Diversified Telecommunication Services	85,567	0.7%
Communications Equipment	84,779	0.7%
Wireless Telecommunication Services	76,944	0.6%
Aerospace & Defense	76,386	0.6%
Road & Rail	75,716	0.6%
Electrical Equipment	75,204	0.6%
Electric Utilities	71,698	0.6%
Life Sciences Tools & Services	66,077	0.6%
Professional Services	64,991	0.5%
Tobacco	64,873	0.5%
Chemicals	63,111	0.5%
Food Products	62,555	0.5%
Computers	56,381	0.5%
Trading Companies & Distributors	55,056	0.5%
Machinery	50,377	0.4%
Multi-Utilities	49,189	0.4%
Health Care Equipment & Supplies	48,726	0.4%
Textiles, Apparel & Luxury Goods	45,781	0.4%
Entertainment	42,069	0.4%
Household Durables	41,921	0.4%
Industrial Conglomerates	41,875	0.4%
Electronic Equipment, Instruments & Components	39,500	0.3%
Food	36,299	0.3%
Gas	34,512	0.3%
Electric	34,201	0.3%
Hotels, Restaurants & Leisure	29,293	0.2%
Auto Manufacturers	28,803	0.2%
Miscellaneous Manufacturers	23,704	0.2%
Automobiles	23,646	0.2%

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

Containers & Packaging	22,740	0.2%
Semiconductor	22,460	0.2%
Real Estate Management & Development	21,912	0.2%
Personal Products	21,881	0.2%
Multiline Retail	20,050	0.2%
Healthcare - Services	19,899	0.2%
Agriculture	18,107	0.2%
Auto Components	17,960	0.2%
Air Freight & Logistics	15,818	0.1%
Real Estate Investment Trusts	15,815	0.1%
Miscellaneous Manufacturer	15,551	0.1%
Construction & Engineering	13,224	0.1%
Building Products	12,166	0.1%
Leisure Products	11,461	0.1%
Independent Power and Renewable Electricity Producers	10,245	0.1%
Gas Utilities	10,163	0.1%
Paper & Forest Products	9,610	0.1%
Mortgage Real Estate Investment Trusts	8,028	0.1%
Holding Companies - Diversified	7,292	0.1%
Distributors	6,625	0.1%
Marine	5,661	0.0%
Exchange-Traded Funds*	4,547	0.0%
Commercial Services & Supplies	4,095	0.0%
Health Care Technology	3,564	0.0%
Purchased Options - Index	2,127	0.0%
Airlines	2,048	0.0%
Energy Equipment & Services	1,932	0.0%
Construction Materials	1,865	0.0%
Short-Term Investments and Other Liabilities-Net	(277,170)	(2.3)%

	$12,003,101	100.0%

*	Each position is an Investment Company registered under the 1940 Act, as amended, and is not treated as an industry for purposes of the Fund’s policy on industry concentration. This represents the aggregate of all investment companies.

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At July 31, 2020, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2020	3	U.S. Treasury Ultra Long Bond	$683,063	$25,992
Total Long Positions			$683,063	$25,992

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2020	2	U.S. Treasury Long Bond	$(364,563)	$(8,826)
9/2020	6	U.S. Treasury Note, 5 Year	(756,750)	(4,453)
9/2020	3	U.S. Treasury Note, Ultra 10 Year	(477,750)	(6,375)
Total Short Positions			$(1,599,063)	$(19,654)
Total Futures				$6,338

At July 31, 2020, the Fund had $3,009 deposited in a segregated account to cover margin requirements on open futures and had securities pledged in the amount of $34,993 to cover collateral requirements on open futures.

Forward foreign currency contracts ("forward FX contracts")

At July 31, 2020, open forward FX contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
520,432	AUD	362,983	USD	CITI	10/22/2020	$8,937
1,330,502	AUD	929,310	USD	GSI	10/22/2020	21,515
161,797	AUD	112,998	USD	SG	10/22/2020	2,628
792,844	BRL	147,610	USD	GSI	10/22/2020	3,973
45,615	BRL	8,496	USD	SSB	10/22/2020	226
1,324,666	CAD	979,110	USD	CITI	10/22/2020	10,038
67,290	CAD	49,605	USD	RBC	10/22/2020	641
980,499	CAD	724,946	USD	SG	10/22/2020	7,208
218,408	CAD	161,467	USD	SCB	10/22/2020	1,622
21,929	CAD	16,311	USD	SSB	10/22/2020	64
219,619	CHF	232,804	USD	CITI	10/22/2020	7,874
667,557	CHF	708,091	USD	GSI	10/22/2020	23,478
227,166	CHF	241,525	USD	SSB	10/22/2020	7,424
6,148	CHF	6,694	USD	SSB	10/22/2020	44
33,161,880	CLP	42,124	USD	RBC	10/22/2020	1,711
935,093	CZK	39,935	USD	CITI	10/22/2020	2,052
506,320	CZK	21,704	USD	SSB	10/22/2020	1,031
27,762	EUR	32,202	USD	CITI	10/22/2020	555
41,350	EUR	48,526	USD	CITI	10/22/2020	263
1,561,358	EUR	1,785,558	USD	JPM	10/22/2020	56,708
56,119	EUR	64,137	USD	RBC	10/22/2020	2,078
9,179	EUR	10,488	USD	SG	10/22/2020	342
276,381	EUR	315,805	USD	SCB	10/22/2020	10,301
56,261	EUR	65,240	USD	SSB	10/22/2020	1,143
704,494	GBP	885,787	USD	JPM	10/22/2020	36,773
401,617	GBP	504,703	USD	RBC	10/22/2020	21,229
107,798	GBP	135,236	USD	SG	10/22/2020	5,930
71,312	GBP	89,462	USD	SCB	10/22/2020	3,923
25,691,310	HUF	82,724	USD	GSI	10/22/2020	5,108
44,829,524	JPY	418,854	USD	CITI	10/22/2020	5,055
20,034,642	JPY	187,157	USD	RBC	10/22/2020	2,292
43,248,721	JPY	404,163	USD	SCB	10/22/2020	4,799
950,491	JPY	8,911	USD	SCB	10/22/2020	77

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

26,114,845	JPY	244,233	USD	SSB	10/22/2020	2,710
8,051	USD	846,240	JPY	SSB	10/22/2020	49
103,332,631	KRW	85,882	USD	CITI	10/22/2020	618
50,928,147	KRW	42,350	USD	SCB	10/22/2020	282
2,753,704	MXN	121,621	USD	GSI	10/22/2020	891
631,744	MXN	27,939	USD	GSI	10/22/2020	167
479,860	MXN	21,168	USD	SCB	10/22/2020	180
3,373,070	MXN	149,438	USD	SSB	10/22/2020	629
6,612,910	NOK	709,209	USD	CITI	10/22/2020	17,530
2,770,643	NOK	297,699	USD	RBC	10/22/2020	6,787
2,247,380	NOK	241,111	USD	SG	10/22/2020	5,870
1,446,368	NZD	945,538	USD	CITI	10/22/2020	13,728
1,233,128	NZD	806,843	USD	GSI	10/22/2020	10,997
248,983	PLN	63,193	USD	CITI	10/22/2020	3,323
5,364,912	SEK	591,536	USD	RBC	10/22/2020	19,966
1,614,897	SEK	178,143	USD	SCB	10/22/2020	5,925
15,302,850	SEK	1,695,024	USD	SSB	10/22/2020	49,222
35,158	USD	308,050	SEK	CITI	10/22/2020	46
102,955	USD	735,670	TRY	RBC	10/22/2020	2,821
38,692	USD	650,676	ZAR	GSI	10/22/2020	945
19,099	USD	320,908	ZAR	SSB	10/22/2020	482
Total unrealized appreciation						$400,210

706,561	USD	1,011,074	AUD	JPM	10/22/2020	(15,990)
401,716	USD	574,995	AUD	RBC	10/22/2020	(9,197)
466,623	USD	668,285	AUD	SCB	10/22/2020	(10,958)
212,691	USD	303,402	AUD	SSB	10/22/2020	(4,131)
2,744	USD	14,562	BRL	CITI	10/22/2020	(40)
130,896	USD	705,466	BRL	SCB	10/22/2020	(3,982)
378,231	USD	511,618	CAD	GSI	10/22/2020	(3,802)
392,761	USD	531,436	CAD	JPM	10/22/2020	(4,070)
432,524	USD	585,298	CAD	RBC	10/22/2020	(4,527)
578,119	USD	782,271	CAD	SSB	10/22/2020	(6,014)
29,567	USD	27,392	CHF	CITI	10/22/2020	(451)
13,154	USD	12,402	CHF	JPM	10/22/2020	(438)
646,372	USD	609,746	CHF	RBC	10/22/2020	(21,842)
775,019	USD	730,784	CHF	SG	10/22/2020	(25,840)
6,619	USD	6,229	CHF	SCB	10/22/2020	(207)
188,324	USD	177,577	CHF	SCB	10/22/2020	(6,280)
33,453	USD	31,106	CHF	SSB	10/22/2020	(635)
32,620	USD	25,225,057	CLP	CITI	10/22/2020	(723)
2,676	USD	2,101,249	CLP	GSI	10/22/2020	(101)
7,398	USD	5,836,030	CLP	SCB	10/22/2020	(317)
96,678	USD	2,262,897	CZK	GSI	10/22/2020	(4,931)
26,603	USD	622,848	CZK	SCB	10/22/2020	(1,364)
33,453	USD	28,489	EUR	CITI	10/22/2020	(162)
488,129	USD	427,765	EUR	CITI	10/22/2020	(16,597)
32,618	USD	28,544	EUR	GSI	10/22/2020	(1,062)
1,685,905	USD	1,471,467	EUR	SSB	10/22/2020	(50,298)
51,597	USD	39,931	GBP	CITI	10/22/2020	(694)
603,232	USD	481,070	GBP	CITI	10/22/2020	(26,746)
304,016	USD	242,261	GBP	GSI	10/22/2020	(13,234)
28,347	USD	22,354	GBP	SSB	10/22/2020	(927)
417,104	USD	330,250	GBP	SSB	10/22/2020	(15,370)
61,708	USD	19,194,228	HUF	CITI	10/22/2020	(3,912)
21,012	USD	6,497,706	HUF	SSB	10/22/2020	(1,202)
3,399,046	JPY	32,244	USD	CITI	10/22/2020	(102)
155,305	USD	16,615,758	JPY	GSI	10/22/2020	(1,814)
353,206	USD	37,803,640	JPY	JPM	10/22/2020	(4,267)
145,945	USD	15,617,632	JPY	SG	10/22/2020	(1,736)
106,842	USD	128,586,461	KRW	GSI	10/22/2020	(798)
21,243	USD	25,538,908	KRW	SSB	10/22/2020	(136)
210,738	USD	4,781,754	MXN	CITI	10/22/2020	(2,000)
34,861	USD	788,918	MXN	RBC	10/22/2020	(238)
8,754	USD	81,526	NOK	GSI	10/22/2020	(205)
441,705	USD	4,107,904	NOK	JPM	10/22/2020	(9,741)
296,892	USD	2,767,397	NOK	SCB	10/22/2020	(7,237)
312,355	USD	2,889,517	NOK	SSB	10/22/2020	(5,194)
123,397	USD	188,552	NZD	JPM	10/22/2020	(1,656)
279,005	USD	426,302	NZD	RBC	10/22/2020	(3,729)
507,326	USD	775,642	NZD	SG	10/22/2020	(7,099)
712,009	USD	1,088,866	NZD	SCB	10/22/2020	(10,153)
395,984	USD	603,367	NZD	SSB	10/22/2020	(4,184)
63,231	USD	248,969	PLN	GSI	10/22/2020	(3,281)
1,155,297	USD	10,441,463	SEK	CITI	10/22/2020	(34,839)
940,990	USD	8,526,399	SEK	GSI	10/22/2020	(30,865)
91,980	USD	833,508	SEK	JPM	10/22/2020	(3,025)
49,164	USD	442,559	SEK	RBC	10/22/2020	(1,279)
109,583	USD	993,096	SEK	SG	10/22/2020	(3,612)
123,483	TRY	17,310	USD	GSI	10/22/2020	(503)
119,700	TRY	16,863	USD	SSB	10/22/2020	(570)
641,710	ZAR	38,136	USD	CITI	10/22/2020	(909)
329,942	ZAR	19,626	USD	RBC	10/22/2020	(485)
Total unrealized depreciation						$(395,701)
Total net unrealized appreciation						$4,509

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

Purchased option contracts ("options purchased")

At July 31, 2020, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

Calls

Index
S&P 500 Mini Index	7	$228,977	$360	8/5/2020	$—	(a)(b)
S&P 500 Mini Index	8	261,688	354	8/5/2020	—	(a)(b)
S&P 500 Mini Index	6	196,266	350	8/5/2020	—	(a)(b)
S&P 500 Mini Index	7	228,977	360	8/12/2020	—	(a)(b)
S&P 500 Mini Index	14	457,954	354	8/12/2020	42	(a)(b)
S&P 500 Mini Index	7	228,977	354	8/19/2020	32
S&P 500 Mini Index	6	196,266	365	8/19/2020	—	(a)(b)
S&P 500 Mini Index	8	261,688	354	8/26/2020	104
Total calls					$178

Puts

Index
S&P 500 Mini Index	8	$261,688	$289	8/5/2020	$24
S&P 500 Mini Index	7	228,977	286	8/5/2020	18
S&P 500 Mini Index	8	261,688	295	8/5/2020	32
S&P 500 Mini Index	14	457,954	289	8/12/2020	245
S&P 500 Mini Index	8	261,688	295	8/12/2020	196
S&P 500 Mini Index	7	228,977	295	8/19/2020	444
S&P 500 Mini Index	7	228,977	289	8/19/2020	318
S&P 500 Mini Index	8	261,688	289	8/26/2020	672
Total puts					$1,949

Total options purchased (cost $8,229)					$2,127

(a)	Security fair valued as of July 31, 2020 in accordance with procedures approved by the Board of Trustees.
(b)	Value determined using significant unobservable inputs.

Written option contracts ("options written")

At July 31, 2020, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Index

S&P 500 Mini Index	7	$(228,977)	$332	8/5/2020	$(357)
S&P 500 Mini Index	6	(196,266)	323	8/5/2020	(3,186)
S&P 500 Mini Index	8	(261,688)	327	8/5/2020	(1,996)
S&P 500 Mini Index	7	(228,977)	333	8/12/2020	(984)
S&P 500 Mini Index	7	(228,977)	326	8/12/2020	(3,349)
S&P 500 Mini Index	7	(228,977)	327	8/12/2020	(2,916)
S&P 500 Mini Index	6	(196,266)	334	8/19/2020	(1,218)
S&P 500 Mini Index	7	(228,977)	327	8/19/2020	(3,769)

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

S&P 500 Mini Index	8	(261,688)	327	8/26/2020	(5,196)
Total Calls					$(22,971)

Puts
Index
S&P 500 Mini Index	8	$(261,688)	$322	8/5/2020	$(784)
S&P 500 Mini Index	7	(228,977)	310	8/5/2020	(98)
S&P 500 Mini Index	8	(261,688)	315	8/5/2020	(228)
S&P 500 Mini Index	8	(261,688)	321	8/12/2020	(1,880)
S&P 500 Mini Index	7	(228,977)	316	8/12/2020	(1,015)
S&P 500 Mini Index	7	(228,977)	314	8/12/2020	(837)
S&P 500 Mini Index	7	(228,977)	315	8/19/2020	(1,711)
S&P 500 Mini Index	7	(228,977)	320	8/19/2020	(2,408)
S&P 500 Mini Index	8	(261,688)	314	8/26/2020	(2,620)
Total Puts					$(11,581)

Total options written (premium received $53,339)					$(34,552)

At July 31, 2020, the Fund had securities pledged in the amount of $716,745 to cover collateral requirements for options written.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3(c)	Total
Investments:
Common Stocks
Australia	$63,060	$15,716	$—	$78,776
Austria	1,916	2,969	—	4,885
Belgium	—	1,460	—	1,460
China	10,569	3,948	—	14,517
Denmark	—	17,652	—	17,652
Finland	—	20,329	—	20,329
France	—	82,763	—	82,763
Germany	—	23,936	—	23,936
Italy	—	27,156	—	27,156
Netherlands	19,101	87,043	—	106,144
Norway	—	4,685	—	4,685
Singapore	—	8,461	—	8,461
Spain	—	23,050	—	23,050
Sweden	—	33,942	—	33,942
Switzerland	15,093	94,974	—	110,067
United Kingdom	14,043	111,129	—	125,172
Other Common Stocks(a)	3,958,845	—	—	3,958,845
Total Common Stocks	4,082,627	559,213	—	4,641,840
U.S. Treasury Obligations	—	325,789	—	325,789
U.S. Government Agency Securities	—	127,283	—	127,283
Mortgage-Backed Securities(a)	—	1,414,728	—	1,414,728
Corporate Bonds(a)	—	1,492,654	—	1,492,654
Asset-Backed Securities	—	311,130	—	311,130
Exchange-Traded Funds	4,547	—	—	4,547
Investment Companies	—	3,960,173	—	3,960,173
Options Purchased(b)	2,085	—	42	2,127
Short-Term Investments	—	730,050	—	730,050
Total Investments	$4,089,259	$8,921,020	$42	$13,010,321

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

(b)	The “Purchased option contracts” table under Derivative Instruments provides information on the industry or sector categorization for the portfolio.

(c)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

(000’s omitted)	Beginning balance, as of 11/1/2019	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2020	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2020
Investment in Securities

Options Purchased(d) Index	$—	$—	$(1)	$—	$1	$—	$—	$—	$—	$—
Total	$—	$—	$(1)	$—	$1	$—	$—	$—	$—	$—

(d)	As of the period ended July 31, 2020, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2020:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$25,992	$—	$—	$25,992
Liabilities	(19,654)	—	—	(19,654)
Forward FX Contracts(a)
Assets	—	400,210	—	400,210
Liabilities	—	(395,701)	—	(395,701)
Options Written
Liabilities	(34,552)	—	—	(34,552)
Total	$(28,214)	$4,509	$—	$(23,705)

(a)	Futures and forward FX contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

§ Investments in Affiliates(a):

	Value October 31, 2019	Purchase Cost	Sales Proceeds/Return of Capital	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain (Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons(b)	Shares Held July 31, 2020	Value July 31, 2020
Neuberger Berman Commodity Strategy Fund Institutional Class	$712,787	$11,357	$90,000	$(97,859)	$(39,438)	$11,357	100,780	$496,847

Neuberger Berman Emerging Markets Equity Fund Class R6	905,526	687,078	888,927	(34,629)	19,803	18,152	34,271	688,851

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

Neuberger Berman Floating Rate Income Fund Institutional Class	378,842	301,020	345,000	(3,811)	(40,600)	15,248	31,164	290,451
Neuberger Berman Genesis Fund Class R6	482,464	29,011	170,000	366	7,078	29,011	5,667	348,919
Neuberger Berman High Income Bond Fund Class R6	702,603	686,802	265,000	(6,315)	(16,341)	39,918	130,849	1,101,749
Neuberger Berman International Select Fund Class R6	1,674,853	1,064,666	1,609,412	(74,718)	(22,033)	55,254	77,696	1,033,356

Sub-total for affiliates held as of 7/31/2020(c)	$4,857,075	$2,779,934	$3,368,339	$(216,966)	$(91,531)	$168,940		$3,960,173
Neuberger Berman Emerging Markets Debt Fund Institutional Class	204,043	151,163	336,590	(3,654)	(14,962)	8,248	-	-
Neuberger Berman Short Duration High Income Fund Institutional Class	179,873	3,870	153,107	(447)	(30,189)	2,966	-	-
Sub-total for affiliates no longer held as of 7/31/2020	$383,916	$155,033	$489,697	$(4,101)	$(45,151)	$11,214		-
Total	$5,240,991	$2,934,967	$3,858,036	$(221,067)	$(136,682)	$180,154		$3,960,173

(a)	Affiliated persons, as defined in the Investment Company Act of 1940, as amended. Neuberger Berman Alternative Funds and Neuberger Berman Investment Advisers LLC ("NBIA") have obtained an exemptive order from the Securities and Exchange Commission that permits the Fund to invest in both affiliated and unaffiliated investment companies, including exchange-traded funds, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order.

(b)	Distributions received include distributions from net investment income and net realized capital gains, if any, from the other investment companies managed by NBIA.

(c)	At July 31, 2020, these securities amounted to approximately 33.0% of net assets of the Fund.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) July 31, 2020

Number of Shares		Value
Long Positions 96.5%
Common Stocks 75.9%
Aerospace & Defense 1.3%
247,600	L3Harris Technologies, Inc.	$41,678,508
Banks 1.1%
409,100	Citigroup, Inc.	20,459,091
171,800	JPMorgan Chase & Co.	16,602,752
		37,061,843
Biotechnology 1.0%
498,100	Gilead Sciences, Inc.	34,632,893
Capital Markets 7.3%
56,000	BlackRock, Inc.	32,200,560
580,000	Blackstone Group, Inc. Class A	30,902,400
804,100	Brookfield Asset Management, Inc. Class A	25,996,553
2,584,217	CC DNB Holdings, L.P. Pipe	63,106,579	*(a)(s)
269,800	CME Group, Inc.	44,835,364	(b)
61,500	Goldman Sachs Group, Inc.	12,174,540
39,700	S&P Global, Inc.	13,904,925
412,700	Tradeweb Markets, Inc. Class A	22,314,689
		245,435,610
Chemicals 2.8%
92,700	Air Products & Chemicals, Inc.	26,570,601
907,500	Ashland Global Holdings, Inc.	68,498,100
		95,068,701
Commercial Services 0.5%
2,158,660	LegalZoom.com, Inc.	17,007,650	*(a)(c)(s)
Commercial Services & Supplies 1.0%
294,800	Waste Management, Inc.	32,310,080
Diversified Consumer Services 0.4%
2,450,000	OneSpaWorld Holdings Ltd. Pipe	13,303,500	*(a)(s)
Electric Utilities 2.0%
243,000	NextEra Energy, Inc.	68,210,100
Electronic Equipment, Instruments & Components 1.5%
187,100	Amphenol Corp. Class A	19,787,696
265,000	CDW Corp.	30,806,250
		50,593,946
Entertainment 2.4%
515,400	Activision Blizzard, Inc.	42,587,502	(b)
123,600	Spotify Technology SA	31,866,552	*
50,000	Walt Disney Co.	5,847,000
		80,301,054
Food & Staples Retailing 1.8%
41,900	Costco Wholesale Corp.	13,639,707
350,000	Walmart, Inc.	45,290,000
		58,929,707
Food Products 1.9%
557,300	Conagra Brands, Inc.	20,870,885
576,300	Mondelez International, Inc. Class A	$31,978,887
602,800	Whole Earth Brands, Inc.	4,183,432	*
1,000,000	Whole Earth Brands, Inc. Pipe	6,810,000	*(a)(s)
		63,843,204
Gas Utilities 0.1%
93,588	Brookfield Infrastructure Corp. Class A	4,271,356	(d)
Health Care Equipment & Supplies 3.6%
392,800	Baxter International, Inc.	33,930,064
178,875	Becton, Dickinson & Co.	50,324,693
369,000	Medtronic PLC	35,601,120
		119,855,877
Health Care Providers & Services 2.9%
53,000	Anthem, Inc.	14,511,400
85,600	Humana, Inc.	33,593,720
157,700	UnitedHealth Group, Inc.	47,748,406
		95,853,526
Holding Companies - Diversified 0.6%
1,376,600	Collier Creek Holdings Class A	18,418,908	*
Hotels, Restaurants & Leisure 2.8%
161,800	Dunkin' Brands Group, Inc.	11,120,514
205,000	Marriott International, Inc. Class A	17,184,125
339,500	McDonald's Corp.	65,958,060
		94,262,699
Household Products 0.6%
146,200	Procter & Gamble Co.	19,169,744
Industrial Conglomerates 0.4%
91,900	Honeywell International, Inc.	13,727,103
Insurance 0.1%
140,474	Fidelity National Financial, Inc.	4,545,739
Interactive Media & Services 3.7%
44,900	Alphabet, Inc. Class A	66,808,955	*
221,400	Facebook, Inc. Class A	56,162,538	*(b)
		122,971,493
Internet & Direct Marketing Retail 3.2%
24,300	Amazon.com, Inc.	76,901,724	*
221,900	Chewy, Inc. Class A	11,647,531	*(d)
227,800	Expedia Group, Inc.	18,454,078
		107,003,333
IT Services 4.9%
658,071	Druva Technologies Pte. Ltd. Ser.4 Preference Shares	3,086,998	*(a)(c)(s)
205,300	Fidelity National Information Services, Inc.	30,037,443
59,400	PayPal Holdings, Inc.	11,646,558	*
1,390,638	Repay Holdings Corp.	30,774,819	*
222,000	Visa, Inc. Class A	42,268,800	(b)
300,101	WEX, Inc.	47,526,995	*
		165,341,613

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

Number of Shares		Value
Leisure Products 0.2%
100,000	Peloton Interactive, Inc. Class A	$6,822,000	*
Life Sciences Tools & Services 0.2%
16,000	Thermo Fisher Scientific, Inc.	6,623,200
Machinery 0.4%
1,376,326	Gates Industrial Corp. PLC	14,506,476	*
Multi-Utilities 3.2%
789,900	Brookfield Infrastructure Partners LP	33,049,416
776,200	CenterPoint Energy, Inc.	14,755,562
625,000	WEC Energy Group, Inc.	59,537,500
		107,342,478
Oil, Gas & Consumable Fuels 0.9%
836,000	Enbridge, Inc.	26,752,000
329	Venture Global LNG, Inc. Ser. C	1,612,100	*(a)(c)(s)
		28,364,100
Pharmaceuticals 1.2%
188,600	Johnson & Johnson	27,490,336
131,200	Novartis AG ADR	10,776,768
		38,267,104
Professional Services 3.8%
373,200	Equifax, Inc.	60,667,392
816,600	IHS Markit Ltd.	65,924,118	(b)
		126,591,510
Road & Rail 1.2%
237,800	Union Pacific Corp.	41,222,630	(b)
Semiconductors & Semiconductor Equipment 0.4%
38,800	ASML Holding NV	13,724,336
Software 6.6%
93,600	Adobe, Inc.	41,588,352	*
705,000	Anaplan, Inc.	32,014,050	*
68,149	Avidxchange, Inc.	3,340,119	*(a)(c)(s)
330,000	Microsoft Corp.	67,653,300
266,300	SailPoint Technologies Holding, Inc.	8,388,450	*
112,500	salesforce.com, Inc.	21,920,625	*
77,200	ServiceNow, Inc.	33,906,240	*
73,000	Workday, Inc. Class A	13,207,160	*
		222,018,296
Specialty Retail 3.4%
330,300	Asbury Automotive Group, Inc.	33,079,545	*
80,600	Carvana Co.	12,488,970	*
165,000	Home Depot, Inc.	43,805,850	(b)
42,000	O'Reilly Automotive, Inc.	20,049,960	*
100,000	TJX Cos., Inc.	5,199,000
		114,623,325
Technology Hardware, Storage & Peripherals 2.1%
167,500	Apple, Inc.	71,194,200
Textiles, Apparel & Luxury Goods 1.0%
325,000	NIKE, Inc. Class B	31,723,250
Tobacco 0.3%
108,500	Philip Morris International, Inc.	8,333,885
Trading Companies & Distributors 2.3%
733,200	HD Supply Holdings, Inc.	25,735,320	*
2,908,200	Univar Solutions, Inc.	51,387,894	*
		77,123,214
Water Utilities 0.8%
186,800	American Water Works Co., Inc.	27,510,036
Total Common Stocks (Cost $1,941,922,193)		$2,539,788,227
Preferred Stocks 1.0%
Food Products 0.2%
626,667	Sweetgreen, Inc. Ser. D	6,266,670	*(a)(c)(s)
59,031	Sweetgreen, Inc. Ser. I	1,009,430	*(a)(c)(s)
		7,276,100
Multi-Utilities 0.4%
118,300	Sempra Energy, Ser. B, 6.75%	12,248,782
Software 0.4%
272,596	Avidxchange, Inc. Ser. F	13,360,475	*(a)(c)(s)
Total Preferred Stocks (Cost $33,874,786)		32,885,357

Number of Units
Preferred Units 0.9%
Software 0.9%
8,034,038	Disco Topco Holdings (Cayman) L.P. (Cost $25,766,683)	31,752,929	*(a)(c)(s)

Principal Amount
Loan Assignments(e) 1.0%
Leisure Goods - Activities - Movies 0.7%
$25,000,000	One Spa World, LLC, Second Lien Term Loan, (1M USD LIBOR + 7.50%), 7.68%, due 3/18/2027	23,250,000	(a)(c)(s)
Retailers (except food & drug) 0.3%
17,923,433	Party City Holdings Inc., Term Loan B, (1M USD LIBOR + 2.50%, 6M USD LIBOR + 2.50%), 3.25% - 4.10%, due 8/19/2022	9,446,187	(f)(g)(h)
Total Loan Assignments (Cost $33,766,343)		32,696,187
Corporate Bonds 4.6%
Commercial Services 0.7%
23,530,000	APX Group, Inc., 7.63%, due 9/1/2023	22,529,975	(d)
Diversified Financial Services 0.3%
	American Express Co.,
6,485,000	Ser. C, 3.60%, due 9/15/2020	5,852,713	(i)(j)
2,780,000	Ser. B, 3.82%, due 11/15/2020	2,495,050	(i)(j)
		8,347,763
Electric 0.1%
3,716,000	Wisconsin Energy Corp., (3M USD LIBOR + 2.11%), 2.50%, due 5/15/2067	2,896,759	(e)
Gas 0.3%
12,105,000	Rockpoint Gas Storage Canada Ltd., 7.00%, due 3/31/2023	11,076,075	(k)
Healthcare - Services 0.3%
9,415,000	Select Medical Corp., 6.25%, due 8/15/2026	10,144,663	(k)
Internet 0.0%(l)
1,230,000	Expedia Group, Inc., 4.50%, due 8/15/2024	1,293,371

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

Principal Amount		Value
Lodging 0.2%
$4,615,000	Marriott Int'l, Inc., 4.63%, due 6/15/2030	$4,947,281
Media 0.0%(l)
1,064,000	Viacom, Inc., 5.88%, due 2/28/2057	1,110,622	(i)
Oil & Gas 0.0%(l)
1,600,000	EQT Corp., 3.90%, due 10/1/2027	1,507,680
Pipelines 0.2%
127,000	Enbridge, Inc., 6.25%, due 3/1/2078	125,730	(i)
	Enterprise Products Operating LLC
1,730,000	(3M USD LIBOR + 2.78%), 3.13%, due 6/1/2067	1,289,629	(e)
550,000	Ser. D, 4.88%, due 8/16/2077	488,125	(i)
9,265,000	TransCanada PipeLines Ltd., (3M USD LIBOR + 2.21%), 2.60%, due 5/15/2067	6,277,037	(e)
		8,180,521
Retail 2.1%
15,830,000	Argos Merger Sub, Inc., 7.13%, due 3/15/2023	15,988,300	(k)
	Party City Holdings, Inc.
128,313,000	6.13%, due 8/15/2023	29,511,990	(k)
15,845,000	6.63%, due 8/1/2026	3,644,350	(k)
13,471,000	PetSmart, Inc., 8.88%, due 6/1/2025	13,942,485	(d)(k)
5,510,000	Starbucks Corp., 4.45%, due 8/15/2049	7,212,933
		70,300,058
Semiconductors 0.4%
13,032,000	MagnaChip Semiconductor Corp., 6.63%, due 7/15/2021	12,937,518
Total Corporate Bonds (Cost $122,246,826)		155,272,286
Convertible Bonds 0.9%
Semiconductors & Semiconductor Equipment 0.2%
4,020,000	MagnaChip Semiconductor SA, 5.00%, due 3/1/2021	5,773,241
Software 0.7%
17,960,000	SailPoint Technologies Holding, Inc., 0.13%, due 9/15/2024	23,054,390	(k)
Total Convertible Bonds (Cost $22,783,790)		28,827,631
Number of UNITS
Master Limited Partnerships 1.4%
Oil, Gas & Consumable Fuels 1.4%
2,570,300	Enterprise Products Partners L.P. (Cost $63,071,553)	45,237,280
Number of Shares
Warrants 0.1%
Diversified Consumer Services 0.0%(l)
52,600	OneSpaWorld Holdings Ltd. Expires 3/19/2024	52,600	*
653,334	OneSpaWorld Holdings Ltd. Pipe Expires 6/12/2025	1,358,935	*(a)(s)
		1,411,535

Number of Shares
Food Products 0.0%(l)
701,800	Whole Earth Brands, Inc. Expires 6/25/2025	$519,332	*(a)(s)
301,400	Whole Earth Brands, Inc. Expires 6/25/2025	226,080	*
		745,412
Holding Companies - Diversified 0.1%
545,205	Collier Creek Holdings Expires 11/26/2023	1,551,653	*
Total Warrants (Cost $1,670,647)		3,708,600
Total Purchased Options(m) 0.3% (Cost $12,270,338)		9,262,903
Short-Term Investments 10.4%
Investment Companies 10.4%
309,743,417	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.09%(n)	309,743,417	(o)
37,882,386	State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(n)	37,882,386	(p)
Total Short-Term Investments (Cost $347,625,803)		347,625,803
Total Long Positions (96.5%) (Cost $2,604,998,962)		3,227,057,203
Short Positions ((14.3)%)(q)
Common Stocks Sold Short (11.6)%
Aerospace & Defense (0.1)%
(7,800)	TransDigm Group, Inc.	(3,366,324)
Automobiles (0.2)%
(4,000)	Tesla, Inc.	(5,723,040	)*
Building Products (0.2)%
(70,000)	Allegion PLC	(6,962,200)
Capital Markets (1.9)%
(328,300)	Carlyle Group, Inc.	(9,346,701)
(49,000)	FactSet Research Systems, Inc.	(16,968,700)
(547,800)	Franklin Resources, Inc.	(11,531,190)
(1,591,600)	Prospect Capital Corp.	(7,973,916)
(1,170,600)	Waddell & Reed Financial, Inc. Class A	(17,079,054)
		(62,899,561)
Chemicals (0.6)%
(154,300)	Axalta Coating Systems Ltd.	(3,425,460	)*
(342,200)	Huntsman Corp.	(6,330,700)
(70,000)	International Flavors & Fragrances, Inc.	(8,816,500)
		(18,572,660)
Containers & Packaging (0.2)%
(60,000)	Packaging Corp. of America	(5,767,200)
Diversified Consumer Services (0.5)%
(574,200)	H&R Block, Inc.	(8,325,900)
(1,214,800)	OneSpaWorld Holdings Ltd.	(6,754,288)
		(15,080,188)
Diversified Telecommunication Services (0.2)%
(259,900)	AT&T, Inc.	(7,687,842)
Electric Utilities (0.4)%
(191,800)	Exelon Corp.	(7,405,398)

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

Number of Shares		Value
(190,000)	Hawaiian Electric Industries, Inc.	$(6,889,400)
		(14,294,798)
Energy Equipment & Services (0.3)%
(849,000)	National Oilwell Varco, Inc.	(9,771,990)
Equity Real Estate Investment Trusts (0.2)%
(291,000)	Iron Mountain, Inc.	(8,203,290)
Health Care Equipment & Supplies (0.4)%
(206,700)	Alcon, Inc.	(12,397,866)
Hotels, Restaurants & Leisure (1.4)%
(3,779,732)	Arcos Dorados Holdings, Inc.	(17,575,754)
(100,000)	Chuy's Holdings, Inc.	(1,591,000)*
(130,000)	Dine Brands Global, Inc.	(5,905,900)
(26,100)	Domino's Pizza, Inc.	(10,090,521)
(261,800)	MGM Resorts International	(4,212,362)
(154,600)	Planet Fitness, Inc. Class A	(8,070,120)*
		(47,445,657)
IT Services (0.8)%
(55,300)	Automatic Data Processing, Inc.	(7,349,923)
(740,000)	Western Union Co.	(17,967,200)
		(25,317,123)
Machinery (0.4)%
(100,000)	Graco, Inc.	(5,324,000)
(13,300)	Illinois Tool Works, Inc.	(2,460,367)
(59,100)	PACCAR, Inc.	(5,028,228)
		(12,812,595)
Multi-Utilities (0.1)%
(59,000)	Consolidated Edison, Inc.	(4,532,970)
Semiconductors & Semiconductor Equipment (0.6)%
(29,100)	NVIDIA Corp.	(12,355,569)
(112,200)	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	(8,851,458)
		(21,207,027)
Software (1.7)%
(130,000)	Bill.Com Holdings, Inc.	(12,104,300)*
(127,400)	Ceridian HCM Holding, Inc.	(9,974,146)*
(141,000)	Guidewire Software, Inc.	(16,590,060)*
(93,500)	SAP SE ADR	(14,887,070)
(192,700)	Teradata Corp.	(4,046,700)*
		(57,602,276)
Specialty Retail (0.7)%
(150,600)	Carvana Co.	(23,335,470)*
Textiles, Apparel & Luxury Goods (0.5)%
(643,100)	Gildan Activewear, Inc.	(11,421,456)
(140,000)	Oxford Industries, Inc.	(6,011,600)
		(17,433,056)
Trading Companies & Distributors (0.2)%
(72,000)	IMCD NV	(7,445,345)
Total Common Stocks Sold Short (Proceeds $(338,524,010))		(387,858,478)

Principal Amount
Corporate Bonds Sold Short (2.7)%
Advertising (0.4)%
$(5,000,000)	Lamar Media Corp., 5.75%, due 2/1/2026	(5,270,250)

Principal Amount
$(7,000,000)	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.63%, due 2/15/2024	$(7,106,470)
		(12,376,720)
Computers (0.2)%
(5,000,000)	Banff Merger Sub, Inc., 9.75%, due 9/1/2026	(5,306,900	)(k)

Food (0.1)%
(3,000,000)	Lamb Weston Holdings, Inc., 4.88%, due 11/1/2026	(3,163,890	)(k)

Lodging (0.3)%
(7,000,000)	Boyd Gaming Corp., 4.75%, due 12/1/2027	(6,758,990	)(k)
(1,000,000)	MGM Resorts Int'l, 5.50%, due 4/15/2027	(1,007,810)
(1,000,000)	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, due 5/15/2027	(894,300	)(k)
		(8,661,100)

Media (1.1)%
(5,000,000)	Clear Channel Worldwide Holdings, Inc., 5.13%, due 8/15/2027	(4,912,500	)(k)
	Entercom Media Corp.
(9,500,000)	7.25%, due 11/1/2024	(7,883,005	)(k)
(5,000,000)	6.50%, due 5/1/2027	(4,498,100	)(k)
(10,000,000)	iHeartCommunications, Inc., 8.38%, due 5/1/2027	(9,961,300)
(6,000,000)	Univision Communications, Inc., 5.13%, due 2/15/2025	(5,850,000	)(k)
(5,000,000)	Walt Disney Co., 2.00%, due 9/1/2029	(5,209,213)
		(38,314,118)

Oil & Gas 0.0%(l)
(1,600,000)	EQT Corp., 3.90%, due 10/1/2027	(1,514,976)

Oil & Gas Services (0.3)%
(9,000,000)	Halliburton Co., 5.00%, due 11/15/2045	(9,710,136)

Retail (0.3)%
(10,000,000)	Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/1/2025	(10,300,000)

Total Corporate Bonds Sold Short (Proceeds $(85,948,275))		(89,347,840)

Total Short Positions (Proceeds $(424,472,285))		(477,206,318)

Total Investments 82.2% (Cost $2,180,526,677)		2,749,850,885

Other Assets Less Liabilities 17.8%		596,106,497	(r)

Net Assets 100.0%		$3,345,957,382

*	Non-income producing security.
(a)	Security fair valued as of July 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2020 amounted to $185,784,717, which represents 5.6% of net assets of the Fund.
(b)	All or a portion of the security is pledged as collateral for options written.
(c)	Value determined using significant unobservable inputs.

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

(d)	The security or a portion of this security is on loan at July 31, 2020. Total value of all such securities at July 31, 2020 amounted to $37,702,303 for the Fund.
(e)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2020 and changes periodically.
(f)	All or a portion of this security had not settled as of July 31, 2020 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(g)	All or a portion of this security was purchased on a delayed delivery basis.
(h)	The stated interest rates represent the range of rates at July 31, 2020 of the underlying contracts within the Loan Assignment.
(i)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(j)	Perpetual Bond Security. The rate reflected was the rate in effect on July 31, 2020. The maturity date reflects the next call date.
(k)	Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2020, these securities amounted to $107,362,253 of long positions and $(39,267,685) of short positions, which represents 3.2% and (1.2)%, respectively, of net assets of the Fund.
(l)	Represents less than 0.05% of net assets of the Fund.
(m)	See “Purchased option contracts” under Derivative Instruments.
(n)	Represents 7-day effective yield as of July 31, 2020.
(o)	All or a portion of this security is segregated in connection with obligations for delayed delivery securities, securities sold short, options written, swaps and/or futures with a total value of $309,743,417.
(p)	Represents investment of cash collateral received from securities lending.
(q)	At July 31, 2020, the Fund had $572,452,191 deposited in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.
(r)	Includes the impact of the Fund's open positions in derivatives at July 31, 2020.

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

(s)	These securities have been deemed by the investment manager to be illiquid, and are subject to restrictions on resale.
At July 31, 2020, these securities amounted to $185,784,717, which represents 5.5% of net assets of the Fund.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Acquisition Cost Percentage of Net Assets	Value as of 7/31/2020	Fair Value Percentage of Net Assets as of 7/31/2020
Avidxchange, Inc.	4/7/2020	$3,340,119	0.1%	$3,340,119	0.1%
Avidxchange, Inc. (Ser. F Preferred Shares)	4/7/2020	13,360,475	0.5%	13,360,475	0.4%
CC DNB Holdings, L.P. Pipe	7/6/2020	55,999,982	1.7%	63,106,579	1.9%
Disco Topco Holdings (Cayman) L.P. (Preferred Units)	11/13/2019, 2/18/2020 & 6/5/2020	25,766,683	0.9%	31,752,929	0.9%
Druva Technologies Pte. Ltd.	6/14/2019	3,429,998	0.1%	3,086,998	0.1%
LegalZoom.com, Inc.	8/22/2018	21,259,563	0.6%	17,007,650	0.5%
OneSpaWorld Holdings Ltd. Pipe	6/12/2020	9,800,000	0.3%	13,303,500	0.4%
OneSpaWorld Holdings Ltd. Warrants	6/12/2020	-	0.0%	1,358,935	0.0%
One Spa World LLC, Second Lien Term Loan	3/19/2019	24,585,185	0.9%	23,250,000	0.7%
Sweetgreen, Inc. (Ser. D Preferred Shares)	11/30/2018	7,520,004	0.3%	6,266,670	0.2%
Sweetgreen, Inc. (Ser. I Preferred Shares)	9/13/2019	1,009,430	0.0%	1,009,430	0.0%
Venture Global LNG, Inc.	11/21/2018	2,303,000	0.1%	1,612,100	0.1%
Whole Earth Brands, Inc. Pipe	6/25/2020	10,000,000	0.3%	6,810,000	0.2%
Whole Earth Brands, Inc. Warrants	6/25/2020	-	0.0%	519,332	0.0%
Total		$178,374,439	5.8%	$185,784,717	5.5%

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

    At July 31, 2020, open positions in futures for the Fund were as follows:

Short Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2020	360	NASDAQ 100 E-Mini Index	$(78,411,600)	$(6,691,680)
9/2020	406	Russell 2000 E-Mini Index	(29,999,340)	(533,892)
9/2020	2,571	S&P 500 E-Mini Index	(419,522,925)	(19,161,081)
9/2020	105	U.S. Treasury Long Bond	(19,139,531)	(513,518)
Total Futures			$(547,073,396)	$(26,900,171)

    At July 31, 2020, the Fund had $63,173,496 deposited in a segregated account to cover margin requirements on open futures.

Total return basket swap contracts (“total return basket swaps”)

    At July 31, 2020, the Fund had outstanding total return basket swaps(a) as follows:

Over-the-counter total return basket swaps — Short(b)

Counterparty	Reference Entity	Effective Variable Rate(c)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Maturity Date(s)	Value
GSI	GSCBNBVL	0.19%	(0.09)%	3M USD LIBOR	3M/T	2/15/2021	$393,095
GSI	GSCBNBVL	0.19%	(0.09)%	3M USD LIBOR	3M/T	2/15/2021	355,334
GSI	GSCBNBVL	0.19%	(0.09)%	3M USD LIBOR	3M/T	4/15/2021	3,101,896
JPM	JPNBGCND	(0.38)%	(0.65)%	3M USD LIBOR	3M/T	10/29/2021	(6,154,409)
JPM	JPNBLQGS	0.20%	0.03%	1M USD LIBOR	1M/T	7/19/2021	(1,061,727)
JPM	JPNBLQGS	0.20%	0.03%	1M USD LIBOR	1M/T	7/19/2021	(1,897,751)
JPM	JPNBLQGS	0.20%	0.03%	1M USD LIBOR	1M/T	7/19/2021	(1,750,479)
JPM	JPNBLQGS	0.09%	(0.08)%	1M USD LIBOR	1M/T	7/19/2021	(4,592,947)
JPM	JPNBRMV3	0.27%	(0.01)%	3M USD LIBOR	3M/T	11/6/2020	904,122
JPM	JPNBRMV3	0.27%	(0.01)%	3M USD LIBOR	3M/T	11/9/2020	4,361,100
Total							$(6,341,766)

(a)     The following tables represent required component disclosures associated with the total return basket swaps:

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBNBVL
Skyworks Solutions Inc.	(263)	$(117,885)	$8,969	2.3%
Kroger Co./The	(876)	(93,644)	7,125	1.8%
Fortune Brands Home & Security Inc.	(394)	(92,594)	7,045	1.8%
DaVita Inc.	(342)	(91,888)	6,991	1.8%
Lennar Corp.	(408)	(90,787)	6,907	1.8%
Tiffany & Co.	(228)	(87,850)	6,684	1.7%
eBay Inc.	(506)	(86,061)	6,548	1.7%
United Rentals Inc.	(177)	(84,380)	6,420	1.6%
Freeport-McMoRan Inc.	(2,094)	(83,178)	6,328	1.6%
WW Grainger Inc.	(76)	(79,848)	6,075	1.5%
Quest Diagnostics Inc.	(203)	(79,145)	6,021	1.5%
Cardinal Health Inc.	(460)	(77,318)	5,882	1.5%
State Street Corp.	(386)	(75,618)	5,753	1.5%
Whirlpool Corp.	(150)	(74,983)	5,705	1.5%
First Republic Bank/CA	(216)	(74,783)	5,690	1.4%
Albemarle Corp.	(291)	(73,701)	5,607	1.4%
Laboratory Corp. of America Holdings	(124)	(73,411)	5,585	1.4%
Ameriprise Financial Inc.	(155)	(73,146)	5,565	1.4%
Biogen Inc.	(87)	(73,085)	5,560	1.4%
Perrigo Co. PLC	(435)	(70,953)	5,398	1.4%
SVB Financial Group	(102)	(70,594)	5,371	1.4%
Kellogg Co.	(328)	(69,643)	5,299	1.3%

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

GSCBBVL (cont’d)
LKQ Corp.	(802)	$(69,546)	$5,291	1.3%
Eastman Chemical Co.	(303)	(69,520)	5,289	1.3%
Parker-Hannifin Corp.	(124)	(68,302)	5,197	1.3%
McKesson Corp.	(146)	(67,197)	5,112	1.3%
L Brands Inc.	(895)	(67,146)	5,109	1.3%
Newell Brands Inc.	(1,289)	(64,983)	4,944	1.3%
Leggett & Platt Inc.	(524)	(64,561)	4,912	1.3%
Seagate Technology PLC	(455)	(63,241)	4,811	1.2%
NRG Energy Inc.	(598)	(62,146)	4,728	1.2%
AES Corp./The	(1,311)	(61,395)	4,671	1.2%
J M Smucker Co./The	(183)	(61,384)	4,670	1.2%
Packaging Corp. of America	(202)	(59,634)	4,537	1.2%
Hanesbrands Inc.	(1,355)	(58,853)	4,478	1.1%
Aptiv PLC	(244)	(58,415)	4,444	1.1%
Iron Mountain Inc.	(668)	(57,858)	4,402	1.1%
Constellation Brands Inc.	(105)	(57,611)	4,383	1.1%
PPL Corp.	(695)	(56,872)	4,327	1.1%
CenturyLink Inc.	(1,894)	(56,186)	4,275	1.1%
Dow Inc.	(438)	(55,248)	4,203	1.1%
International Paper Co.	(512)	(54,797)	4,169	1.1%
Affiliated Managers Group Inc.	(255)	(53,945)	4,104	1.0%
Interpublic Group of Cos. Inc./The	(963)	(53,443)	4,066	1.0%
LyondellBasell Industries NV	(271)	(52,035)	3,959	1.0%
Mylan NV	(1,048)	(51,906)	3,949	1.0%
Nucor Corp.	(400)	(51,567)	3,923	1.0%
Hess Corp.	(337)	(50,964)	3,877	1.0%
Williams Cos. Inc./The	(851)	(50,048)	3,808	1.0%
Truist Financial Corp.	(433)	(49,856)	3,793	1.0%
Sealed Air Corp.	(455)	(49,856)	3,793	1.0%
Westrock Co.	(595)	(49,126)	3,738	1.0%
Other securities	(32,348)	(1,618,252)	123,120	31.4%
		$(5,160,388)	392,610
Accrued Net Interest Receivable/(Payable)			485
			$393,095

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBNBVL
Skyworks Solutions Inc.	(150)	$(67,255)	$8,111	2.3%
Kroger Co./The	(500)	(53,425)	6,443	1.8%
Fortune Brands Home & Security Inc.	(225)	(52,826)	6,371	1.8%
DaVita Inc.	(195)	(52,423)	6,322	1.8%
Lennar Corp.	(233)	(51,795)	6,246	1.8%
Tiffany & Co.	(130)	(50,119)	6,044	1.7%
eBay Inc.	(289)	(49,098)	5,921	1.7%
United Rentals Inc.	(101)	(48,139)	5,806	1.6%
Freeport-McMoRan Inc.	(1,195)	(47,454)	5,723	1.6%
WW Grainger Inc.	(43)	(45,554)	5,494	1.5%
Quest Diagnostics Inc.	(116)	(45,153)	5,445	1.5%
Cardinal Health Inc.	(263)	(44,111)	5,320	1.5%
State Street Corp.	(220)	(43,141)	5,203	1.5%
Whirlpool Corp.	(85)	(42,778)	5,159	1.5%
First Republic Bank/CA	(123)	(42,664)	5,145	1.4%
Albemarle Corp.	(166)	(42,047)	5,071	1.4%
Laboratory Corp. of America Holdings	(71)	(41,882)	5,051	1.4%
Ameriprise Financial Inc.	(88)	(41,730)	5,033	1.4%
Biogen Inc.	(49)	(41,696)	5,028	1.4%
Perrigo Co. PLC	(248)	(40,480)	4,882	1.4%
SVB Financial Group	(58)	(40,275)	4,857	1.4%
Kellogg Co.	(187)	(39,732)	4,792	1.3%
LKQ Corp.	(458)	(39,676)	4,785	1.3%
Eastman Chemical Co.	(173)	(39,662)	4,783	1.3%
Parker-Hannifin Corp.	(71)	(38,967)	4,699	1.3%
McKesson Corp.	(83)	(38,336)	4,623	1.3%
L Brands Inc.	(510)	(38,307)	4,620	1.3%
Newell Brands Inc.	(735)	(37,073)	4,471	1.3%
Leggett & Platt Inc.	(299)	(36,832)	4,442	1.3%

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

GSCBNBVL (cont’d)
Seagate Technology PLC	(260)	$(36,079)	$4,351	1.2%
NRG Energy Inc.	(341)	(35,455)	4,276	1.2%
AES Corp./The	(748)	(35,026)	4,224	1.2%
J M Smucker Co./The	(104)	(35,020)	4,223	1.2%
Packaging Corp. of America	(115)	(34,022)	4,103	1.2%
Hanesbrands Inc.	(773)	(33,576)	4,049	1.1%
Aptiv PLC	(139)	(33,326)	4,019	1.1%
Iron Mountain Inc.	(381)	(33,008)	3,981	1.1%
Constellation Brands Inc.	(60)	(32,868)	3,964	1.1%
PPL Corp.	(396)	(32,446)	3,913	1.1%
CenturyLink Inc.	(1,081)	(32,055)	3,866	1.1%
Dow Inc.	(250)	(31,520)	3,801	1.1%
International Paper Co.	(292)	(31,262)	3,770	1.1%
Affiliated Managers Group Inc.	(146)	(30,776)	3,712	1.0%
Interpublic Group of Cos. Inc./The	(549)	(30,489)	3,677	1.0%
LyondellBasell Industries NV	(154)	(29,686)	3,580	1.0%
Mylan NV	(598)	(29,613)	3,571	1.0%
Nucor Corp.	(228)	(29,420)	3,548	1.0%
Hess Corp.	(192)	(29,075)	3,506	1.0%
Williams Cos. Inc./The	(486)	(28,553)	3,443	1.0%
Truist Financial Corp.	(247)	(28,443)	3,430	1.0%
Sealed Air Corp.	(259)	(28,443)	3,430	1.0%
Westrock Co.	(339)	(28,027)	3,380	1.0%
Other securities	(18,458)	(923,227)	111,339	31.4%
		$(2,944,045)	355,046
Accrued Net Interest Receivable/(Payable)			288
			$355,334

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBNBVL
Skyworks Solutions Inc.	(1,288)	$(576,439)	$70,804	2.3%
Kroger Co./The	(4,281)	(457,905)	56,244	1.8%
Fortune Brands Home & Security Inc.	(1,925)	(452,770)	55,614	1.8%
DaVita Inc.	(1,672)	(449,318)	55,190	1.8%
Lennar Corp.	(1,996)	(443,932)	54,528	1.8%
Tiffany & Co.	(1,115)	(429,570)	52,764	1.7%
eBay Inc.	(2,476)	(420,822)	51,690	1.7%
United Rentals Inc.	(864)	(412,603)	50,680	1.6%
Freeport-McMoRan Inc.	(10,240)	(406,726)	49,958	1.6%
WW Grainger Inc.	(372)	(390,445)	47,958	1.5%
Quest Diagnostics Inc.	(991)	(387,007)	47,536	1.5%
Cardinal Health Inc.	(2,252)	(378,072)	46,439	1.5%
State Street Corp.	(1,886)	(369,759)	45,417	1.5%
Whirlpool Corp.	(731)	(366,652)	45,036	1.5%
First Republic Bank/CA	(1,058)	(365,677)	44,916	1.4%
Albemarle Corp.	(1,422)	(360,387)	44,266	1.4%
Laboratory Corp. of America Holdings	(605)	(358,969)	44,092	1.4%
Ameriprise Financial Inc.	(757)	(357,670)	43,933	1.4%
Biogen Inc.	(423)	(357,375)	43,896	1.4%
Perrigo Co. PLC	(2,129)	(346,950)	42,616	1.4%
SVB Financial Group	(501)	(345,193)	42,400	1.4%
Kellogg Co.	(1,606)	(340,542)	41,829	1.3%
LKQ Corp.	(3,924)	(340,067)	41,770	1.3%
Eastman Chemical Co.	(1,482)	(339,942)	41,755	1.3%
Parker-Hannifin Corp.	(607)	(333,985)	41,023	1.3%
McKesson Corp.	(712)	(328,580)	40,360	1.3%
L Brands Inc.	(4,375)	(328,333)	40,329	1.3%
Newell Brands Inc.	(6,302)	(317,754)	39,030	1.3%
Leggett & Platt Inc.	(2,561)	(315,691)	38,776	1.3%
Seagate Technology PLC	(2,224)	(309,237)	37,984	1.2%
NRG Energy Inc.	(2,924)	(303,884)	37,326	1.2%
AES Corp./The	(6,412)	(300,209)	36,875	1.2%
J M Smucker Co./The	(893)	(300,158)	36,868	1.2%
Packaging Corp. of America	(987)	(291,600)	35,817	1.2%
Hanesbrands Inc.	(6,625)	(287,781)	35,348	1.1%
Aptiv PLC	(1,195)	(285,638)	35,085	1.1%

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

GSCBNBVL (cont’d)
Iron Mountain Inc.	(3,265)	$(282,914)	$34,750	1.1%
Constellation Brands Inc.	(514)	(281,710)	34,602	1.1%
PPL Corp.	(3,398)	(278,094)	34,158	1.1%
CenturyLink Inc.	(9,261)	(274,740)	33,746	1.1%
Dow Inc.	(2,140)	(270,154)	33,183	1.1%
International Paper Co.	(2,505)	(267,948)	32,912	1.1%
Affiliated Managers Group Inc.	(1,247)	(263,780)	32,400	1.0%
Interpublic Group of Cos. Inc./The	(4,709)	(261,325)	32,099	1.0%
LyondellBasell Industries NV	(1,324)	(254,441)	31,253	1.0%
Mylan NV	(5,125)	(253,814)	31,176	1.0%
Nucor Corp.	(1,955)	(252,155)	30,972	1.0%
Hess Corp.	(1,647)	(249,206)	30,610	1.0%
Williams Cos. Inc./The	(4,161)	(244,726)	30,060	1.0%
Truist Financial Corp.	(2,117)	(243,787)	29,944	1.0%
Sealed Air Corp.	(2,223)	(243,785)	29,944	1.0%
Westrock Co.	(2,909)	(240,218)	29,506	1.0%
Other securities	(158,187)	(7,912,983)	971,954	31.4%
		$(25,233,422)	3,099,421
Accrued Net Interest Receivable/(Payable)			2,475
			$3,101,896

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBGCND
Amazon.com Inc.	(4,214)	$(13,111,945)	$(1,772,875)	28.8%
Home Depot Inc./The	(9,221)	(2,407,113)	(325,467)	5.3%
McDonald's Corp.	(8,046)	(1,536,947)	(207,812)	3.4%
Toyota Motor Corp.	(26,540)	(1,532,841)	(207,257)	3.4%
NIKE Inc.	(13,827)	(1,327,069)	(179,434)	2.9%
Lowe's Cos. Inc.	(8,799)	(1,288,249)	(174,185)	2.8%
LVMH Moet Hennessy Louis Vuitton SE	(3,024)	(1,285,583)	(173,825)	2.8%
Sony Corp.	(14,267)	(1,070,396)	(144,729)	2.4%
Starbucks Corp.	(13,934)	(1,048,521)	(141,771)	2.3%
Booking Holdings Inc.	(517)	(844,778)	(114,223)	1.9%
TJX Cos. Inc./The	(14,461)	(739,212)	(99,949)	1.6%
Target Corp.	(5,759)	(712,762)	(96,373)	1.6%
eBay Inc.	(11,855)	(644,348)	(87,123)	1.4%
adidas AG	(2,071)	(561,657)	(75,942)	1.2%
Dollar General Corp.	(2,926)	(547,800)	(74,068)	1.2%
Daimler AG	(12,258)	(531,515)	(71,867)	1.2%
Kering SA	(945)	(527,621)	(71,340)	1.2%
O'Reilly Automotive Inc.	(1,022)	(479,716)	(64,863)	1.1%
Honda Motor Co. Ltd.	(19,927)	(467,255)	(63,178)	1.0%
Chipotle Mexican Grill Inc.	(411)	(466,702)	(63,103)	1.0%
Ross Stores Inc.	(4,928)	(434,476)	(58,746)	1.0%
AutoZone Inc.	(356)	(423,013)	(57,196)	0.9%
Cie Financiere Richemont SA	(6,697)	(407,421)	(55,088)	0.9%
General Motors Co.	(15,846)	(387,797)	(52,434)	0.9%
Hermes International	(482)	(383,718)	(51,883)	0.8%
Yum! Brands Inc.	(4,239)	(379,494)	(51,312)	0.8%
Oriental Land Co. Ltd./Japan	(3,187)	(375,124)	(50,721)	0.8%
DR Horton Inc.	(5,697)	(370,628)	(50,113)	0.8%
Industria de Diseno Textil SA	(14,175)	(370,091)	(50,040)	0.8%
Volkswagen AG	(2,553)	(369,926)	(50,018)	0.8%
Fast Retailing Co. Ltd.	(705)	(367,241)	(49,655)	0.8%
Compass Group PLC	(26,143)	(353,713)	(47,826)	0.8%
Aptiv PLC	(4,462)	(341,139)	(46,126)	0.8%
Lennar Corp.	(4,778)	(339,889)	(45,957)	0.7%
Best Buy Co. Inc.	(3,426)	(335,496)	(45,363)	0.7%
Michelin	(3,118)	(319,377)	(43,183)	0.7%
Bayerische Motoren Werke AG	(5,013)	(317,932)	(42,988)	0.7%
Ford Motor Co.	(48,204)	(313,293)	(42,361)	0.7%
Hilton Worldwide Holdings Inc.	(3,880)	(286,333)	(38,715)	0.6%
Panasonic Corp.	(34,194)	(285,893)	(38,656)	0.6%
Marriott International Inc./MD	(3,344)	(275,584)	(37,262)	0.6%
CarMax Inc.	(2,825)	(269,383)	(36,423)	0.6%
Sekisui House Ltd.	(15,070)	(268,526)	(36,308)	0.6%
Bandai Namco Holdings Inc.	(4,913)	(265,657)	(35,920)	0.6%

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

JPNBGCND (cont’d)
Dollar Tree Inc.	(2,824)	$(259,188)	$(35,045)	0.6%
VF Corp.	(4,286)	(254,376)	(34,394)	0.6%
Persimmon PLC	(8,171)	(252,770)	(34,177)	0.6%
Magna International Inc.	(5,448)	(247,195)	(33,423)	0.5%
Tiffany & Co.	(1,995)	(245,862)	(33,243)	0.5%
Denso Corp.	(6,780)	(243,638)	(32,942)	0.5%
Other securities	(284,637)	(4,589,467)	(620,544)	10.2%
		$(45,465,670)	(6,147,446)
Accrued Net Interest Receivable/(Payable)			(6,963)
			$(6,154,409)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQGS
NVIDIA Corp.	(1,286)	$(609,091)	$(21,981)	2.1%
ABIOMED Inc.	(1,765)	(590,324)	(21,304)	2.0%
Centene Corp.	(8,110)	(590,194)	(21,299)	2.0%
Regeneron Pharmaceuticals Inc.	(830)	(585,398)	(21,126)	2.0%
Advanced Micro Devices Inc.	(6,433)	(555,560)	(20,049)	1.9%
Netflix Inc.	(946)	(515,560)	(18,606)	1.7%
MarketAxess Holdings Inc.	(865)	(498,671)	(17,996)	1.7%
IDEXX Laboratories Inc.	(1,104)	(489,916)	(17,680)	1.7%
MSCI Inc.	(1,155)	(484,195)	(17,474)	1.6%
Synopsys Inc.	(2,139)	(475,258)	(17,151)	1.6%
Chipotle Mexican Grill Inc.	(368)	(474,015)	(17,106)	1.6%
Old Dominion Freight Line Inc.	(2,298)	(468,575)	(16,910)	1.6%
Take-Two Interactive Software Inc.	(2,508)	(458,880)	(16,560)	1.6%
Electronic Arts Inc.	(2,878)	(454,543)	(16,404)	1.5%
Fastenal Co.	(8,581)	(450,227)	(16,248)	1.5%
IPG Photonics Corp.	(2,208)	(440,797)	(15,908)	1.5%
Lam Research Corp.	(1,046)	(440,215)	(15,886)	1.5%
Autodesk Inc.	(1,663)	(438,593)	(15,828)	1.5%
Incyte Corp.	(3,971)	(437,449)	(15,787)	1.5%
Dollar General Corp.	(2,023)	(429,593)	(15,503)	1.5%
DR Horton Inc.	(5,781)	(426,611)	(15,396)	1.4%
Arista Networks Inc.	(1,460)	(423,096)	(15,269)	1.4%
Illumina Inc.	(982)	(418,668)	(15,109)	1.4%
McCormick & Co. Inc./MD	(1,915)	(416,385)	(15,027)	1.4%
Fortinet Inc.	(2,688)	(414,702)	(14,966)	1.4%
Vertex Pharmaceuticals Inc.	(1,360)	(412,446)	(14,884)	1.4%
Lennar Corp.	(5,067)	(408,865)	(14,755)	1.4%
CH Robinson Worldwide Inc.	(3,807)	(397,947)	(14,361)	1.3%
KLA Corp.	(1,770)	(394,446)	(14,235)	1.3%
AmerisourceBergen Corp.	(3,501)	(391,185)	(14,117)	1.3%
O'Reilly Automotive Inc.	(726)	(386,497)	(13,948)	1.3%
JB Hunt Transport Services Inc.	(2,673)	(385,844)	(13,924)	1.3%
Twitter Inc.	(9,364)	(380,182)	(13,720)	1.3%
FedEx Corp.	(2,007)	(376,931)	(13,603)	1.3%
PulteGroup Inc.	(7,685)	(373,729)	(13,487)	1.3%
T Rowe Price Group Inc.	(2,425)	(373,545)	(13,481)	1.3%
Expeditors International of Washington Inc.	(3,936)	(371,017)	(13,389)	1.3%
Broadridge Financial Solutions Inc.	(2,475)	(370,876)	(13,384)	1.3%
Broadcom Inc.	(1,043)	(368,381)	(13,294)	1.2%
Align Technology Inc.	(1,123)	(368,112)	(13,284)	1.2%
Applied Materials Inc.	(5,065)	(363,427)	(13,115)	1.2%
NVR Inc.	(83)	(362,601)	(13,086)	1.2%
Freeport-McMoRan Inc.	(24,916)	(359,045)	(12,957)	1.2%
Cardinal Health Inc.	(5,883)	(358,412)	(12,934)	1.2%
IQVIA Holdings Inc.	(1,989)	(351,376)	(12,680)	1.2%
Texas Instruments Inc.	(2,460)	(349,939)	(12,629)	1.2%
Quanta Services Inc.	(7,822)	(348,724)	(12,585)	1.2%
Keysight Technologies Inc.	(3,097)	(345,078)	(12,453)	1.2%
Analog Devices Inc.	(2,688)	(344,270)	(12,424)	1.2%
Mastercard Inc.	(1,000)	(343,977)	(12,413)	1.2%
Copart Inc.	(3,294)	(342,553)	(12,362)	1.2%
International Flavors & Fragrances Inc.	(2,405)	(337,840)	(12,192)	1.1%
First Republic Bank/CA	(2,689)	(337,336)	(12,174)	1.1%
Microchip Technology Inc.	(2,942)	(333,833)	(12,047)	1.1%

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

JPNBLQGS (cont’d)
Leidos Holdings Inc.	(3,130)	$(332,209)	$(11,989)	1.1%
Global Payments Inc.	(1,634)	(324,424)	(11,708)	1.1%
Estee Lauder Cos. Inc./The	(1,469)	(323,674)	(11,681)	1.1%
Bristol-Myers Squibb Co.	(4,794)	(313,679)	(11,320)	1.1%
Micron Technology Inc.	(5,551)	(309,893)	(11,183)	1.1%
FleetCor Technologies Inc.	(1,036)	(298,849)	(10,785)	1.0%
Fiserv Inc.	(2,663)	(296,439)	(10,698)	1.0%
Starbucks Corp.	(3,458)	(295,191)	(10,653)	1.0%
Cigna Corp.	(1,518)	(292,333)	(10,550)	1.0%
LKQ Corp.	(9,215)	(289,729)	(10,456)	1.0%
Booking Holdings Inc.	(156)	(288,865)	(10,425)	1.0%
Robert Half International Inc.	(5,044)	(286,163)	(10,327)	1.0%
Nucor Corp.	(6,001)	(280,794)	(10,133)	1.0%
Other securities	(57,033)	(2,939,465)	(106,078)	9.9%
		$(29,496,637)	$(1,064,476)
Accrued Net Interest Receivable/(Payable)			2,749
			$(1,061,727)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQGS
NVIDIA Corp.	(1,259)	$(596,177)	$(39,241)	2.1%
ABIOMED Inc.	(1,727)	(577,809)	(38,032)	2.0%
Centene Corp.	(7,938)	(577,681)	(38,024)	2.0%
Regeneron Pharmaceuticals Inc.	(813)	(572,987)	(37,715)	2.0%
Advanced Micro Devices Inc.	(6,297)	(543,781)	(35,793)	1.9%
Netflix Inc.	(925)	(504,629)	(33,216)	1.7%
MarketAxess Holdings Inc.	(847)	(488,099)	(32,128)	1.7%
IDEXX Laboratories Inc.	(1,081)	(479,529)	(31,563)	1.7%
MSCI Inc.	(1,130)	(473,929)	(31,195)	1.6%
Synopsys Inc.	(2,094)	(465,182)	(30,619)	1.6%
Chipotle Mexican Grill Inc.	(360)	(463,966)	(30,539)	1.6%
Old Dominion Freight Line Inc.	(2,249)	(458,640)	(30,189)	1.6%
Take-Two Interactive Software Inc.	(2,455)	(449,151)	(29,564)	1.6%
Electronic Arts Inc.	(2,817)	(444,906)	(29,285)	1.5%
Fastenal Co.	(8,399)	(440,681)	(29,006)	1.5%
IPG Photonics Corp.	(2,161)	(431,452)	(28,399)	1.5%
Lam Research Corp.	(1,024)	(430,881)	(28,361)	1.5%
Autodesk Inc.	(1,628)	(429,294)	(28,257)	1.5%
Incyte Corp.	(3,887)	(428,175)	(28,183)	1.5%
Dollar General Corp.	(1,980)	(420,485)	(27,677)	1.5%
DR Horton Inc.	(5,659)	(417,566)	(27,485)	1.4%
Arista Networks Inc.	(1,429)	(414,126)	(27,259)	1.4%
Illumina Inc.	(961)	(409,792)	(26,973)	1.4%
McCormick & Co. Inc./MD	(1,875)	(407,557)	(26,826)	1.4%
Fortinet Inc.	(2,631)	(405,910)	(26,718)	1.4%
Vertex Pharmaceuticals Inc.	(1,331)	(403,702)	(26,572)	1.4%
Lennar Corp.	(4,959)	(400,196)	(26,342)	1.4%
CH Robinson Worldwide Inc.	(3,726)	(389,510)	(25,638)	1.3%
KLA Corp.	(1,732)	(386,083)	(25,413)	1.3%
AmerisourceBergen Corp.	(3,426)	(382,892)	(25,203)	1.3%
O'Reilly Automotive Inc.	(710)	(378,303)	(24,901)	1.3%
JB Hunt Transport Services Inc.	(2,617)	(377,664)	(24,859)	1.3%
Twitter Inc.	(9,166)	(372,122)	(24,494)	1.3%
FedEx Corp.	(1,964)	(368,940)	(24,284)	1.3%
PulteGroup Inc.	(7,522)	(365,805)	(24,078)	1.3%
T Rowe Price Group Inc.	(2,374)	(365,626)	(24,066)	1.3%
Expeditors International of Washington Inc.	(3,853)	(363,151)	(23,903)	1.3%
Broadridge Financial Solutions Inc.	(2,423)	(363,013)	(23,894)	1.3%
Broadcom Inc.	(1,021)	(360,571)	(23,733)	1.2%
Align Technology Inc.	(1,099)	(360,308)	(23,716)	1.2%
Applied Materials Inc.	(4,958)	(355,722)	(23,414)	1.2%
NVR Inc.	(81)	(354,914)	(23,361)	1.2%
Freeport-McMoRan Inc.	(24,388)	(351,433)	(23,132)	1.2%
Cardinal Health Inc.	(5,759)	(350,813)	(23,091)	1.2%
IQVIA Holdings Inc.	(1,947)	(343,926)	(22,638)	1.2%
Texas Instruments Inc.	(2,408)	(342,520)	(22,545)	1.2%
Quanta Services Inc.	(7,656)	(341,331)	(22,467)	1.2%

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

JPNBLQGS (cont’d)
Keysight Technologies Inc.	(3,032)	$(337,761)	$(22,232)	1.2%
Analog Devices Inc.	(2,631)	(336,971)	(22,180)	1.2%
Mastercard Inc.	(978)	(336,685)	(22,161)	1.2%
Copart Inc.	(3,224)	(335,290)	(22,069)	1.2%
International Flavors & Fragrances Inc.	(2,354)	(330,678)	(21,766)	1.1%
First Republic Bank/CA	(2,632)	(330,184)	(21,733)	1.1%
Microchip Technology Inc.	(2,880)	(326,756)	(21,508)	1.1%
Leidos Holdings Inc.	(3,064)	(325,165)	(21,403)	1.1%
Global Payments Inc.	(1,599)	(317,546)	(20,901)	1.1%
Estee Lauder Cos. Inc./The	(1,438)	(316,811)	(20,853)	1.1%
Bristol-Myers Squibb Co.	(4,693)	(307,028)	(20,209)	1.1%
Micron Technology Inc.	(5,433)	(303,323)	(19,965)	1.1%
FleetCor Technologies Inc.	(1,014)	(292,513)	(19,254)	1.0%
Fiserv Inc.	(2,607)	(290,155)	(19,098)	1.0%
Starbucks Corp.	(3,385)	(288,933)	(19,018)	1.0%
Cigna Corp.	(1,486)	(286,135)	(18,834)	1.0%
LKQ Corp.	(9,019)	(283,587)	(18,666)	1.0%
Booking Holdings Inc.	(153)	(282,741)	(18,611)	1.0%
Robert Half International Inc.	(4,937)	(280,096)	(18,436)	1.0%
Nucor Corp.	(5,874)	(274,840)	(18,090)	1.0%
Other securities	(55,821)	(2,877,139)	(189,381)	9.9%
		$(28,871,267)	$(1,900,359)
Accrued Net Interest Receivable/(Payable)			2,608
			$(1,897,751)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQGS
NVIDIA Corp.	(1,872)	$(886,732)	$(36,229)	2.1%
ABIOMED Inc.	(2,569)	(859,412)	(35,113)	2.0%
Centene Corp.	(11,806)	(859,223)	(35,105)	2.0%
Regeneron Pharmaceuticals Inc.	(1,209)	(852,241)	(34,820)	2.0%
Advanced Micro Devices Inc.	(9,365)	(808,801)	(33,045)	1.9%
Netflix Inc.	(1,376)	(750,568)	(30,666)	1.7%
MarketAxess Holdings Inc.	(1,260)	(725,981)	(29,661)	1.7%
IDEXX Laboratories Inc.	(1,608)	(713,234)	(29,140)	1.7%
MSCI Inc.	(1,681)	(704,905)	(28,800)	1.6%
Synopsys Inc.	(3,114)	(691,895)	(28,268)	1.6%
Chipotle Mexican Grill Inc.	(536)	(690,086)	(28,194)	1.6%
Old Dominion Freight Line Inc.	(3,345)	(682,165)	(27,871)	1.6%
Take-Two Interactive Software Inc.	(3,652)	(668,052)	(27,294)	1.6%
Electronic Arts Inc.	(4,189)	(661,737)	(27,036)	1.5%
Fastenal Co.	(12,493)	(655,454)	(26,780)	1.5%
IPG Photonics Corp.	(3,214)	(641,726)	(26,219)	1.5%
Lam Research Corp.	(1,523)	(640,878)	(26,184)	1.5%
Autodesk Inc.	(2,421)	(638,516)	(26,088)	1.5%
Incyte Corp.	(5,782)	(636,852)	(26,019)	1.5%
Dollar General Corp.	(2,945)	(625,415)	(25,552)	1.5%
DR Horton Inc.	(8,417)	(621,073)	(25,375)	1.4%
Arista Networks Inc.	(2,126)	(615,956)	(25,166)	1.4%
Illumina Inc.	(1,430)	(609,510)	(24,902)	1.4%
McCormick & Co. Inc./MD	(2,789)	(606,186)	(24,767)	1.4%
Fortinet Inc.	(3,914)	(603,736)	(24,666)	1.4%
Vertex Pharmaceuticals Inc.	(1,979)	(600,452)	(24,532)	1.4%
Lennar Corp.	(7,376)	(595,238)	(24,319)	1.4%
CH Robinson Worldwide Inc.	(5,542)	(579,344)	(23,670)	1.3%
KLA Corp.	(2,576)	(574,246)	(23,462)	1.3%
AmerisourceBergen Corp.	(5,096)	(569,499)	(23,268)	1.3%
O'Reilly Automotive Inc.	(1,057)	(562,674)	(22,989)	1.3%
JB Hunt Transport Services Inc.	(3,892)	(561,723)	(22,950)	1.3%
Twitter Inc.	(13,633)	(553,481)	(22,613)	1.3%
FedEx Corp.	(2,922)	(548,748)	(22,420)	1.3%
PulteGroup Inc.	(11,188)	(544,086)	(22,229)	1.3%
T Rowe Price Group Inc.	(3,531)	(543,819)	(22,218)	1.3%
Expeditors International of Washington Inc.	(5,730)	(540,137)	(22,068)	1.3%
Broadridge Financial Solutions Inc.	(3,603)	(539,932)	(22,060)	1.3%
Broadcom Inc.	(1,518)	(536,300)	(21,911)	1.2%
Align Technology Inc.	(1,635)	(535,909)	(21,895)	1.2%

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

JPNBLQGS (cont’d)
Applied Materials Inc.	(7,374)	$(529,088)	$(21,617)	1.2%
NVR Inc.	(120)	(527,886)	(21,568)	1.2%
Freeport-McMoRan Inc.	(36,273)	(522,708)	(21,356)	1.2%
Cardinal Health Inc.	(8,565)	(521,787)	(21,318)	1.2%
IQVIA Holdings Inc.	(2,896)	(511,544)	(20,900)	1.2%
Texas Instruments Inc.	(3,581)	(509,452)	(20,814)	1.2%
Quanta Services Inc.	(11,388)	(507,683)	(20,742)	1.2%
Keysight Technologies Inc.	(4,509)	(502,374)	(20,525)	1.2%
Analog Devices Inc.	(3,913)	(501,199)	(20,477)	1.2%
Mastercard Inc.	(1,455)	(500,773)	(20,460)	1.2%
Copart Inc.	(4,795)	(498,699)	(20,375)	1.2%
International Flavors & Fragrances Inc.	(3,501)	(491,838)	(20,095)	1.1%
First Republic Bank/CA	(3,915)	(491,103)	(20,065)	1.1%
Microchip Technology Inc.	(4,283)	(486,005)	(19,856)	1.1%
Leidos Holdings Inc.	(4,557)	(483,639)	(19,760)	1.1%
Global Payments Inc.	(2,379)	(472,306)	(19,297)	1.1%
Estee Lauder Cos. Inc./The	(2,139)	(471,214)	(19,252)	1.1%
Bristol-Myers Squibb Co.	(6,980)	(456,663)	(18,658)	1.1%
Micron Technology Inc.	(8,081)	(451,151)	(18,432)	1.1%
FleetCor Technologies Inc.	(1,509)	(435,073)	(17,776)	1.0%
Fiserv Inc.	(3,877)	(431,566)	(17,632)	1.0%
Starbucks Corp.	(5,035)	(429,749)	(17,558)	1.0%
Cigna Corp.	(2,210)	(425,587)	(17,388)	1.0%
LKQ Corp.	(13,415)	(421,797)	(17,233)	1.0%
Booking Holdings Inc.	(227)	(420,539)	(17,182)	1.0%
Robert Half International Inc.	(7,343)	(416,605)	(17,021)	1.0%
Nucor Corp.	(8,737)	(408,788)	(16,702)	1.0%
Other securities	(83,029)	(4,279,363)	(174,838)	9.9%
		$(42,942,101)	$(1,754,461)
Accrued Net Interest Receivable/(Payable)			3,982
			$(1,750,479)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQGS
NVIDIA Corp.	(789)	$(373,418)	$(94,854)	2.1%
ABIOMED Inc.	(1,082)	(361,913)	(91,932)	2.0%
Centene Corp.	(4,972)	(361,833)	(91,912)	2.0%
Regeneron Pharmaceuticals Inc.	(509)	(358,893)	(91,165)	2.0%
Advanced Micro Devices Inc.	(3,944)	(340,600)	(86,518)	1.9%
Netflix Inc.	(580)	(316,076)	(80,289)	1.7%
MarketAxess Holdings Inc.	(530)	(305,723)	(77,659)	1.7%
IDEXX Laboratories Inc.	(677)	(300,355)	(76,295)	1.7%
MSCI Inc.	(708)	(296,847)	(75,404)	1.6%
Synopsys Inc.	(1,311)	(291,368)	(74,013)	1.6%
Chipotle Mexican Grill Inc.	(226)	(290,607)	(73,819)	1.6%
Old Dominion Freight Line Inc.	(1,409)	(287,271)	(72,972)	1.6%
Take-Two Interactive Software Inc.	(1,538)	(281,328)	(71,462)	1.6%
Electronic Arts Inc.	(1,764)	(278,669)	(70,787)	1.5%
Fastenal Co.	(5,261)	(276,023)	(70,114)	1.5%
IPG Photonics Corp.	(1,354)	(270,241)	(68,646)	1.5%
Lam Research Corp.	(642)	(269,884)	(68,555)	1.5%
Autodesk Inc.	(1,020)	(268,890)	(68,303)	1.5%
Incyte Corp.	(2,435)	(268,189)	(68,125)	1.5%
Dollar General Corp.	(1,240)	(263,373)	(66,901)	1.5%
DR Horton Inc.	(3,544)	(261,544)	(66,437)	1.4%
Arista Networks Inc.	(895)	(259,389)	(65,889)	1.4%
Illumina Inc.	(602)	(256,675)	(65,200)	1.4%
McCormick & Co. Inc./MD	(1,174)	(255,275)	(64,844)	1.4%
Fortinet Inc.	(1,648)	(254,243)	(64,582)	1.4%
Vertex Pharmaceuticals Inc.	(833)	(252,860)	(64,231)	1.4%
Lennar Corp.	(3,106)	(250,664)	(63,673)	1.4%
CH Robinson Worldwide Inc.	(2,334)	(243,971)	(61,973)	1.3%
KLA Corp.	(1,085)	(241,825)	(61,428)	1.3%
AmerisourceBergen Corp.	(2,146)	(239,826)	(60,920)	1.3%
O'Reilly Automotive Inc.	(445)	(236,951)	(60,190)	1.3%
JB Hunt Transport Services Inc.	(1,639)	(236,551)	(60,088)	1.3%
Twitter Inc.	(5,741)	(233,080)	(59,206)	1.3%

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

JPNBLQGS (cont’d)
FedEx Corp.	(1,230)	$(231,087)	$(58,700)	1.3%
PulteGroup Inc.	(4,712)	(229,124)	(58,201)	1.3%
T Rowe Price Group Inc.	(1,487)	(229,011)	(58,173)	1.3%
Expeditors International of Washington Inc.	(2,413)	(227,461)	(57,779)	1.3%
Broadridge Financial Solutions Inc.	(1,517)	(227,374)	(57,757)	1.3%
Broadcom Inc.	(639)	(225,845)	(57,368)	1.2%
Align Technology Inc.	(689)	(225,680)	(57,327)	1.2%
Applied Materials Inc.	(3,105)	(222,808)	(56,597)	1.2%
NVR Inc.	(51)	(222,301)	(56,468)	1.2%
Freeport-McMoRan Inc.	(15,275)	(220,121)	(55,915)	1.2%
Cardinal Health Inc.	(3,607)	(219,733)	(55,816)	1.2%
IQVIA Holdings Inc.	(1,219)	(215,420)	(54,720)	1.2%
Texas Instruments Inc.	(1,508)	(214,539)	(54,496)	1.2%
Quanta Services Inc.	(4,796)	(213,794)	(54,307)	1.2%
Keysight Technologies Inc.	(1,899)	(211,558)	(53,739)	1.2%
Analog Devices Inc.	(1,648)	(211,063)	(53,614)	1.2%
Mastercard Inc.	(613)	(210,884)	(53,568)	1.2%
Copart Inc.	(2,019)	(210,010)	(53,346)	1.2%
International Flavors & Fragrances Inc.	(1,474)	(207,121)	(52,612)	1.1%
First Republic Bank/CA	(1,648)	(206,812)	(52,534)	1.1%
Microchip Technology Inc.	(1,804)	(204,665)	(51,988)	1.1%
Leidos Holdings Inc.	(1,919)	(203,668)	(51,735)	1.1%
Global Payments Inc.	(1,002)	(198,896)	(50,523)	1.1%
Estee Lauder Cos. Inc./The	(901)	(198,436)	(50,406)	1.1%
Bristol-Myers Squibb Co.	(2,939)	(192,308)	(48,850)	1.1%
Micron Technology Inc.	(3,403)	(189,987)	(48,260)	1.1%
FleetCor Technologies Inc.	(635)	(183,216)	(46,540)	1.0%
Fiserv Inc.	(1,633)	(181,739)	(46,165)	1.0%
Starbucks Corp.	(2,120)	(180,974)	(45,971)	1.0%
Cigna Corp.	(930)	(179,222)	(45,525)	1.0%
LKQ Corp.	(5,649)	(177,626)	(45,120)	1.0%
Booking Holdings Inc.	(96)	(177,096)	(44,985)	1.0%
Robert Half International Inc.	(3,092)	(175,439)	(44,565)	1.0%
Nucor Corp.	(3,679)	(172,147)	(43,728)	1.0%
Other securities	(34,966)	(1,802,107)	(457,767)	9.9%
		$(18,083,627)	(4,593,551)
Accrued Net Interest Receivable/(Payable)			604
			$(4,592,947)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBRMV3
Newmont Corp.	(773)	$(128,739)	$18,156	2.0%
Fidelity National Information Services Inc.	(293)	(103,127)	14,544	1.6%
Roper Technologies Inc.	(81)	(84,354)	11,896	1.3%
Analog Devices Inc.	(305)	(84,173)	11,871	1.3%
Agilent Technologies Inc.	(320)	(74,122)	10,453	1.2%
PACCAR Inc.	(330)	(67,644)	9,540	1.1%
IQVIA Holdings Inc.	(173)	(66,114)	9,324	1.0%
Zimmer Biomet Holdings Inc.	(201)	(65,176)	9,192	1.0%
Willis Towers Watson PLC	(129)	(65,060)	9,175	1.0%
Kroger Co./The	(767)	(64,232)	9,058	1.0%
Synopsys Inc.	(132)	(63,324)	8,930	1.0%
Corning Inc.	(772)	(57,563)	8,118	0.9%
Ball Corp.	(323)	(57,289)	8,079	0.9%
Archer-Daniels-Midland Co.	(546)	(56,245)	7,932	0.9%
Stanley Black & Decker Inc.	(149)	(55,103)	7,771	0.9%
Williams Cos. Inc./The	(1,150)	(52,937)	7,466	0.8%
McCormick & Co. Inc./MD	(112)	(52,629)	7,422	0.8%
Motorola Solutions Inc.	(140)	(47,064)	6,637	0.7%
Arthur J Gallagher & Co.	(178)	(45,957)	6,481	0.7%
Parker-Hannifin Corp.	(105)	(45,074)	6,357	0.7%
Freeport-McMoRan Inc.	(1,437)	(44,685)	6,302	0.7%
Keysight Technologies Inc.	(185)	(44,422)	6,265	0.7%
Hologic Inc.	(264)	(44,331)	6,252	0.7%
Dollar Tree Inc.	(194)	(43,689)	6,161	0.7%
First Republic Bank/CA	(161)	(43,496)	6,134	0.7%
Laboratory Corp of America Holdings	(94)	(43,428)	6,124	0.7%

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

JPNBRMV3 (cont’d)
Cummins Inc.	(93)	$(43,359)	$6,115	0.7%
Tyson Foods Inc.	(283)	(41,786)	5,893	0.7%
Ameriprise Financial Inc.	(113)	(41,756)	5,889	0.7%
Republic Services Inc.	(199)	(41,688)	5,879	0.7%
Kansas City Southern	(99)	(40,953)	5,775	0.6%
Best Buy Co. Inc.	(170)	(40,853)	5,761	0.6%
AMETEK Inc.	(181)	(40,620)	5,728	0.6%
Quest Diagnostics Inc.	(133)	(40,591)	5,724	0.6%
Yum China Holdings Inc.	(325)	(40,020)	5,644	0.6%
Cardinal Health Inc.	(292)	(38,381)	5,413	0.6%
Qorvo Inc.	(120)	(36,998)	5,218	0.6%
Fifth Third Bancorp	(762)	(36,409)	5,135	0.6%
Nasdaq Inc.	(114)	(36,055)	5,085	0.6%
West Pharmaceutical Services Inc.	(55)	(35,648)	5,027	0.6%
Hartford Financial Services Group Inc./The	(348)	(35,459)	5,001	0.6%
Marvell Technology Group Ltd.	(400)	(35,130)	4,954	0.5%
Dover Corp.	(141)	(34,976)	4,933	0.5%
M&T Bank Corp.	(136)	(34,615)	4,882	0.5%
Liberty Broadband Corp.	(100)	(33,190)	4,681	0.5%
NortonLifeLock Inc.	(639)	(32,976)	4,650	0.5%
Hormel Foods Corp.	(267)	(32,717)	4,614	0.5%
Teleflex Inc.	(36)	(32,538)	4,589	0.5%
STERIS PLC	(83)	(31,890)	4,497	0.5%
Leidos Holdings Inc.	(138)	(31,567)	4,452	0.5%
Other securities	(53,959)	(3,914,393)	552,028	61.1%
		$(6,404,545)	903,207
Accrued Net Interest Receivable/(Payable)			915
			$904,122

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBRMV3
Newmont Corp.	(7,427)	$(1,236,878)	$87,485	2.0%
Fidelity National Information Services Inc.	(2,814)	(990,803)	70,080	1.6%
Roper Technologies Inc.	(779)	(810,446)	57,323	1.3%
Analog Devices Inc.	(2,926)	(808,708)	57,200	1.3%
Agilent Technologies Inc.	(3,072)	(712,141)	50,370	1.2%
PACCAR Inc.	(3,174)	(649,902)	45,968	1.1%
IQVIA Holdings Inc.	(1,666)	(635,197)	44,928	1.0%
Zimmer Biomet Holdings Inc.	(1,929)	(626,189)	44,291	1.0%
Willis Towers Watson PLC	(1,237)	(625,073)	44,212	1.0%
Kroger Co./The	(7,371)	(617,120)	43,649	1.0%
Synopsys Inc.	(1,269)	(608,391)	43,032	1.0%
Corning Inc.	(7,413)	(553,046)	39,117	0.9%
Ball Corp.	(3,106)	(550,413)	38,931	0.9%
Archer-Daniels-Midland Co.	(5,243)	(540,383)	38,222	0.9%
Stanley Black & Decker Inc.	(1,435)	(529,410)	37,445	0.9%
Williams Cos. Inc./The	(11,048)	(508,601)	35,974	0.8%
McCormick & Co. Inc./MD	(1,078)	(505,639)	35,764	0.8%
Motorola Solutions Inc.	(1,344)	(452,174)	31,983	0.7%
Arthur J Gallagher & Co.	(1,707)	(441,538)	31,230	0.7%
Parker-Hannifin Corp.	(1,006)	(433,059)	30,631	0.7%
Freeport-McMoRan Inc.	(13,808)	(429,316)	30,366	0.7%
Keysight Technologies Inc.	(1,775)	(426,790)	30,187	0.7%
Hologic Inc.	(2,536)	(425,912)	30,125	0.7%
Dollar Tree Inc.	(1,868)	(419,744)	29,689	0.7%
First Republic Bank/CA	(1,544)	(417,898)	29,558	0.7%
Laboratory Corp of America Holdings	(899)	(417,241)	29,512	0.7%
Cummins Inc.	(896)	(416,575)	29,465	0.7%
Tyson Foods Inc.	(2,715)	(401,469)	28,396	0.7%
Ameriprise Financial Inc.	(1,085)	(401,173)	28,375	0.7%
Republic Services Inc.	(1,908)	(400,527)	28,330	0.7%
Kansas City Southern	(951)	(393,458)	27,830	0.6%
Best Buy Co. Inc.	(1,638)	(392,504)	27,762	0.6%
AMETEK Inc.	(1,739)	(390,258)	27,603	0.6%
Quest Diagnostics Inc.	(1,275)	(389,979)	27,583	0.6%
Yum China Holdings Inc.	(3,118)	(384,501)	27,196	0.6%
Cardinal Health Inc.	(2,805)	(368,753)	26,082	0.6%
JPNBRMV3 (cont’d)
Qorvo Inc.	(1,153)	$(355,465)	$25,142	0.6%
Fifth Third Bancorp	(7,319)	(349,804)	24,742	0.6%
Nasdaq Inc.	(1,096)	(346,404)	24,501	0.6%
West Pharmaceutical Services Inc.	(529)	(342,497)	24,225	0.6%
Hartford Financial Services Group Inc./The	(3,345)	(340,674)	24,096	0.6%
Marvell Technology Group Ltd.	(3,846)	(337,519)	23,873	0.5%
Dover Corp.	(1,357)	(336,039)	23,768	0.5%
M&T Bank Corp.	(1,304)	(332,568)	23,523	0.5%
Liberty Broadband Corp.	(965)	(318,876)	22,554	0.5%
NortonLifeLock Inc.	(6,137)	(316,818)	22,409	0.5%
Hormel Foods Corp.	(2,568)	(314,336)	22,233	0.5%
Teleflex Inc.	(348)	(312,612)	22,111	0.5%
STERIS PLC	(798)	(306,391)	21,671	0.5%
Leidos Holdings Inc.	(1,324)	(303,288)	21,452	0.5%
Other securities	(518,430)	(37,608,026)	2,660,039	61.1%
		$(61,532,526)	4,352,233
Accrued Net Interest Receivable/(Payable)			8,867
			$4,361,100
Total Return Basket Swaps, at Value			$(6,341,766)

See Notes to Schedule of Investments

(b)	The Fund receives a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and pays the total return on the reference entity. The cash flows may be denominated in various foreign currencies based on the local currencies of the positions within the swaps.

(c)	Effective rate at July 31, 2020.

Total return swap contracts ("total return swaps")

At July 31, 2020, the Fund had outstanding over-the-counter total return swaps as follows:

Over-the-counter total return swaps — Short (a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
JPM	MSCI Daily Total Return World Gross Industrial USD Index	USD	(7,778,957)	11/16/2020	0.36%	0.08%	3M USD LIBOR	3M/T	$23,879	$7,986	$31,865
JPM	Ryanair Holdings PLC	EUR	(3,101,925)	4/15/2021	(0.80)%	(0.30)%	1M EURIBOR	1M/T	(411,788)	(1,382)	(413,170)
CITI	SPDR S&P Retail ETF	USD	(17,038,800)	7/23/2021	(1.22)%	(1.40)%	1M USD LIBOR	1M/T	(244,800)	(2,865)	(247,665)
CITI	Trupanion, Inc.	USD	(10,366,850)	3/10/2021	(0.83)%	(1.00)%	1M USD LIBOR	1M/T	(4,241,721)	(6,596)	(4,248,317)
CITI	Trupanion, Inc.	USD	(2,003,634)	3/10/2021	(0.83)%	(1.00)%	1M USD LIBOR	1M/T	(894,138)	(1,218)	(895,356)
CITI	Trupanion, Inc.	USD	(777,694)	4/15/2021	(0.83)%	(1.00)%	1M USD LIBOR	1M/T	(311,396)	(622)	(312,018)
Total									$(6,079,964)	$(4,697)	$(6,084,661)

(a)	The Fund receives a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and pays the total return on the reference entity.

(b)	Effective rate at July 31, 2020.

At July 31, 2020, the Fund had cash collateral of $7,870,000 and $35,400,000 deposited in segregated accounts for Citibank N.A. and JPMorgan Chase Bank N.A., respectively and received cash collateral of $150,000 from Goldman Sachs International to cover collateral requirements on over-the-counter derivatives.

Purchased option contracts ("options purchased")

At July 31, 2020, the Fund had outstanding options purchased as follows:

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Banks
Citigroup, Inc.	2,300	$11,502,300	$55	6/18/2021	$1,127,000

Communications Equipment
Motorola Solutions, Inc.	560	7,828,800	145	8/21/2020	165,200

Hotels, Restaurants & Leisure
Dine Brands Global, Inc.	1,300	5,905,900	50	9/18/2020	422,500
Dunkin' Brands Group, Inc.	1,730	11,890,290	75	9/18/2020	173,000
					595,500
IT Services
WEX, Inc.	474	7,506,738	190	12/18/2020	366,165

Leisure Products
Peloton Interactive, Inc.	1,300	8,868,600	35	10/16/2020	4,371,250

Multi-Utilities
CenterPoint Energy, Inc.	17,330	32,944,330	20	12/18/2020	2,166,250

Textiles, Apparel & Luxury Goods
PVH Corp.	1,750	8,515,500	70	9/18/2020	65,625
Total calls					$8,856,990

Puts

Index
Russell 2000 Index	230	34,049,821	1,050	10/16/2020	$164,450
S&P 500 Index	92	30,094,304	2,500	10/16/2020	145,360
					309,810
Trading Companies & Distributors
HD Supply Holdings, Inc.	2,957	10,379,070	27.5	9/18/2020	96,103
Total puts					$405,913

Total options purchased (cost $12,270,338)					$9,262,903

Written option contracts ("options written")

At July 31, 2020, the Fund had outstanding options written as follows:

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Capital Markets
CME Group, Inc.	367	$(6,098,806)	$200	9/18/2020	$(4,587)

Entertainment
Activision Blizzard, Inc.	896	(7,403,648)	80	11/20/2020	(795,200)

Index
Russell 2000 Index	230	(34,049,821)	1,300	10/16/2020	(4,788,600)
S&P 500 Index	92	(30,094,304)	3,000	10/16/2020	(3,013,920)
					(7,802,520)

Interactive Media & Services
Facebook, Inc.	130	(3,297,710)	220	9/18/2020	(474,500)

IT Services
Repay Holdings Corp.	2,790	(6,174,270)	20	9/18/2020	(871,875)
Visa, Inc.	292	(5,559,680)	200	12/18/2020	(273,020)
					(1,144,895)

Oil, Gas & Consumable Fuels
Enterprise Products Partners L.P.	3,678	(6,473,280)	20	9/18/2020	(66,204)

Road & Rail
Union Pacific Corp.	358	(6,205,930)	180	8/21/2020	(60,681)

Specialty Retail
O'Reilly Automotive, Inc.	152	(7,256,176)	450	8/21/2020	(470,440)

Trading Companies & Distributors
HD Supply Holdings, Inc.	2,957	(10,379,070)	32.5	9/18/2020	(1,094,090)
Univar Solutions, Inc.	2,990	(5,283,330)	17.5	9/18/2020	(381,225)
					(1,475,315)
Total calls					$(12,294,342)

Puts

Banks
Citigroup, Inc.	2,300	$(11,502,300)	$40	6/18/2021	$(771,650)

Chemicals
Air Products & Chemicals, Inc.	414	(11,866,482)	170	9/18/2020	—	(a)(b)

Communications Equipment
Motorola Solutions, Inc.	650	(9,087,000)	125	8/21/2020	(68,250)

Entertainment
Activision Blizzard, Inc.	896	(7,403,648)	50	11/20/2020	(116,032)

Hotels, Restaurants & Leisure
Dine Brands Global, Inc.	642	(2,916,606)	40	12/18/2020	(439,770)

Internet & Direct Marketing Retail
Chewy, Inc.	1,600	(8,398,400)	40	8/21/2020	(29,600)
Chewy, Inc.	1,500	(7,873,500)	41	8/21/2020	(33,750)
					(63,350)

IT Services
WEX, Inc.	474	(7,506,738)	150	12/18/2020	(737,450)

Multi-Utilities
CenterPoint Energy, Inc.	17,330	(32,944,330)	15	12/18/2020	(1,039,800)

Trading Companies & Distributors
HD Supply Holdings, Inc.	2,957	(10,379,070)	20	9/18/2020	—	(a)(b)
Total puts					$(3,236,302)

Total options written (premium received $11,672,815)					$(15,530,644)

(a)	Value determined using significant unobservable inputs.

(b)	Security fair valued as of July 31, 2020 in accordance with procedures approved by the Board of Trustees.

At July 31, 2020, the Fund had securities pledged in the amount of $87,854,224 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3(c)	Total
Investments:
Common Stocks
Capital Markets	$182,329,031	$63,106,579	$—	$245,435,610
Commercial Services	—	—	17,007,650	17,007,650
Diversified Consumer Services	—	13,303,500	—	13,303,500
Food Products	57,033,204	6,810,000	—	63,843,204
IT Services	162,254,615	—	3,086,998	165,341,613
Oil, Gas & Consumable Fuels	26,752,000	—	1,612,100	28,364,100
Software	218,678,177	—	3,340,119	222,018,296
Other Common Stocks(a)	1,784,474,254	—	—	1,784,474,254
Total Common Stocks	2,431,521,281	83,220,079	25,046,867	2,539,788,227
Preferred Stocks
Food Products	—	—	7,276,100	7,276,100
Software	—	—	13,360,475	13,360,475
Other Preferred Stocks(a)	12,248,782	—	—	12,248,782
Total Preferred Stocks	12,248,782	—	20,636,575	32,885,357
Preferred Units(a)	—	—	31,752,929	31,752,929
Loan Assignments
Leisure Goods—Activities—Movies	—	—	23,250,000	23,250,000
Other Loan Assignments(a)	—	9,446,187	—	9,446,187
Total Loan Assignments	—	9,446,187	23,250,000	32,696,187
Corporate Bonds(a)	—	155,272,286	—	155,272,286
Convertible Bonds(a)	—	28,827,631	—	28,827,631
Master Limited Partnerships(a)	45,237,280	—	—	45,237,280
Warrants
Diversified Consumer Services	52,600	1,358,935	—	1,411,535
Food Products	226,080	519,332	—	745,412
Other Warrants(a)	1,551,653	—	—	1,551,653
Total Warrants	1,830,333	1,878,267	—	3,708,600
Options Purchased		—
IT Services	—	366,165	—	366,165
Other Options Purchased(b)	8,896,738	—	—	8,896,738
Total Options Purchased	8,896,738	366,165	—	9,262,903
Short-Term Investments	—	347,625,803	—	347,625,803
Total Investments	$2,499,734,414	$626,636,418	$100,686,371	$3,227,057,203

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)	The “Purchased option contracts” table under Derivative Instruments provides information on the industry or sector categorization for the portfolio.

(c)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2019	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2020	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2020
Investments in Securities:
Common Stocks(d)	$26,993	$—	$—	$(5,286)	$3,340	$—	$—	$—	$25,047	$(5,286)
Preferred Stocks(d)	11,725	—	—	(4,449)	13,361	—	—	—	20,637	(4,449)
Preferred Units(d)	—	—	—	5,986	25,767	—	—	—	31,753	5,986
Loan Assignments(d)(f)	25,993	31	(245)	(1,796)	—	(733)	—	—	23,250	(1,779)
Total	$64,711	$31	$(245)	$(5,545)	$42,468	$(733)	$—	$—	$100,687	$(5,528)

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

(d)	The following table presents additional information about valuation approach and inputs used for investments that are measured at fair value and categorized within Level 3 as of July 31, 2020:

Asset class	Fair value at 7/31/2020	Valuation approach	Unobservable input	Amount or range per unit	Input value per unit	Impact to valuation from increase in input(e)
Common Stocks	$17,007,650	Market Approach	Market Comparables	$7.88 - $9.85	$7.88	Increase
Common Stocks	3,086,998	Market Approach	Market Comparables	4.69 – 5.21	4.69	Increase
Common Stocks	1,612,100	Market Approach	Market Comparables	4,900.00 – 7,000.00	4,900.00	Increase
Common Stocks	3,340,119	Market Approach	Transaction Price	39.21 – 49.01	49.01	Increase
Preferred Stocks	6,266,670	Market Approach	Market Comparables	10.00 – 17.10	10.00	Increase
Preferred Stocks	1,009,430	Market Approach	Transaction Price	17.10	17.10	Increase
Preferred Stocks	13,360,475	Market Approach	Transaction Price	49.01	49.01	Increase
Preferred Units	31,752,929	Market Approach	Transaction Price	2.90 – 3.95	3.95	Increase
Loan Assignments	23,250,000	Market Approach	First Lien Quotation	93.00 – 100.00	93.00	Increase

(e)	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(f)	Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's short investments as of July 31, 2020:

Liabilities Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short
Trading Companies & Distributors	$—	$(7,445,345)	$—	$(7,445,345)
Other Common Stocks Sold Short(a)	(380,413,133)	—	—	(380,413,133)
Total Common Stocks Sold Short	(380,413,133)	(7,445,345)	—	(387,858,478)
Corporate Bonds Sold Short(a)	—	(89,347,840)	—	(89,347,840)
Total Short Positions	$(380,413,133)	$(96,793,185)	$—	$(477,206,318)

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2020:

Other Financial Instruments	Level 1	Level 2	Level 3(b)	Total
Futures(a)
Liabilities	$(26,900,171)	$—	$—	$(26,900,171)
Swaps
Assets	—	9,147,412	—	9,147,412
Liabilities	—	(21,573,839)	—	(21,573,839)
Options Written
Liabilities	(14,793,194)	(737,450)	—	(15,530,644)
Total	$(41,693,365)	$(13,163,877)	$—	$(54,857,242)

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

(000’s omitted)	Beginning balance, as of 11/1/2019	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2020	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2020
Other Financial Instruments:
Options Written(c)	$(45)	$—	$228	$308	$24	$(515)	$—	$—	$—	$515
Total	$(45)	$—	$228	$308	$24	$(515)	$—	$—	$—	$515

(c)	As of the period ended July 31, 2020, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Index PutWrite Strategy Fund^

(Unaudited) July 31, 2020

PRINCIPAL AMOUNT		VALUE
U.S. Treasury Obligations 95.0%
	U.S. Treasury Notes
$24,400,000	1.38%, due 9/15/2020	$24,436,046
45,500,000	1.88%, due 12/15/2020	45,796,817	(a)
58,500,000	2.38%, due 3/15/2021 – 3/15/2022	59,827,969
65,700,000	2.63%, due 6/15/2021 – 12/15/2021	67,509,175	(a)
35,200,000	2.75%, due 9/15/2021	36,227,125
24,200,000	1.75%, due 6/15/2022	24,935,453
10,700,000	1.50%, due 9/15/2022	11,013,477
	Total U.S. Treasury Obligations (Cost $265,594,359)	269,746,062

NUMBER OF SHARES
Short-Term Investments 6.0%
Investment Companies 6.0%
16,938,093	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.09%(b) (Cost $16,938,093)	16,938,093	(c)
	Total Investments 101.0% (Cost $282,532,452)	286,684,155
	Liabilities Less Other Assets (1.0)%	(2,813,667)	(d)
	Net Assets 100.0%	$283,870,488

(a)	All or a portion of the security is pledged as collateral for options written.
(b)	Represents 7-day effective yield as of July 31, 2020.
(c)	All or a portion of this security is segregated in connection with obligations for options written with a total value of $16,938,093.
(d)	Includes the impact of the Fund's open positions in derivatives at July 31, 2020.

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Index PutWrite Strategy Fund^

(Unaudited) (cont’d)

Derivative Instruments

Written option contracts ("options written")

At July 31, 2020, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Index
Russell 2000 Index	1	$(148,043)	$1,395	8/7/2020	$(308)
Russell 2000 Index	63	(9,326,690)	1,415	8/7/2020	(33,075)
Russell 2000 Index	3	(444,128)	1,430	8/7/2020	(2,280)
Russell 2000 Index	6	(888,256)	1,435	8/7/2020	(5,250)
Russell 2000 Index	4	(592,171)	1,440	8/7/2020	(3,780)
Russell 2000 Index	2	(296,085)	1,415	8/14/2020	(2,720)
Russell 2000 Index	32	(4,737,366)	1,460	8/14/2020	(84,960)
Russell 2000 Index	1	(148,043)	1,470	8/14/2020	(3,045)
Russell 2000 Index	39	(5,773,665)	1,475	8/14/2020	(126,945)
Russell 2000 Index	35	(5,181,495)	1,460	8/21/2020	(119,525)
Russell 2000 Index	9	(1,332,384)	1,470	8/21/2020	(34,155)
Russell 2000 Index	9	(1,332,384)	1,480	8/21/2020	(38,295)
Russell 2000 Index	18	(2,664,769)	1,490	8/21/2020	(84,870)
Russell 2000 Index	15	(2,220,641)	1,455	8/28/2020	(58,500)
Russell 2000 Index	6	(888,256)	1,480	8/28/2020	(30,120)
Russell 2000 Index	51	(7,550,178)	1,490	8/28/2020	(279,990)
S&P 500 Index	24	(7,850,688)	3,140	8/7/2020	(13,200)
S&P 500 Index	12	(3,925,344)	3,150	8/7/2020	(7,560)
S&P 500 Index	71	(23,224,952)	3,165	8/7/2020	(54,670)
S&P 500 Index	88	(28,785,856)	3,170	8/7/2020	(73,040)
S&P 500 Index	6	(1,962,672)	3,165	8/14/2020	(11,820)
S&P 500 Index	1	(327,112)	3,175	8/14/2020	(2,145)
S&P 500 Index	35	(11,448,920)	3,205	8/14/2020	(96,425)
S&P 500 Index	102	(33,365,424)	3,220	8/14/2020	(317,730)
S&P 500 Index	47	(15,374,264)	3,230	8/14/2020	(159,330)
S&P 500 Index	94	(30,748,528)	3,210	8/21/2020	(380,700)
S&P 500 Index	1	(327,112)	3,220	8/21/2020	(4,320)
S&P 500 Index	36	(11,776,032)	3,235	8/21/2020	(171,180)
S&P 500 Index	3	(981,336)	3,260	8/21/2020	(16,785)
S&P 500 Index	47	(15,374,264)	3,270	8/21/2020	(280,825)
S&P 500 Index	50	(16,355,600)	3,220	8/28/2020	(275,750)
S&P 500 Index	3	(981,336)	3,230	8/28/2020	(17,445)
S&P 500 Index	136	(44,487,232)	3,240	8/28/2020	(833,680)
S&P 500 Index	5	(1,635,560)	3,220	9/4/2020	(33,100)
Total options written (premium received $7,760,679)					$(3,657,523)

At July 31, 2020, the Fund had securities pledged in the amount of $86,938,395 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Index PutWrite Strategy Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$269,746,062	$—	$269,746,062
Short-Term Investments	—	16,938,093	—	16,938,093
Total Investments	$—	$286,684,155	$—	$286,684,155

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2020:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(3,657,523)	$—	$—	$(3,657,523)
Total	$(3,657,523)	$—	$—	$(3,657,523)

^ A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

July 31, 2020

Notes to Schedule of Investmentsß Alternative and Multi-Asset Class Funds (Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Commodity Strategy Fund, Neuberger Berman Global Allocation Fund, Neuberger Berman Long Short Fund, and Neuberger Berman U.S. Equity Index PutWrite Strategy Fund, (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC ("Management") believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments (long and short positions) in equity securities, exchange-traded funds, preferred stocks and units, master limited partnerships, warrants and exchange-traded options purchased and written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds’ investments for long and short positions in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid or offer quotations, respectively, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available (“Other Market Information”).

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

ß	Consolidated Notes to Schedule of Investments for Neuberger Berman Commodity Strategy Fund.

Notes to Schedule of Investmentsß Alternative and Multi-Asset Class Funds (Unaudited) (cont’d)

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

Emerging Markets Debt and Foreign Government Securities. Inputs used to value emerging markets debt and foreign government securities generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward foreign currency contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of total return swaps and total return basket swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark interest rate (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Alternative Funds Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of ICE Data Pricing & Reference Data LLC (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of ICE to evaluate the prices of foreign debt securities

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

ß	Consolidated Notes to Schedule of Investments for Neuberger Berman Commodity Strategy Fund.

Notes to Schedule of Investmentsß Alternative and Multi-Asset Class Funds (Unaudited) (cont’d)

as of the time as of which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820: “Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”) (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the disclosure requirements. Management has elected to adopt early the provisions that eliminate the disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.

Other matters—Coronavirus: The outbreak of the novel coronavirus in many countries, which is a rapidly evolving situation, has, among other things, disrupted global travel and supply chains, and has adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility, in ways that cannot necessarily be foreseen at the present time. The rapid development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on economic and market conditions and trigger a period of global economic slowdown. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Funds.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

ß	Consolidated Notes to Schedule of Investments for Neuberger Berman Commodity Strategy Fund.

Notes to Schedule of Investmentsß Alternative and Multi-Asset Class Funds (Unaudited) (cont’d)

Legend

Benchmarks:

EURIBOR		= Euro Interbank Offered Rate
LIBOR		= London Interbank Offered Rate
SOFR		= Secured Overnight Financing Rate

Currency Abbreviations:

AUD	=	Australian Dollar
BRL	=	Brazilian Real
CAD	=	Canadian Dollar
CHF	=	Swiss Franc
CLP	=	Chilean Peso
CZK	=	Czech Koruna
EUR	=	Euro
GBP	=	Pound Sterling
HUF	=	Hungarian Forint
JPY	=	Japanese Yen
KRW	=	South Korean Won
MXN	=	Mexican Peso
NOK	=	Norwegian Krone
NZD	=	New Zealand Dollar
PLN	=	Polish Zloty
SEK	=	Swedish Krona
TRY	=	Turkish Lira
USD	=	United States Dollar
ZAR	=	South African Rand

Non-Deliverable Forward Contracts:

BRL	=	Brazilian Real
CLP	=	Chilean Peso
KRW	=	South Korean Won

Counterparties:

CITI	=	Citibank, N.A.
GSI	=	Goldman Sachs International
JPM	=	JPMorgan Chase Bank N.A.
RBC	=	Royal Bank of Canada
SCB	=	Standard Chartered Bank
SG	=	Societe Generale
SSB	=	State Street Bank and Trust Company

Index Periods/Payment Frequencies:

1M	=	1 Month
3M	=	3 Months
6M	=	6 Months
T	=	Termination

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

ß	Consolidated Notes to Schedule of Investments for Neuberger Berman Commodity Strategy Fund.